UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 83.15%

Corporate-Backed 4.81%

Burke Co Dev - GA Transmission	1.30%#	1/1/2052	AA-		$12,500	$12,442,750
Burke Co Dev - Oglethorpe Power	2.40%#	1/1/2040	A		3,005	3,015,217
Burke CO Dev - Oglethorpe Power (AGM)	1.238%#	1/1/2024	AA		10,200	9,614,520
CA Poll Ctl - Waste Mgmt	1.55%	2/1/2019	A-		3,475	3,473,575
CA Stwde - So Cal Edison	1.375%#	4/1/2028	Aa3		5,000	4,998,450
Citizens Property Insurance Corp	4.25%	6/1/2017	A+		2,690	2,726,154
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		8,000	8,387,920
Citizens Property Insurance Corp	5.50%	6/1/2017	A+		3,365	3,427,219
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	B		2,350	2,361,421
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B		1,925	1,928,003
Miami Dade Co IDA - Waste Mgmt Rmkt	1.50%#	10/1/2018	A-		4,000	4,008,880
Mobile IDB - AL Power Co	1.625%#	7/15/2034	A1		3,000	2,999,220
Mobile IDB - AL Power Co Rmkt	1.65%#	6/1/2034	A1		3,000	3,002,850
Montgomery Co IDA - Peco Generation	2.50%#	10/1/2030	BBB		5,000	4,955,300
Montgomery Co IDA - Peco Generation	2.55%#	6/1/2029	BBB		5,000	4,961,200
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2		1,000	1,004,460
NY Env Facs - Waste Mgmt	2.75%#	7/1/2017	A-		1,000	1,007,040
St Charles Parish - Valero Energy	4.00%#	12/1/2040	BBB		3,500	3,664,465
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A2		9,075	9,353,784
WV Poll Ctl - Appalachian Pwr	1.625%#	10/1/2022	BBB+		2,500	2,488,700
Total						89,821,128

Education 5.66%

AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2018	Aa3		2,140	2,217,447
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2018	Aa3		3,215	3,375,943
CA State Univ Sys	5.00%	11/1/2019	Aa2		2,000	2,198,520
CA State Univ Sys	5.00%	11/1/2020	Aa2		5,000	5,629,750
CA State Univ Sys	5.00%	11/1/2020	Aa2		1,700	1,914,115
Clemson Univ	5.00%	5/1/2019	Aa2		3,950	4,277,495
Cleveland State Univ	5.00%	6/1/2018	A+		1,000	1,051,210
Cleveland State Univ	5.00%	6/1/2019	A+		1,265	1,363,898
Curators Univ Sys	5.00%	11/1/2019	AA+		5,000	5,483,150
IA HI Ed - Wartburg Clg	2.50%	10/1/2020	BB-	(a)	3,545	3,427,731
IL Fin Auth - Noble Chtr Sch	4.00%	9/1/2019	BBB		2,530	2,620,245
MA DFA - Boston Med Ctr	5.00%	7/1/2018	BBB		2,550	2,668,958
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2019	NR		410	426,703
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR		1,535	1,662,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NC Cap Facs - High Point Univ	4.00%	5/1/2017	A-	$2,785	$2,808,589
NC Cap Facs - High Point Univ	5.00%	5/1/2018	A-	1,640	1,711,750
NY Dorm - Mt Sinai Sch Med	4.00%	7/1/2020	A-	3,000	3,203,310
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2021	A-	2,000	2,239,020
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	1,000	1,047,170
NY Dorm - SUNY	4.00%	7/1/2020	Aa3	2,000	2,152,360
NY Dorm - SUNY	5.00%	7/1/2021	Aa3	2,000	2,263,720
PA Hi Ed - PA State Univ Sys	5.00%	6/15/2020	Aa3	3,710	4,098,214
Texas A&M Univ	5.00%	5/15/2019	AAA	7,200	7,798,032
Texas A&M Univ	5.00%	5/15/2023	AAA	11,355	13,313,283
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A-	445	500,149
Troy Cap Res Corp - RPI	5.00%	8/1/2022	A-	1,000	1,142,120
Univ of North Carolina - Chapel Hill	1.163%#	12/1/2041	AAA	25,000	25,024,750
Total					105,620,405

General Obligation 22.24%

CA State GO	1.192%#	12/1/2031	AA-	2,000	1,969,660
CA State GO	1.42%#	12/1/2028	AA-	8,000	7,878,240
CA State GO	5.00%	9/1/2018	AA-	7,500	7,963,125
CA State GO	5.00%	10/1/2018	AA-	6,600	7,025,502
CA State GO	5.00%	11/1/2018	AA-	12,150	12,968,181
CA State GO	5.00%	2/1/2019	AA-	14,750	15,843,270
CA State GO	5.00%	9/1/2020	AA-	10,000	11,168,400
CA State GO	5.00%	9/1/2022	AA-	11,000	12,724,250
CA State GO	5.50%	4/1/2019	AA-	8,715	9,497,607
CA State GO	6.00%	4/1/2019	AA-	2,500	2,751,950
Chicago GO	5.00%	1/1/2021	BBB+	6,355	6,412,068
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2019	AA+	1,250	1,355,875
Cook Co GO	5.00%	11/15/2017	AA-	5,010	5,157,194
CT State GO	5.00%	2/15/2021	AA-	6,350	6,803,199
CT State GO	5.00%	8/15/2021	AA-	5,000	5,580,350
CT State GO	5.00%	10/15/2023	AA-	12,000	13,746,600
Dallas ISD PSF GTD	5.00%#	2/15/2036	AAA	5,000	5,453,300
Georgia GO	5.00%	2/1/2019	AAA	10,000	10,764,700
HI State GO	5.00%	11/1/2021	AA+	5,000	5,710,850
Houston ISD PSF GTD	5.00%	2/15/2019	AAA	8,570	9,198,267
IL State GO	5.00%	2/1/2020	BBB	575	595,660
IL State GO	5.00%	6/1/2020	BBB	14,735	15,289,625
IL State GO	5.00%	11/1/2021	BBB	5,000	5,194,800
IL State GO	5.00%	2/1/2023	BBB	7,500	7,729,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Kansas City GO	5.00%	10/1/2020	AA-	$1,345	$1,491,161
Katy ISD PSF GTD	5.00%	2/15/2019	AAA	1,310	1,408,027
Katy ISD PSF GTD	5.00%	2/15/2020	AAA	3,000	3,305,430
Los Angeles CCD	2.00%	8/1/2022	AA+	775	777,852
Los Angeles CCD	5.00%	8/1/2019	AA+	3,000	3,271,080
Miami Dade Co Sch Brd COP	5.00%	11/1/2019	A1	6,500	7,037,940
Nassau Co GO	5.00%	1/1/2021	A+	18,405	20,414,642
NJ State GO	5.00%	6/1/2019	A2	13,400	14,372,036
Northside ISD PSF GTD	2.00%#	6/1/2039	Aaa	1,000	1,003,510
Northside ISD PSF GTD	2.00%#	8/1/2044	Aaa	5,285	5,299,481
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2018	AA	1,350	1,436,549
NY Dorm - Sch Dist Fin	5.00%	10/1/2021	A+	10,000	11,272,400
NYC GO	5.00%	8/1/2018	AA	10,000	10,580,300
NYC GO	5.00%	8/1/2019	AA	5,585	6,067,488
NYC GO	5.00%	8/1/2019	AA	14,885	16,170,915
NYC GO	5.00%	8/1/2021	AA	7,410	8,387,008
OH State GO	5.00%	9/15/2018	AA+	6,200	6,595,002
PA State GO	5.00%	7/1/2019	AA-	7,500	8,091,075
PA State GO	5.00%	8/15/2020	AA-	10,000	11,039,900
Philadelphia Sch Dist	5.00%	9/1/2020	A2	2,500	2,678,950
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa2	7,090	7,410,752
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	7,050	7,416,318
Rockland Co GO	2.00%	3/16/2017	NR	6,000	6,011,100
South Carolina GO	5.00%	10/1/2022	Aaa	7,500	8,713,950
WA State GO	5.00%	2/1/2019	AA+	7,900	8,485,548
WA State GO	5.00%	2/1/2019	AA+	5,640	6,058,037
WI State GO	5.00%	5/1/2019	AA	5,025	5,436,799
WI State GO	5.00%	5/1/2019	AA	8,440	9,131,658
WI State GO	5.00%	5/1/2020	AA	7,110	7,888,972
WI State GO	5.00%	5/1/2021	AA	11,870	13,463,547
WI State GO	5.00%	11/1/2022	AA	5,000	5,817,400
Total					415,316,700

Health Care 10.12%

Antelope Valley Hlth	5.00%	3/1/2021	Ba3	2,250	2,339,618
AZ Hlth Facs - Phoenix Childrens Hsp	2.57%#	2/1/2048	BBB+	11,500	11,731,265
CA Hlth - Childrens Hsp Los Angeles	2.52%#	7/1/2042	BBB+	9,250	9,253,885
CA Hlth - Prov St Josephs	1.25%#	10/1/2036	AA-	12,000	11,601,240
CA Hlth - St Joseph Hlth	5.00%#	7/1/2034	AA-	1,800	2,039,922
CA Hlth - St Joseph Hlth	5.00%#	7/1/2043	AA-	5,000	5,451,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Fountainview Gonda	2.50%	8/1/2020	AA-		$3,500	$3,503,500
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,150	1,150,299
CO Hlth Facs - Christian Living Nghbrhds	4.00%	1/1/2021	NR		350	357,116
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2018	BBB+		2,705	2,840,196
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2019	BBB+		2,835	3,046,945
CT Hlth & Ed - Yale New Haven Hsp	0.963%#	7/1/2049	AA-		10,000	9,900,200
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2021	A1		1,215	1,374,845
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		3,920	3,972,959
Fairfax Co IDA - Inova Hlth	5.00%	5/15/2022	AA+		8,160	9,327,043
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A		1,660	1,809,881
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2020	A		1,850	2,056,645
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2021	A		1,350	1,523,988
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	1,225	1,319,386
IL Fin Auth - Presence Health	5.00%	2/15/2021	BBB-		5,095	5,431,321
IL Fin Auth - Presence Health	5.00%	2/15/2022	BBB-		4,000	4,293,920
IL Fin Auth - Rush Univ Med	5.00%	11/15/2019	A+		1,000	1,091,460
IL Fin Auth - Rush Univ Med	5.00%	11/15/2020	A+		500	557,235
IL Fin Auth - Rush Univ Med	5.00%	11/15/2021	A+		695	787,664
IN Hlth Facs - Ascension Hlth	1.60%#	11/15/2036	NR		60	60,031
IN Hlth Facs - Ascension Hlth	1.60%#	11/15/2036	AA+		11,440	11,448,466
Karnes Co Hsp Dist	4.00%	2/1/2019	BBB	(a)	1,530	1,560,248
MA DFA - CareGroup	5.00%	7/1/2021	A-		5,000	5,597,550
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2019	BBB		3,000	3,226,560
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2020	BBB		3,000	3,289,080
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2019	A1		3,000	3,146,580
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2020	A1		2,300	2,435,769
MI Fin Auth - Henry Ford Hlth	5.00%	11/15/2021	A3		1,100	1,224,047
MI Fin Auth - Henry Ford Hlth	5.00%	11/15/2022	A3		1,750	1,968,803
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2019	Baa2		1,305	1,370,955
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2020	Baa2		1,235	1,317,412
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2021	Baa2		2,000	2,159,360
MS Equip Facs - MS Baptist Hlth	2.02%#	8/15/2036	BBB+		7,000	7,021,910
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,024,210
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,503,723
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,366,492
NC Med - Southminster	5.00%	10/1/2023	NR		750	799,350
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2021	AA-		2,000	2,229,060
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2022	AA-		2,500	2,824,175
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	3,896,854
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2021	AA		900	992,565
Palomar Health REVENUE BONDS REF	5.00%	11/1/2021	BBB-		500	545,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BBB-		$1,500	$1,520,385
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2017	BBB+		2,555	2,587,193
Rochester Hlth Care - Mayo Clinic	4.00%#	11/15/2038	AA		5,500	5,754,980
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB+		1,750	1,795,798
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB+		1,800	1,902,636
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		1,875	1,861,706
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	3,750	3,919,987
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		1,230	1,315,411
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	BBB-		1,255	1,364,925
St. Louis Ind Dev Auth - Nazareth	3.85%	8/15/2020	NR		300	297,297
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		650	645,671
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,240	1,239,975
Univ of Nebraska - Cancer Ctr	5.00%	2/15/2022	Aa1		5,000	5,733,100
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,200	1,202,376
Total						188,911,843

Housing 0.35%

CA Stwde - American Baptist	2.40%	10/1/2020	BBB+	(a)	1,250	1,235,850
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2019	Baa1		1,000	1,064,050
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2020	Baa1		575	622,403
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2021	Baa1		825	900,768
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2022	Baa1		1,000	1,103,010
Los Angeles Regl Fin Auth - Montecedro Prk	3.00%	11/15/2021	AA-		570	570,855
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,030,240
Total						6,527,176

Lease Obligations 4.04%

Broward Co Sch Brd COP	5.00%	7/1/2020	Aa3		7,350	8,097,348
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	866,888
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	832,073
CA Pub Wks - Dept of Correction	5.00%	1/1/2019	A+		4,000	4,279,040
CA Pub Wks - Dept of Correction	5.00%	1/1/2020	A+		5,000	5,481,900
CA Pub Wks - Various Cap Proj	5.00%	4/1/2018	A+		2,800	2,930,396
CA Pub Wks - Various Cap Proj	5.00%	11/1/2018	A+		2,000	2,129,420
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2018	AA-		4,535	4,831,135
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2018	AA		3,000	3,150,660
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2021	Aa3		5,000	5,588,500
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA		1,000	1,087,710
Los Angeles Mun Impt Corp	5.00%	3/1/2019	Aa3		9,500	10,212,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Los Angeles Mun Impt Corp	5.00%	11/1/2020	A+	$5,405	$6,032,466
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,190,710
NJ EDA - Sch Facs (AMBAC)	5.50%	12/15/2019	A3	5,000	5,356,950
NJ Trans Trust Fund	5.00%	6/15/2019	A3	1,250	1,311,487
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,147,542
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,745,618
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,175,390
South Florida Wtr Mgt Dist COP	5.00%	10/1/2021	AA	1,235	1,392,734
South Florida Wtr Mgt Dist COP	5.00%	10/1/2022	AA	1,500	1,716,525
Twin Rivers USD COP (AGM)	3.20%#	6/1/2041	AA	1,910	1,911,490
Total					75,468,957

Other Revenue 4.28%

Black Belt Energy - RBC	4.00%#	7/1/2046	Aa3	8,000	8,507,760
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2020	BBB-	500	544,780
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2021	BBB-	1,105	1,219,567
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2022	BBB-	1,250	1,395,350
CA Infra & Econ Dev - Segerstrom Center	5.00%	7/1/2023	A-	5,725	6,573,674
CA Muni Fin Auth - Republic Svcs	0.95%#	9/1/2021	BBB+	5,000	5,000,000
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR	1,000	985,390
Farmington Poll Ctl - El Paso Elec	1.875%#	6/1/2032	Baa1	5,000	5,005,300
FL Brd Ed - Lottery Rev	5.00%	7/1/2020	AAA	10,000	11,091,700
FL Brd Ed - Lottery Rev	5.00%	7/1/2021	AAA	5,000	5,652,400
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	NR	210	212,696
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,512,397
NYC Cultural - MOMA	4.00%	2/1/2023	AA	5,000	5,538,900
PA Econ Dev - Unemployment Comp	5.00%	7/1/2019	Aaa	5,000	5,429,800
PA IDA - Economic Dev	5.00%	7/1/2018	A+	2,595	2,730,978
Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB	1,290	1,271,901
SC Transp Infra Bank	5.00%	10/1/2020	A1	6,470	7,202,792
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3	5,000	5,523,450
WA Eda - Waste Mgmt†	2.125%#	6/1/2020	A-	1,500	1,510,005
Total					79,908,840

Special Tax 1.68%

Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,168,020
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,327,619
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,032,460
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,297,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

CT Spl Tax - Trans Infra	5.00%	9/1/2020	AA	$6,500	$7,205,770
CT Spl Tax - Trans Infra	5.00%	9/1/2021	AA	5,000	5,646,900
Emeryville Redev Agy	5.00%	9/1/2018	A+	1,875	1,986,319
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,090,490
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,641,850
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2021	AA	1,000	1,123,700
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2022	AA	3,370	3,838,329
Total					31,359,082

Tax Revenue 3.38%

Dallas Area Rapid Transit	5.00%	12/1/2019	AA+	2,000	2,192,280
FL Dept Env Protn - Florida Forever	5.00%	7/1/2021	AA-	7,610	8,595,952
FL Dept Env Protn - Florida Forever	5.00%	7/1/2022	AA-	3,410	3,914,441
MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	4,415	4,637,604
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,039,990
NJ EDA - Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	8,824,105
NM State Severance Tax	5.00%	7/1/2021	Aa2	9,910	11,248,742
Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,072,601
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2019	AAA	6,355	6,915,956
Phoenix Excise Tax	5.00%	7/1/2019	AA+	2,615	2,839,105
TX Trsp Commn	5.00%	4/1/2022	AAA	5,000	5,761,200
Total					63,041,976

Tobacco 1.74%

Golden St Tobacco	5.00%	6/1/2020	A+	5,300	5,857,719
Inland Empire Tobacco	4.625%	6/1/2021	NR	1,915	1,919,481
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,441,256
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,098,400
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,371,535
Tobacco Settlement Fin Corp LA	5.00%	5/15/2017	A	2,000	2,026,460
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	Baa3	4,840	4,872,573
Tobacco Settlement Fin Corp NY	5.00%	6/1/2017	AA	5,850	5,946,584
Total					32,534,008

Transportation 10.91%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,090,170
Bay Area Toll Auth	1.42%#	4/1/2047	AA	8,000	8,026,320
Bay Area Toll Auth	1.50%#	4/1/2047	AA	5,000	5,005,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Bay Area Toll Auth	1.875%#	4/1/2034	AA	$15,000	$15,009,750
Bay Area Toll Auth Rmkt	1.367%#	4/1/2045	AA	15,000	15,002,850
Central TX Mobility Auth	5.00%#	1/1/2045	BBB+	5,000	5,237,600
Central TX Tpk	5.00%#	8/15/2042	A-	8,000	8,730,320
Chicago O’Hare Arpt	5.00%	1/1/2021	A	1,500	1,660,755
Clark Co Arpt - McCarran Arpt	5.00%	7/1/2018	A+	8,500	8,954,495
Clark Co PFC - McCarran Arpt	5.25%	7/1/2018	A+	7,090	7,500,511
Cleveland Arpt (AGM)	5.00%	1/1/2021	AA	450	498,776
Cleveland Arpt (AGM)	5.00%	1/1/2022	AA	455	512,817
Cleveland Arpt (AGM)	5.00%	1/1/2023	AA	1,000	1,141,830
Denver City & Co Arpt	Zero Coupon #	11/15/2031	A+	3,000	3,002,400
E470 Pub Hwy Auth	5.00%	9/1/2019	A3	1,000	1,071,280
Fairfax Co EDA - Silver Line Phase I	5.00%	4/1/2017	Aa1	2,000	2,019,840
FL Tpk Auth - Dept Trans	5.00%	7/1/2020	Aa2	6,075	6,744,769
Foothill / Eastern Corridor Toll Rd	5.00%#	1/15/2053	BBB-	7,500	7,619,475
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,183,025
Long Beach Harbor	5.00%	11/15/2018	AA	7,500	8,021,400
Los Angeles Dept Arpts - LAX	4.00%	5/15/2020	AA-	225	242,062
MD Dept Trans	5.00%	12/15/2021	AAA	10,000	11,481,700
Minneapolis / St Paul Met Arpts	5.00%	1/1/2021	A+	2,700	3,016,764
MTA NY	1.253%#	11/1/2030	AA-	7,305	7,309,456
MTA NY	5.00%	11/15/2018	AA-	3,235	3,451,874
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,471,200
NJ Trans Trust Fund	5.00%	6/15/2023	A+	7,000	7,600,950
North TX Twy Auth	5.00%	1/1/2020	A1	2,500	2,730,250
NY Twy Auth	5.00%	5/1/2019	A-	15,725	16,946,203
NY Twy Auth	5.00%	1/1/2020	A	2,000	2,190,920
OH Infrastructure	5.00%	12/15/2019	AA	2,500	2,746,525
OH Infrastructure	5.00%	12/15/2019	AA	6,000	6,591,660
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,220,560
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2018	AA-	1,280	1,342,797
St Louis Arpt - Lambert Intl Arpt	5.00%	7/1/2018	A-	1,530	1,609,009
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,007,137
Triborough Brdg & Tunl Auth	5.00%	11/15/2021	AA-	5,000	5,718,850
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	1,650	1,922,036
Total					203,634,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 13.94%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2017	A1	$1,000	$1,004,490
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	AA-	2,500	2,664,125
Atlanta Wtr & Wastewtr (NPFGC)(FGIC)	5.50%	11/1/2018	AA-	4,425	4,755,193
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2019	NR	205	225,014
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	AAA	12,400	13,969,716
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	NR	240	269,510
Chicago Wastewater	5.00%	1/1/2021	A	1,000	1,083,660
Chicago Wastewater	5.00%	1/1/2022	A	2,000	2,188,900
CO Public Auth - ML	5.75%	11/15/2018	BBB+	3,160	3,325,584
Detroit Water	5.00%	7/1/2021	A-	420	466,208
Detroit Water	5.00%	7/1/2022	A-	500	562,375
E Baton Rouge Swr Comm	0.932%#	2/1/2046	AA-	7,205	7,157,087
Farmington Poll Ctl - NM Pub Svc	1.875%#	4/1/2033	BBB+	4,000	3,852,320
Farmington Poll Ctl - NM Pub Svc	1.875%#	4/1/2033	BBB+	4,500	4,333,860
Floyd Co Dev - GA Power	2.35%#	7/1/2022	A3	1,500	1,492,170
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA	1,000	1,080,930
Houston Util Sys	5.00%	11/15/2018	AA	1,750	1,868,983
Houston Util Sys	5.00%	11/15/2019	AA	2,485	2,719,584
Houston Util Sys	5.00%	5/15/2020	AA	5,000	5,531,550
Houston Util Sys (SIFMA)	1.47%#	5/15/2034	AA	23,000	22,978,150
IL Fin Auth - Peoples Gas	1.875%#	2/1/2033	Aa3	6,500	6,418,945
Intermountain Pwr Agy	5.00%	7/1/2018	A+	2,400	2,531,256
Intermountain Pwr Agy	5.00%	7/1/2019	A+	2,350	2,548,387
JEA Elec Sys	5.00%	10/1/2020	Aa3	3,620	4,032,789
JEA Elec Sys	5.00%	10/1/2020	Aa3	4,490	5,001,995
Lakeland Energy	1.47%#	10/1/2017	AA	17,000	17,005,950
Long Island Power Auth	1.082%#	5/1/2033	A-	10,000	10,001,500
Maricopa Co Poll Ctl - NM Pub Svc	2.40%#	6/1/2043	BBB+	7,500	7,371,975
MEAG - Proj 1	5.00%	1/1/2018	A	3,145	3,264,982
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	7,806,960
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	4,646,346
Mgag - Gas Port IV Proj	5.00%	10/1/2019	AA-	5,500	5,994,395
MI Strat Fund - Detroit Edison	1.45%#	9/1/2030	Aa3	2,000	1,937,420
MO Joint Muni Elec Util Commn	5.00%	1/1/2020	A2	2,000	2,187,260
Modesto Irrigation Dist	5.00%	10/1/2019	A+	2,500	2,725,425
Modesto Irrigation Dist	5.00%	10/1/2020	A+	2,250	2,504,835
Modesto Irrigation Dist	5.00%	10/1/2021	A+	1,605	1,816,956
New Orleans Sewer	5.00%	6/1/2018	A	1,000	1,049,630
OH Air Quality - Firstenergy	3.75%#	12/1/2023	CCC+	7,925	3,496,510
OH Air Quality - FirstEnergy	5.625%	6/1/2018	B1	2,000	1,881,000
PA Econ Dev - Waste Mgmt	1.50%#	11/1/2021	A-	3,000	2,999,580
Peninsula Ports Auth - Dominion	1.55%#	10/1/2033	BBB	3,000	2,946,060
Philadelphia Gas Works	5.00%	8/1/2019	A	7,500	8,035,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Gas Works	5.00%	8/1/2020	A	$2,000	$2,177,680
Philadelphia Water & Wastewater	5.00%	7/1/2019	A+	2,390	2,586,267
Philadelphia Water & Wastewater	5.00%	7/1/2020	A+	4,500	4,976,775
Portland Sewer Sys	5.00%	10/1/2022	AA	5,000	5,788,750
PR Elec Pwr Auth	5.25%	7/1/2018	Caa3	2,000	1,320,960
Rockport Poll Ctl - IN/MI Pwr Co	1.75%#	6/1/2025	BBB+	5,590	5,575,298
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2021	A3	4,350	4,836,852
San Diego Water	5.00%	8/1/2020	Aa3	7,000	7,817,880
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2021	AA-	5,125	5,816,824
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	1,902,145
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2020	AA	1,000	1,111,200
TEAC - Goldman Sachs	5.25%	9/1/2018	A3	5,755	6,090,862
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2018	A3	3,000	3,166,650
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2019	A3	1,000	1,072,880
Utility Debt Sec Auth - LIPA	5.00%	9/1/2022	A-	2,000	2,282,500
Western Muni Water Dist	1.50%#	10/1/2039	AA+	5,000	4,965,700
Wise Co IDA - VA Elec & Pwr Co	2.15%#	10/1/2040	A2	5,425	5,379,593
York Co EDA - VA Elec & Pwr Co	1.875%#	5/1/2033	A2	3,750	3,752,137
Total					260,356,393
Total Municipal Bonds (cost $1,568,387,200)					1,552,500,694

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date
SHORT-TERM INVESTMENTS 15.63%

Variable Rate Demand Notes 15.63%

Corporate-Backed 5.32%

Columbia IDB - Alabama Pwr	0.80%	1/3/2017	12/1/2037	A1	12,700	12,700,000
MS Bus Fin Corp - Grand Alliance	1.00%	1/5/2017	1/1/2033	BBB+	10,950	10,950,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	11/1/2040	A2	8,550	8,550,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	2,810	2,810,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	11/1/2040	A2	10,200	10,200,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	4/1/2040	A2	1,900	1,900,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	9,470	9,470,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	16,900	16,900,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	4/1/2040	A2	5,900	5,900,000
St James Parish - Nucor Steel	0.95%	1/4/2017	11/1/2040	A-	20,000	20,000,000
Total						99,380,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 1.41%

Eastern MI Univ†	0.87%	1/5/2017	7/1/2018	NR	$21,700	$21,700,000
Met Govt Nashville H & E - Fisk Univ	1.00%	1/5/2017	12/1/2020	NR	4,635	4,635,000
Total						26,335,000

General Obligation 1.38%

NYC GO	0.74%	1/3/2017	8/1/2038	AA	9,300	9,300,000
NYC GO (AGM)	0.93%	1/3/2017	11/1/2026	AA	10,600	10,600,000
WA State GO	0.81%	1/5/2017	7/1/2017	AA+	5,815	5,815,000
Total						25,715,000

Health Care 1.44%

AR DFA - Baptist Mem Hlth	1.25%	1/3/2017	9/1/2044	A-	15,000	15,000,000
IL Fin Auth - Advocate Hlth	0.75%	1/4/2017	11/1/2038	AA	4,525	4,525,000
NJ Hlth - Christian Hlth Care Ctr	1.01%	1/5/2017	7/1/2038	A-	7,365	7,365,000
Total						26,890,000

Lease Obligations 1.53%

Palm Beach Co Sch Brd COP	0.66%	1/3/2017	8/1/2029	BBB	28,500	28,500,000

Other Revenue 0.69%

Pima Co IDA - Clark Co Detention†	1.00%	1/5/2017	9/1/2033	AA-	6,500	6,500,000
WI Hlth & Ed - Maranatha Baptist	1.47%	1/5/2017	8/1/2026	BBB+	6,500	6,500,000
Total						13,000,000

Utilities 3.86%

Appling Co Dev - GA Power	0.84%	1/3/2017	9/1/2041	A-	5,000	5,000,000
NYC Muni Water	0.93%	1/3/2017	6/15/2032	AA+	16,600	16,600,000
St Lucie Co PCR - FL Pwr & Lt Co	0.78%	1/3/2017	9/1/2028	Aa2	50,450	50,450,000
Total						72,050,000

Total Short-Term Investments (cost $291,870,000)						291,870,000

Total Investments in Securities 98.78% (cost $1,860,257,200)						1,844,370,694

Cash and Other Assets in Excess of Liabilities 1.22%						22,763,845

Net Assets 100.00%						$1,867,134,539

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,552,500,694	$—	$1,552,500,694
Variable Rate Demand Notes	—	291,870,000	—	291,870,000
Total	$—	$1,844,370,694	$—	$1,844,370,694

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$7,613,154
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	(7,613,154)
Balance as of December 31, 2016	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.96%

Corporate-Backed 6.66%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,302,162
Allegheny Co IDA - US Steel	6.50%	5/1/2017	B	3,315	3,332,735
Babylon IDA - Covanta	5.00%	1/1/2019	AA	4,000	4,245,720
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	3,600	3,846,420
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	550	576,934
Burke Co Dev - Oglethorpe Power	2.40%#	1/1/2040	A	4,000	4,013,600
CA Poll Ctl - Waste Mgmt AMT	3.00%	11/1/2025	A-	9,850	9,834,634
Citizens Property Insurance Corp	5.00%	6/1/2022	A+	12,500	14,019,875
Farmington Poll Ctl - NM Pub Svc	4.75%#	6/1/2040	BBB+	5,000	5,049,850
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,884,750
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	2,980	3,132,934
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	B+	4,900	4,981,781
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B	3,915	3,921,107
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B	10,000	9,894,500
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B	4,195	4,196,258
IA Fin Auth - Iowa Fertilizer Co†	5.875%	12/1/2026	B	3,365	3,415,273
IN Fin Auth - US Steel	6.00%	12/1/2019	B	3,145	3,209,473
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2026	A1	9,425	10,885,498
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2027	A1	8,300	9,509,476
JFK IAT - American Airlines AMT	5.00%	8/1/2026	BB-	11,750	12,139,512
LA Citizens Property Insurance Corp (AGM)	5.00%	6/1/2022	AA	2,000	2,279,520
LA Env Facs - Westlake Chem	6.50%	8/1/2029	BBB	6,780	7,578,006
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	Baa1	1,800	1,978,308
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,523,520
Martin Co IDA - Indiantown Cogen AMT†	4.20%	12/15/2025	Ba1	6,000	6,140,940
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	BBB+	8,000	8,213,840
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	2,570	1,542,000
Nez Perce CO Poll Ctl - Potlatch	2.75%	10/1/2024	Ba1	7,500	7,048,275
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	6,420	6,448,633
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	2,405	2,499,781
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	6,725	7,084,249
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,820	14,724,104
NY Energy - Con Ed (XLCA)	0.98%#	5/1/2032	A2	10,000	9,057,990
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	4,015	4,177,367
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	2,330	2,554,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	$3,500	$3,704,540
OH Wtr Dev Auth - FirstEnergy	4.00%#	12/1/2033	CCC+	1,000	432,960
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-	1,665	1,709,739
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,715	6,950,025
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	7,710	8,320,478
St Charles Parish - Valero Energy	4.00%#	12/1/2040	BBB	10,500	10,993,395
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2030	Baa1	10,785	11,814,213
Tulsa Mun Arpt - American Airlines AMT	5.00%#	6/1/2035	BB-	5,000	5,309,750
Valdez Marine Term - BP	5.00%	1/1/2021	A2	10,000	10,864,200
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR	1,350	1,514,471
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR	5,000	5,837,750
West Pace Coop Dist(d)	9.125%	5/1/2039	NR	4,900	3,087,000
Whiting Env Facs - BP AMT	5.00%#	11/1/2045	A2	6,855	7,667,592
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A2	5,000	5,524,900
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB	3,750	3,977,062
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-	2,125	2,096,568
Total					287,048,000

Education 5.09%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	Aa3	6,745	7,581,987
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1	420	465,213
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1	430	475,193
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,063,994
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	5,683,700
CA State Univ Sys	5.00%	11/1/2026	Aa2	2,750	3,327,500
Clemson Univ	5.00%	5/1/2027	Aa2	5,700	6,857,214
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	2,003,993
Clifton Higher Ed - Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500	3,614,170
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,174,639
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	1,978,758
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,533,782
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,002,240
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,127,940
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	9,639,143
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,667,985
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB	2,855	3,156,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	$5,135	$5,664,881
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	2,935,116
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	1,967,941
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,312,100
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	NR	695	745,040
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3	1,450	1,507,739
NC Cap Facs - High Point Univ	5.00%	5/1/2032	A-	2,500	2,717,025
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	AA-	1,890	2,074,502
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2025	A1	410	481,791
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2027	A1	3,560	4,166,624
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,756,650
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,472,900
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,845	2,005,165
NY Dorm - Pace Univ	5.00%	5/1/2023	NR	20	23,185
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	980	1,058,057
NY Dorm - Pace Univ	5.00%	5/1/2026	NR	20	23,185
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	980	1,024,188
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,370,220
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,746,639
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	588,795
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,812,646
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,199,763
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	Baa1	1,500	1,643,115
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	Baa1	1,360	1,481,992
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	8,951,338
Troy Cap Res Corp - RPI	5.00%	8/1/2024	A-	1,000	1,168,470
Troy Cap Res Corp - RPI	5.00%	8/1/2025	A-	2,630	3,094,484
Troy Cap Res Corp - RPI	5.00%	8/1/2026	A-	1,000	1,176,910
Troy Cap Res Corp - RPI	5.00%	8/1/2027	A-	1,600	1,871,872
Univ California	5.00%	5/15/2026	AA	15,000	17,441,400
Univ California	5.00%#	5/15/2048	AA	10,000	11,711,600
Univ of North Carolina - Chapel Hill	1.163%#	12/1/2041	AAA	15,000	15,014,850
Univ of North Carolina - Wilmington	5.00%	6/1/2021	A1	1,950	2,181,504
Univ of North Carolina - Wilmington	5.00%	6/1/2023	A1	2,435	2,800,981
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A1	2,560	2,967,654
Univ of Toledo	5.00%	6/1/2019	A1	2,800	3,019,604
UT Brd Regents - Univ UT	5.00%	8/1/2021	AA+	2,400	2,724,312
UT Brd Regents - Univ UT	5.00%	8/1/2022	AA+	3,500	4,037,040
Western MI Univ (AG)	5.25%	11/15/2020	AA	3,980	4,246,779
Total					219,541,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 21.59%

Bellwood GO	5.875%	12/1/2027	A	$5,000	$5,705,700
Bellwood GO	6.15%	12/1/2032	A	3,770	4,311,674
CA State GO	1.192%#	12/1/2031	AA-	5,000	4,924,150
CA State GO	5.00%	9/1/2021	AA-	13,685	15,585,983
CA State GO	5.00%	9/1/2021	AA-	15,500	17,653,105
CA State GO	5.00%	2/1/2022	AA-	20,000	22,911,200
CA State GO	5.00%	9/1/2022	AA-	5,580	6,454,665
CA State GO	5.00%	9/1/2022	AA-	20,000	23,135,000
CA State GO	5.00%	9/1/2023	AA-	6,100	7,160,180
CA State GO	5.00%	3/1/2025	AA-	7,000	8,374,940
CA State GO	5.00%	10/1/2027	AA-	10,000	11,423,100
CA State GO	5.00%	9/1/2029	AA-	5,000	5,597,350
CA State GO	5.00%	9/1/2030	AA-	10,000	11,697,000
CA State GO	5.25%	10/1/2020	AA-	10,120	11,102,854
CA State GO	5.25%	3/1/2022	AA-	6,320	7,039,342
CA State GO	5.25%	9/1/2024	AA-	10,000	11,437,600
Carmel IN - Bond Bank	5.00%	7/15/2027	AA+	2,305	2,734,975
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa2	3,000	3,533,460
Chicago Brd Ed	5.00%	12/1/2022	B	13,200	11,613,096
Chicago Brd Ed	5.00%	12/1/2031	B	3,100	2,564,289
Chicago Brd Ed	9.00%	3/1/2026	B	11,000	10,508,740
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,821,049
Chicago GO	5.00%	1/1/2024	BBB+	15,000	14,912,700
Chicago GO	5.00%	1/1/2025	BBB+	7,000	6,931,890
Chicago GO	5.125%	1/1/2027	BBB+	3,000	2,959,650
Chicago GO	5.25%	1/1/2028	BBB+	3,845	3,729,496
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	7,050	8,316,603
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,721,890
Clark Co GO	5.00%	11/1/2027	Aa1	10,775	12,778,396
Clark CO Sch Dist	5.00%	6/15/2027	AA-	6,500	7,646,925
Columbus GO	4.00%	8/15/2027	AAA	10,355	11,509,065
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,426,450
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,472,700
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,499,380
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,551,856
CT State GO	5.00%	8/15/2027	AA-	10,330	12,062,444
CT State GO	5.00%	10/15/2028	AA-	20,000	23,238,200
Dallas ISD PSF GTD	5.00%#	2/15/2036	AAA	17,500	19,928,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

DC GO (BHAC)	5.00%	6/1/2021	AA+	$3,500	$3,681,265
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	253,462
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	5,781,500
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	8,801,082
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,869,533
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,512,050
Hawaii GO	5.00%	4/1/2024	AA+	13,610	16,136,833
HI State GO	5.00%	8/1/2026	AA+	7,590	8,925,840
Houston GO	5.00%	3/1/2023	AA	4,000	4,601,600
Houston GO	5.00%	3/1/2024	AA	2,000	2,321,420
IL State GO	5.00%	2/1/2020	BBB	2,175	2,253,148
IL State GO	5.00%	7/1/2022	BBB	6,500	6,726,785
IL State GO	5.00%	8/1/2022	BBB	21,000	21,731,430
IL State GO	5.00%	8/1/2023	BBB	5,350	5,488,298
IL State GO	5.00%	6/1/2024	BBB	10,000	10,254,500
IL State GO	5.00%	8/1/2024	BBB	14,565	14,898,247
IL State GO	5.00%	2/1/2025	BBB	19,040	19,419,277
IL State GO	5.00%	1/1/2027	BBB	12,010	12,166,130
IL State GO	5.00%	2/1/2028	BBB	18,620	18,780,691
IL State GO	5.00%	11/1/2037	BBB	5,000	4,712,200
IL State GO	5.25%	7/1/2030	BBB	5,430	5,573,949
LA State GO	5.00%	8/1/2025	AA	8,660	10,171,083
LA State GO	5.00%	5/1/2028	AA	11,180	12,922,403
Los Angeles CCD	4.00%	8/1/2027	AA+	700	787,619
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	8,681,077
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	5,894,581
Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	6,290	6,391,772
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,889,269
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,477,430
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,767,025
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,443,920
MA State GO	5.00%	8/1/2023	AA+	9,950	11,257,231
MA State GO	5.00%	8/1/2024	AA+	5,000	5,960,000
MA State GO	5.00%	9/1/2024	AA+	1,505	1,739,163
Maryland State GO	4.00%	6/1/2027	AAA	10,000	11,065,200
Montgomery Co GO	5.00%	11/1/2023	AAA	8,475	10,076,775
Nassau Co GO	5.00%	1/1/2025	A+	6,515	7,580,202
NV State GO	5.00%	11/1/2026	AA	7,500	8,888,250
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,704,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	$2,500	$2,919,075
NY Dorm - Sch Dist Fin	5.00%	10/1/2022	A+	15,000	17,147,850
NYC GO	5.00%	10/1/2021	AA	6,000	6,812,700
NYC GO	5.00%	8/1/2022	AA	10,010	11,315,704
NYC GO	5.00%	8/1/2024	AA	15,000	17,674,050
NYC GO	5.00%	8/1/2025	AA	12,000	13,941,720
NYC GO	5.00%	8/1/2026	AA	5,235	5,894,610
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,418,080
Philadelphia Sch Dist	5.00%	6/1/2030	AA	5,000	5,547,950
Philadelphia Sch Dist (AGM)	5.00%	6/1/2031	AA	5,000	5,521,700
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa2	5,900	6,244,442
PR Comwlth GO(d)	5.00%	7/1/2027	Caa3	4,500	2,795,625
PR Comwlth GO(d)	5.00%	7/1/2033	Caa3	5,035	3,115,406
PR Comwlth GO(d)	5.25%	7/1/2026	Caa3	3,515	2,188,088
PR Comwlth GO(d)	5.25%	7/1/2032	Caa3	1,700	1,058,250
PR Comwlth GO(d)	5.375%	7/1/2030	Caa3	8,110	5,048,475
PR Comwlth GO(d)	5.375%	7/1/2033	Caa3	1,075	669,188
PR Comwlth GO(d)	5.50%	7/1/2026	Caa3	12,500	7,843,750
PR Comwlth GO(d)	5.50%	7/1/2039	Caa3	4,365	2,728,125
PR Comwlth GO(d)	5.75%	7/1/2028	Caa3	5,125	3,235,156
PR Comwlth GO(d)	5.75%	7/1/2041	Caa3	4,430	2,729,988
PR Comwlth GO(d)	8.00%	7/1/2035	Caa3	5,740	3,874,500
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA	855	907,711
PR Comwlth GO (AMBAC)	5.50%	7/1/2019	Caa3	550	573,397
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	1,620	1,605,712
PR Pub Bldg Auth GTD	5.25%	7/1/2029	Caa3	2,040	1,162,800
PR Pub Bldg Auth GTD	5.75%	7/1/2022	Caa3	6,805	3,955,406
PR Pub Bldg Auth GTD (AMBAC)	5.50%#	7/1/2035	Caa3	4,245	4,255,103
RI State GO	5.00%	8/1/2022	AA	6,480	7,433,856
San Diego Comm Clg	5.00%	8/1/2026	Aaa	9,600	11,083,968
San Francisco City & Co USD	4.00%	6/15/2021	Aa2	9,740	10,476,149
San Francisco Co USD	5.00%	6/15/2027	Aa2	5,000	5,885,100
TX State GO	5.00%	10/1/2022	AAA	13,000	15,111,850
TX State GO	5.00%	10/1/2024	AAA	10,000	11,950,700
TX State GO	5.00%	10/1/2026	AAA	10,000	11,790,700
WA State GO	5.00%	8/1/2022	AA+	14,245	16,136,451
WA State GO	5.00%	1/1/2024	AA+	5,000	5,439,150
WI State GO	5.00%	11/1/2022	AA	5,205	6,055,913
Williamson Co GO	5.00%	2/15/2021	AAA	5,640	6,368,744
Worcester GO (AGM)	5.25%	10/1/2019	AA	1,000	1,001,720
Worcester GO (AGM)	5.25%	10/1/2020	AA	1,195	1,197,055
Total					930,678,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.10%

Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	$4,000	$4,155,120
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	1,052,760
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,026,800
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,069,360
Antelope Valley Hlth	5.00%	3/1/2031	Ba3		7,000	7,067,690
AR DFA - Baptist Mem Hlth	2.27%#	9/1/2044	A-		12,000	12,131,160
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	2,132,615
AZ Hlth Facs - Phoenix Childrens Hsp	2.57%#	2/1/2048	BBB+		14,500	14,791,595
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,414,780
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,451,139
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		3,800	3,837,886
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,711,356
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,126,190
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,244,300
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,448,081
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,117,255
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,431,440
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,429,207
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,705,670
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2031	AA-		1,150	1,315,968
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2032	AA-		1,250	1,421,550
CA Hlth - Prov St Josephs	4.00%#	10/1/2036	AA-		18,000	19,584,360
CA Hlth - St Joseph Hlth	5.00%#	7/1/2034	AA-		3,000	3,399,870
CA Hlth - St Joseph Hlth	5.00%#	7/1/2043	AA-		5,000	5,451,400
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,761,264
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	5,939,750
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,653,347
CA Muni Fin - Northbay Hlthcare	4.00%	11/1/2023	NR		1,000	1,020,320
CA Muni Fin - Northbay Hlthcare	5.00%	11/1/2024	NR		1,000	1,079,790
CA Muni Fin - Northbay Hlthcare	5.00%	11/1/2025	NR		1,000	1,075,210
CA Stwde - Fountainview Gonda	3.00%	8/1/2021	AA-		5,200	5,206,812
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,425,371
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB		5,000	5,281,000
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		4,500	4,688,820
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,020	1,095,052
Camden CO Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,362,880
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,217,175
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,367,088
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,075,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Church Home of Hartford†	3.25%	9/1/2021	BB	(a)	$500	$490,650
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2029	AA-		7,090	8,183,774
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2030	AA-		4,500	5,150,430
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,120	1,195,936
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	614,700
CO Hlth Facs - Christian Living Nghbrhds	5.00%	1/1/2031	NR		1,400	1,436,694
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,170,711
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,544,161
CT Hlth & Ed - Yale New Haven Hsp	0.963%#	7/1/2049	AA-		8,500	8,415,170
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,228,512
Dana-Farber Cancer Institute	5.00%	12/1/2031	A1		1,000	1,144,440
Dana-Farber Cancer Institute	5.00%	12/1/2032	A1		1,750	1,993,233
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,000,968
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,033,488
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	856,080
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,606,192
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,415,928
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,460,825
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,645,327
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,118,680
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		385	403,811
Guadalupe Co - Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,156,720
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,781,602
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2022	A		1,500	1,717,305
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2026	A		1,250	1,467,163
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2027	A		3,195	3,780,196
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,557,072
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	1,160	1,187,306
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	557,154
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB+	(a)	1,500	1,614,120
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	2,020,540
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,061,548
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	2,990,156
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,216,382
IL Fin Auth - Northwest Comm Hsp	5.00%	7/1/2034	A+		5,000	5,571,200
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA		2,500	2,756,950
IL Fin Auth - Plymouth Place	5.00%	5/15/2030	BB+	(a)	1,690	1,761,403
IL Fin Auth - Presence Health	5.00%	2/15/2026	BBB-		7,500	8,073,600
IL Fin Auth - Presence Health	5.00%	2/15/2027	BBB-		8,890	9,561,728
IL Fin Auth - Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,797,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR		$635	$636,638
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,501,150
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(a)	1,710	1,844,509
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(a)	1,000	1,055,370
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,188,240
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB		2,670	2,676,301
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,316,717
LA PFA - Christus Hlth	5.25%	7/1/2020	A+		3,200	3,455,328
MA DFA - Boston Med Ctr	5.00%	7/1/2032	BBB		3,000	3,237,390
MA DFA - Boston Med Ctr	5.00%	7/1/2033	BBB		2,000	2,148,440
MA DFA - CareGroup	5.00%	7/1/2026	A-		5,985	7,070,080
MA DFA - CareGroup	5.00%	7/1/2027	A-		5,895	6,846,453
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,180,047
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,300,294
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	5,984,620
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,709,450
MD Hlth & Hi Ed - Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	11,405,500
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,376,563
Meadville Med Center	6.00%	6/1/2036	NR		1,915	1,939,569
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2028	A1		6,175	6,908,219
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,409,506
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,350,985
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,099,817
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,636,170
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	4,956,930
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,404,920
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,222,380
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,298,500
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	1,925,980
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		1,250	1,284,175
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,683,950
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,119,400
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		11,500	11,932,400
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,336,870
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,370,320
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,578,892
NC Med - Southminster	5.00%	10/1/2031	NR		1,750	1,786,400
New Hope - Carillon	5.00%	7/1/2036	NR		1,250	1,212,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

New Hope Cult Ed Facs - Crestview	5.00%	11/15/2031	BB+	(a)	$850	$864,518
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,898,460
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2023	AA-		2,750	3,143,498
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2024	AA-		3,200	3,688,960
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	AA-		70	73,658
NJ Hlth - St Josephs Hlth	5.00%	7/1/2026	BBB-		2,010	2,282,918
NJ Hlth - St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,412,502
NJ Hlth - St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,730,688
NJ Hlth - St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,177,176
NJ Hlth - St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,180,685
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,110,297
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,908,155
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		4,065	4,141,178
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,210,940
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	5,937,113
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,027,990
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,304,920
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,151,540
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,066,430
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,833,113
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,701,750
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,637,080
Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		5,000	5,447,600
Palomar Hlth	5.00%	11/1/2036	BBB-		2,980	3,116,335
Palomar Hlth Care Dist COP	5.25%	11/1/2021	BBB-		3,760	4,039,932
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		2,230	2,246,547
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BBB-		7,500	7,627,650
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	10,991,900
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,112,059
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,014,080
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB	(a)	750	800,423
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	BBB-		3,735	4,190,072
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	BBB-		4,500	5,095,620
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,860	1,859,963
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A+		6,150	6,253,012
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	A3		3,975	4,580,552
Vanderbilt Univ Med Ctr	5.00%	7/1/2031	NR		1,300	1,452,945
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,800	1,803,564
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,325	1,393,754
Westchester Co Hlth Care	5.00%	11/1/2019	BBB		4,000	4,321,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Westchester Co Hlth Care	5.125%	11/1/2020	BBB		$5,500	$6,067,380
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,447,997
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,168,320
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A2		5,575	6,161,323
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa3		3,450	3,742,974
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa3		2,275	2,438,004
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,011,670
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	985,990
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,335	1,377,506
Total						608,129,800

Housing 0.65%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	590,315
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,172,976
CA Stwde - American Baptist	2.10%	10/1/2019	BBB+	(a)	2,200	2,178,528
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2024	Baa1		1,000	1,117,860
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2025	Baa1		1,000	1,124,070
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,126,470
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	835,687
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,555,575
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2030	BBB-		6,000	6,516,780
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,721,670
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,693,400
NYC IDA - Yankee Stadium (FGIC)	2.456%	3/1/2021	Baa1		3,850	3,739,582
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	NR		115	118,786
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,179,279
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,114,980
Total						27,785,958

Lease Obligations 5.44%

Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,608,950
CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	Aaa		4,085	4,412,658
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+		3,000	3,491,460
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A+		1,500	1,674,720
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,658,362
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,137,230
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+		4,200	4,803,372
CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A+		11,370	12,471,071
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A		2,450	2,660,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-	$5,640	$6,513,580
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA	3,800	4,102,670
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A	4,000	4,260,320
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A	6,405	6,819,211
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2020	AA	3,650	4,039,893
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA	5,930	6,676,053
Houston Co Coop Dist - Country Crossing(d)	12.50%	6/7/2013	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,000	3,296,730
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+	2,500	2,970,150
IN Fin Auth - Water	5.00%	2/1/2023	AAA	6,850	7,976,825
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,254,574
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	Aa3	10,000	11,690,200
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1	3,200	3,670,720
LA PFA - Hurricane Recovery	5.00%	6/1/2024	A1	6,840	7,904,304
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,442,325
Los Angeles Mun Impt Corp	5.00%	11/1/2025	A+	5,000	5,914,450
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2	3,865	4,331,467
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2	6,915	7,762,779
NJ EDA - Sch Facs	5.25%	12/15/2020	A3	8,125	8,586,094
NJ EDA - Sch Facs	5.25%	9/1/2023	NR	3,455	3,910,853
NJ EDA - Sch Facs	5.25%	9/1/2023	A3	6,545	6,934,689
NJ EDA - Sch Facs	5.25%	9/1/2025	A3	5,550	5,804,245
NJ EDA - Transit Proj	5.00%	5/1/2018	A3	1,425	1,474,590
NJ EDA - Transit Proj	5.00%	5/1/2019	A3	3,000	3,141,750
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	AA-	1,000	1,106,060
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,265,788
NY UDC - Svc Contract	5.00%	1/1/2022	AA	3,705	4,067,794
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA	1,750	2,059,453
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA	1,500	1,748,670
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	Aa3	8,030	8,845,206
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3	8,750	9,848,212
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,814,438
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,196,460
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	5,773,463
Philadelphia Redev Auth	5.00%	4/15/2028	A+	4,380	4,825,227
PR Pub Bldg Auth GTD	5.25%	7/1/2033	D	2,000	1,140,000
PR Pub Bldg Auth GTD	7.00%	7/1/2021	D	5,000	3,068,750
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,541,939
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,240,200
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA	1,000	1,152,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023		AA		$1,000	$1,170,980
South Florida Wtr Mgt Dist	5.00%	10/1/2027		AA		2,000	2,317,080
Twin Rivers USD COP (AGM)	3.20%#	6/1/2041		AA		1,910	1,911,490
Total							234,737,914

Other Revenue 4.13%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030		A3		11,300	11,618,660
Austin Convention†	6.00%	1/1/2017		BB		1,935	1,935,000
Baker Correctional Dev	7.50%	2/1/2030		NR		1,200	870,288
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2023		BBB-		1,000	1,121,540
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2026		BBB-		5,420	6,125,413
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2027		BBB-		6,500	7,324,395
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019		NR		780	863,359
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019		NR		1,935	2,108,976
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2029		AA		1,500	1,568,130
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021		Aa1		5,425	6,186,670
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026		A-		10,250	11,540,987
CA Infra & Econ Dev - Segerstrom Center	5.00%	7/1/2023		A-		5,730	6,579,415
CA Sch Fin Auth - Aspire†	5.00%	8/1/2036		BBB		1,600	1,679,776
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019		NR		5,000	4,926,950
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,348,464
Clarksville Nat Gas Aquis Corp - ML	5.00%	12/15/2021		Baa1		2,380	2,658,603
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,769,150
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,765,475
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,424,952
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032		BBB		915	980,002
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,680,940
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,233,670
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	3,000	3,367,770
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033		NR		3,000	3,196,830
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	4,993,000
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB		710	729,561
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,402,280
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,453,480
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,045,644
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,591,250
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,511,250
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016		NR		700	420,000
Michigan St Strategic FD Escrow(e)	Zero Coupon	—	(f)	NR		400	40
MSR Energy Auth - Citi	6.125%	11/1/2029		BBB+		3,835	4,637,397
NYC Cultural - MOMA	4.00%	4/1/2027		AA		3,500	3,912,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

NYC Cultural - Whitney Museum	5.00%	7/1/2021	A	$5,000	$5,600,900
PA IDA - Economic Dev	5.00%	7/1/2019	A+	3,500	3,771,390
PA IDA - Economic Dev	5.00%	7/1/2020	A+	2,000	2,198,380
Philadelphia Gas Works	5.00%	10/1/2022	A	5,000	5,596,100
Philadelphia Gas Works	5.00%	10/1/2028	A	2,000	2,226,460
Phoenix IDA - Basis Schs†	5.00%	7/1/2035	BB	2,350	2,341,563
Rangely Co Hosp Dist	6.00%	11/1/2026	Baa1	2,400	2,752,248
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023	A3	9,365	10,549,579
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023	A3	5,000	5,460,950
WA Eda - Waste Mgmt†	2.125%	6/1/2020	A-	4,000	4,026,680
Total					178,096,252

Special Tax 2.28%

Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	5,500	5,812,345
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020	A2	1,300	1,385,423
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,109,400
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,070,930
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,620,465
CT Spl Tax - Trans Infra	5.00%	9/1/2028	AA	10,000	11,702,000
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,630,486
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,320,598
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,127,106
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
MTA NY - Hudson Rail Yards	5.00%	11/15/2046	A2	22,000	23,364,880
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,513,260
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,072,580
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	6,996,712
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,863,943
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,117,831
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2024	AA	2,930	3,412,981
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,111,625
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,328,681
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	155	165,401
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	3,900	4,034,277
Village CDD #12	3.25%	5/1/2026	NR	4,000	3,753,440
Village CDD #9	5.00%	5/1/2022	NR	1,145	1,185,613
Village CDD #9	5.25%	5/1/2031	NR	1,740	1,876,955
Village CDD #9	5.75%	5/1/2021	NR	2,280	2,418,214
Village CDD #9	6.75%	5/1/2031	NR	2,400	2,683,656
Total					98,228,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 6.34%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		$1,000	$1,207,130
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+		3,000	3,415,470
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,565,329
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	6,007,600
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-		5,000	5,829,100
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,023,660
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,019,510
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,364,750
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,826,525
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	6,058,300
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,157,318
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,405,189
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,488,778
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,901,583
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,561,128
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BBB-		2,500	2,676,950
Met Pier & Expo Auth - Mccormick Place	5.00%	12/15/2022	BBB-		5,020	5,448,909
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB-		10,070	10,398,785
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,569,592
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,212,040
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,002,250
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	523,985
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	11,504,800
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	17,456,758
NY Dorm - PIT	5.25%	2/15/2023	AAA		7,710	8,316,854
NY Dorm - Sales Tax	5.00%	3/15/2028	AAA		11,645	13,876,764
NY Twy Auth - Hwy & Brdg (AMBAC)	5.50%	4/1/2020	AA		9,000	10,112,490
NY UDC - PIT	5.00%	3/15/2026	AAA		10,000	12,060,100
NY UDC - PIT	5.00%	3/15/2026	AAA		15,000	17,616,450
NY UDC - PIT	5.00%	12/15/2026	AAA		595	616,795
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	11,209,500
NYC TFA - Future Tax	5.50%	11/1/2027	AAA		8,850	10,106,877
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		1,720	1,842,430
PA Econ Dev - Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,154,200
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,384,590
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,140,694
PR Corp Sales Tax	5.25%	8/1/2027	CC		1,650	779,625
PR Corp Sales Tax	5.25%	8/1/2041	CC		7,570	3,576,825
PR Corp Sales Tax	5.50%	8/1/2023	CC		9,465	4,472,213
PR Corp Sales Tax	5.50%	8/1/2028	CC		8,630	4,077,675
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3		8,000	5,620,000
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	5,761,200
WI Trsp	5.00%	7/1/2024	AA+		5,000	5,939,000
WI Trsp	5.00%	7/1/2026	AA+		6,000	7,171,260
Total						273,460,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 3.72%

Buckeye Tobacco	5.125%	6/1/2024	B-	$21,490	$19,386,344
Buckeye Tobacco	5.75%	6/1/2034	B-	1,360	1,176,862
Buckeye Tobacco	5.875%	6/1/2030	B-	23,850	20,751,885
Golden St Tobacco	4.50%	6/1/2027	B	11,875	11,825,719
Golden St Tobacco	5.00%	6/1/2033	B-	15,000	13,695,600
Inland Empire Tobacco	4.625%	6/1/2021	NR	5,230	5,242,238
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,950	2,957,405
MI Tob Settlement	5.125%	6/1/2022	B-	4,910	4,681,194
MI Tob Settlement	5.25%	6/1/2022	B-	6,590	6,320,337
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1	2,420	2,420,266
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A	8,500	8,517,595
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,687,975
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,143,680
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,127,540
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,117,590
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,161,014
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,767,864
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,245,563
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,583,450
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	Baa3	11,040	11,114,299
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	5,000	4,975,300
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	10,500	9,093,735
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	10,000	9,248,700
Total					160,242,155

Transportation 15.37%

AK Intl Airports Sys	5.00%	10/1/2024	A1	750	871,988
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,149,380
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,287,220
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,121,140
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	5,780,700
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,670,398
Alameda Corridor Trsp Auth	5.00%	10/1/2034	BBB+	5,500	6,000,005
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,415,470
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-	2,500	2,879,450
AZ Transp Brd Hwy	5.00%	7/1/2021	AA+	10,000	11,268,100
Bay Area Toll Auth	1.42%#	4/1/2047	AA	6,000	6,019,740
Bay Area Toll Auth	1.875%#	4/1/2047	AA	5,000	5,021,750
Bay Area Toll Auth	2.00%#	4/1/2034	AA	9,000	9,022,500
Central TX Mobility Auth	5.00%	1/1/2030	BBB+	800	881,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Central TX Mobility Auth	5.00%	1/1/2031	BBB+	$1,675	$1,838,782
Central TX Mobility Auth	5.00%	1/1/2032	BBB+	2,000	2,186,400
Central TX Mobility Auth	5.00%	1/1/2033	BBB	3,010	3,183,647
Central TX Mobility Auth	5.75%	1/1/2020	BBB+	1,000	1,096,970
Central TX Mobility Auth	5.75%	1/1/2031	BBB+	2,000	2,291,120
Central TX Tpk	5.00%	8/15/2025	BBB+	2,250	2,510,798
Central TX Tpk	5.00%	8/15/2026	BBB+	2,500	2,787,400
Central TX Tpk	5.00%	8/15/2027	BBB+	3,300	3,668,181
Central TX Tpk	5.00%	8/15/2028	BBB+	3,250	3,591,055
Central TX Tpk	5.00%	8/15/2033	BBB+	7,650	8,256,721
Chicago Midway Arpt	5.00%	1/1/2026	A	6,075	6,976,165
Chicago Midway Arpt AMT	5.00%	1/1/2023	A	3,000	3,373,890
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,561,850
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A	6,320	6,793,115
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	12,773,120
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	6,410	7,199,968
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,499,050
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,195,922
Cleveland Arpt (AGM)	5.00%	1/1/2025	AA	1,200	1,394,328
Cleveland Arpt (AGM)	5.00%	1/1/2026	AA	2,000	2,305,280
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,491,941
Delaware River Port Auth	5.00%	1/1/2027	A-	1,835	2,010,573
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,571,450
E - 470 Hwy Auth	5.00%	9/1/2020	A3	900	982,386
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,500,188
FL Expwy Auth	5.00%	7/1/2028	A	3,500	4,090,065
FL Tpk Auth - Dept Trans	5.00%	7/1/2026	Aa2	9,160	10,878,599
Foothill / Eastern Corridor Toll Rd	5.00%#	1/15/2053	BBB-	12,000	12,739,440
HI Arpts Sys AMT	5.00%	7/1/2022	A+	5,130	5,666,752
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB-	8,000	8,364,320
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,620,150
Houston Arpt AMT	5.00%	7/1/2021	A+	5,000	5,577,150
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,148,340
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,904,071
KY Tpk Auth	5.00%	7/1/2026	Aa2	5,215	5,934,305
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000	2,371,780
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,402,800
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,851,818
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,585,002
MA Port Auth - Delta Airlines AMT (AMBAC)	1.511%#	1/1/2031	NR	9,000	7,861,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	$2,390	$2,573,265
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	925	995,929
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,273,426
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,680,795
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,741,797
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,752,727
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	3,880,590
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	2,004,975
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,291,400
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,903,075
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	4,007,990
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	AA-	7,000	8,449,000
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,007,185
MTA NY	5.00%	11/15/2021	AA-	1,500	1,699,995
MTA NY	5.00%	11/1/2023	AA-	5,640	6,438,793
MTA NY	5.00%	11/15/2025	AA-	3,500	4,024,615
MTA NY	5.25%	11/15/2028	AA-	6,355	7,514,406
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,274,543
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,185,520
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,365,250
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,545,064
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,293,100
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,582,500
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,422,790
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,405,480
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,656,350
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,748,750
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	6,764,387
NJ Trans Trust Fund	5.75%	6/15/2020	A3	7,645	8,271,890
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,831,621
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,754,250
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	5,772,700
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,081,395
North TX Twy Auth	6.25%	1/1/2024	A	935	1,019,580
NY Dorm - PIT	5.00%	3/15/2023	AAA	8,500	9,946,105
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	2,972,640
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,427,515
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,383,898
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,258,943
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	848,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Twy Auth	5.00%	1/1/2022	A	$1,600	$1,813,008
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,276,501
NY Twy Auth	5.00%	1/1/2026	A	5,115	5,947,313
NY Twy Auth	5.00%	1/1/2028	A-	2,470	2,879,971
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,159,970
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,297,100
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	14,656,740
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,025,245
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,380,096
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,769,230
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,399,316
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,693,680
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,256,968
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,812,700
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,703,019
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,651,692
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,632,520
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,113,070
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,414,710
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,234,175
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	343,238
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	1,216,163
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	847,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,093,550
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,712,788
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	2,979,340
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,016,638
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,033,277
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,768,700
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,059,600
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,310,813
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,079,975
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,394,556
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,610,390
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,899,957
South Jersey Trans Auth	5.00%	11/1/2020	BBB+	2,000	2,147,100
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,772,848
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	AA-	2,500	2,784,550
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,453,982
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,417,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	$2,000	$2,329,380
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,022,838
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	11,225,340
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,322,700
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,317,500
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,776,237
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,231,020
Total					662,763,014

Utilities 11.59%

Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,127,739
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,714,960
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,451,528
Anaheim Electric	5.00%	10/1/2030	AA-	2,750	3,086,710
Anaheim Electric	5.00%	10/1/2032	AA-	6,500	7,271,095
Beaver Co IDA - FirstEnergy	4.00%#	1/1/2035	CCC+	5,000	2,065,100
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	NR	45	51,504
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	NR	105	122,334
Central Plains - Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,241,900
Chicago Water	5.00%	11/1/2024	A	8,690	9,726,196
Chicago Water	5.00%	11/1/2025	A	2,625	2,936,325
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	17,773,800
Detroit Sewer	5.00%	7/1/2034	BBB+	2,200	2,370,148
Detroit Sewer	5.00%	7/1/2035	BBB+	1,835	1,970,074
East Bay Utility Water District	5.00%	6/1/2028	AAA	6,300	7,582,554
Energy Northwest - Proj 1	5.00%	7/1/2027	Aa1	9,650	10,689,691
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,632,918
FL Muni Pwr Agy	5.00%	10/1/2029	A2	3,355	3,958,263
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	3,967,842
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,083,670
Guam Waterworks Auth	5.00%	7/1/2036	A-	1,000	1,056,460
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,445,440
Houston Util Sys	5.00%	11/15/2022	AA	5,000	5,792,600
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,692,840
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,304,923
Imperial Irrigation Dist	5.00%	11/1/2032	AA-	2,000	2,324,880
IN Muni Pwr	5.00%	1/1/2025	A+	1,000	1,170,550
IN Muni Pwr	5.00%	1/1/2026	A+	1,200	1,412,688
IN Muni Pwr	5.00%	1/1/2029	A+	3,000	3,476,160
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,153,570
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,771,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

KS DFA - Dept Hlth & Env	5.00%	3/1/2021	AAA	$6,680	$7,365,168
Lakeland Energy (AGM)	5.00%	10/1/2018	AA	3,975	4,224,868
Long Beach Nat Gas - ML	2.034%#	11/15/2026	BBB+	4,000	3,754,280
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,223,000
Long Island Power Auth	5.00%	9/1/2027	A-	6,000	7,037,700
Los Angeles DWAP - Pwr Sys	5.00%	7/1/2022	NR	55	62,455
Los Angeles DWAP - Pwr Sys	5.00%	7/1/2022	Aa2	4,195	4,752,012
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	11,790,500
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,930	4,314,000
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2021	A1	5,225	5,867,100
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2022	A1	5,005	5,608,953
Main St Nat Gas - ML	5.00%	3/15/2021	BBB+	2,500	2,719,225
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,802,410
MEAG - Gen Resolution Projs	5.00%	1/1/2020	A	6,200	6,780,506
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,667,447
MI Strat Fund - Detroit Edison	1.45%#	8/1/2029	Aa3	3,500	3,390,485
MI Strat Fund - Detroit Edison	1.45%#	9/1/2030	Aa3	1,000	968,710
MO Joint Muni Elec Util Commn	5.00%	1/1/2023	A2	2,000	2,295,680
MO Joint Muni Elec Util Commn	5.00%	1/1/2025	A2	1,500	1,731,810
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,061,187
Modesto Irrigation Dist	5.00%	7/1/2024	A+	3,720	4,283,506
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	9,645,849
New Orleans Sewer	5.00%	6/1/2020	A	1,400	1,535,646
New Orleans Sewer	5.00%	6/1/2021	A	400	444,816
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB+	8,000	8,554,240
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	4,072,716
Northern IL Muni Power	5.00%	12/1/2025	A2	2,710	3,126,175
Northern IL Muni Power	5.00%	12/1/2026	A2	2,315	2,674,797
OH Air Quality - FirstEnergy	3.625%#	10/1/2033	CCC+	1,000	418,180
OH Air Quality - FirstEnergy	3.625%#	10/1/2033	CCC+	2,000	836,360
OH Air Quality - Firstenergy	3.75%#	12/1/2023	CCC+	10,865	4,793,638
OH Air Quality - FirstEnergy	5.70%	8/1/2020	CCC+	3,750	1,567,913
OH Air Quality - Firstenergy AMT	3.95%#	11/1/2032	CCC+	3,000	1,254,450
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	8,375,840
OH Wtr Dev Auth	5.00%	6/1/2023	AAA	5,500	6,480,045
OH Wtr Dev Auth - Firstenergy AMT	3.95%#	11/1/2032	CCC+	6,000	2,508,900
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,050,652
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A1	5,000	5,227,700
Philadelphia Gas Works	5.00%	8/1/2026	A	1,000	1,121,250
Philadelphia Gas Works	5.00%	8/1/2027	A	1,000	1,113,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Water & Wastewater	5.00%	7/1/2022	A+	$3,090	$3,524,732
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2027	AAA	5,010	5,879,235
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,335,925
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,224,715
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	8,698,853
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,072,740
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	10,640	11,391,503
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	5,590	4,472,000
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	1,035	684,394
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	2,390	1,580,388
PR Elec Pwr Auth	5.25%	7/1/2019	Caa3	2,000	1,321,520
PR Elec Pwr Auth	5.25%	7/1/2040	Caa3	3,235	2,139,144
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	2,350	1,553,938
PR Elec Pwr Auth	7.00%	7/1/2033	Caa3	4,000	2,645,000
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	725	479,406
PR Elec Pwr Auth (AGM)	1.087%#	7/1/2029	AA	5,720	4,318,600
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,418,324
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2021	A3	2,360	2,624,131
Salt River Agric Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,069,960
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,219,150
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	BBB+	5,000	5,888,550
San Diego Water	5.00%	8/1/2021	Aa3	7,275	8,292,336
San Diego Water	5.00%	8/1/2022	Aa3	3,000	3,482,580
San Francisco City & Co Pub Util Sys Commn	5.00%	11/1/2023	AA-	5,450	6,235,672
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2022	AA-	1,100	1,269,675
Seminole Co Wtr & Swr	5.00%	10/1/2024	AA	4,000	4,739,680
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,263,500
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,176,990
TEAC - Goldman Sachs	5.00%	2/1/2018	A3	1,055	1,092,853
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	3,000	3,350,550
TEAC - Goldman Sachs	5.25%	9/1/2024	A3	8,640	9,922,349
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	23,000	24,913,600
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	2,000	2,111,340
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	2,000	2,101,600
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	BBB+	4,685	5,202,365
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	BBB+	2,925	3,284,073
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	BBB+	26,660	31,301,773
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	5,913,210
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,141,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	$1,500	$1,742,685
Wise Co IDA - VA Elec & Pwr Co	2.15%#	10/1/2040	A2	5,425	5,379,593
WV EDA - Morgantown Energy AMT	2.875%	12/15/2026	Baa3	1,915	1,786,044
Wyandotte CO Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,511,134
Total					499,686,142
Total Municipal Bonds (cost $4,196,591,549)					4,180,399,523

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date
SHORT-TERM INVESTMENTS

Variable Rate Demand Notes 2.24%

Corporate-Backed 1.14%

Columbia IDB - Alabama Pwr	0.80%	1/3/2017	12/1/2037	A1	4,700	4,700,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	11/1/2040	A2	17,600	17,600,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	10,000	10,000,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	3,400	3,400,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	4/1/2040	A2	200	200,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	4/1/2040	A2	1,500	1,500,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	11/1/2040	A2	11,800	11,800,000
Total						49,200,000

General Obligation 0.55%

NYC GO (AGM)	0.93%	1/3/2017	11/1/2026	AA	23,600	23,600,000

Utilities 0.55%

Appling Co Dev - GA Power	0.77%	1/3/2017	9/1/2041	A-	7,450	7,450,000
NYC Muni Water	0.93%	1/3/2017	6/15/2032	AA+	9,300	9,300,000
NYC Muni Water	0.96%	1/3/2017	8/1/2031	AAA	7,100	7,100,000
Total						23,850,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

Investments	Fair Value
Total Short-Term Investments (cost $96,650,000)	$96,650,000

Total Investments in Securities 99.20% (cost $4,293,241,549)	4,277,049,523

Cash and Other Assets in Excess of Liabilities 0.80%	34,673,405

Net Assets 100.00%	$4,311,722,928

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$283,961,000	$3,087,000	(4)	$287,048,000
Lease Obligations	—	234,490,394	247,520	(4)	234,737,914
Other Revenue	—	178,096,212	40	(5)	178,096,252
Remaining Industries	—	3,480,517,357	—		3,480,517,357
Variable Rate Demand Notes	—	96,650,000	—		96,650,000
Total	$—	$4,273,714,963	$3,334,560		$4,277,049,523
Liabilities
Trust Certificates(6)	$—	$(1,250,000)	$—		$(1,250,000)
Total	$—	$(1,250,000)	$—		$(1,250,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.
(4)	Includes securities valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities fair valued by the Pricing Committee as described in Note 2(a) Notes to Schedule of Investments.
(6)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$3,491,311
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(156,751)
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of December 31, 2016	$3,334,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.37%

Corporate-Backed 2.99%

Beaver Co IDA - FirstEnergy Rmkt	2.70%#	4/1/2035	CCC+		$1,500	$661,800
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	549,310
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	603,628
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2		770	855,970
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB		200	224,322
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB		500	517,665
Love Field Arpt - Southwest Airlines	5.25%	11/1/2040	Baa1		190	205,715
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		500	517,710
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		120	124,853
OK DFA - Waste Mgmt	2.375%#	12/1/2021	A-		185	189,971
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB		1,250	1,213,150
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	111,129
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	273,457
WI Pub Fin Auth - Celanese	4.05%	11/1/2030	BBB-		500	494,240
Total						6,542,920

Education 9.48%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A		160	183,736
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		325	370,646
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		20	20,973
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	273,118
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR		250	256,298
DE EDA - DE State Univ (AGM)	5.00%	10/1/2031	AA		410	468,978
Delaware CO PA Auth - Villanova Univ	4.00%	8/1/2040	A+		1,000	1,023,320
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	102,099
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		300	323,685
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-		250	267,343
FL HI Ed - Nova Southeastern Univ	6.00%	4/1/2026	A-		170	192,756
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	A-		475	543,219
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	858,909
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	960,520
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-		175	194,406
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		715	837,329
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	100,224
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	501,055
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	488,515
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2036	A-		740	801,834
LA PFA - Loyola Univ	5.25%	10/1/2029	BBB+		680	754,202
LA PFA - LSU Nicholson Gateway	5.00%	7/1/2046	A3		550	591,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

MA DFA - Emmanuel College	5.00%	10/1/2034	Baa2		$600	$630,360
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		750	768,652
MA DFA - Harvard Univ	5.00%	7/15/2040	AAA		1,500	1,901,535
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3		125	128,315
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-		125	132,449
Morgan State Univ	5.00%	7/1/2027	A+		670	757,616
Morgan State Univ	5.00%	7/1/2030	A+		350	393,088
Morgan State Univ	5.00%	7/1/2032	A+		450	504,180
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	A		225	239,324
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2		160	173,120
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	271,170
NY Dorm - Pace Univ	5.00%	5/1/2029	NR		5	5,796
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-		245	250,170
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	400	424,668
NY Dorm - Yeshiva Univ	4.00%	11/1/2017	B3		140	142,442
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,118,640
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		905	992,848
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2044	Baa1		1,000	1,043,720
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		715	785,935
Total						20,778,916

Financial Services 0.21%

IN Bd Bk - JP Morgan	1.56%#	10/15/2022	A3		500	468,595

General Obligation 12.88%

Allegheny Co GO	5.00%	11/1/2041	AA-		1,000	1,116,670
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		550	631,493
CA State GO	5.00%	9/1/2032	AA-		500	585,100
CA State GO	5.375%	11/1/2035	AA-		400	453,532
CA State GO	5.50%	3/1/2040	AA-		975	1,072,851
CA State GO	6.50%	4/1/2033	AA-		300	331,632
Chicago Brd Ed	5.00%	12/1/2042	B		575	447,373
Chicago Brd Ed	6.50%	12/1/2046	B		100	91,783
Chicago GO	5.25%	1/1/2027	BBB+		270	264,862
Chicago GO	5.50%	1/1/2035	BBB+		230	225,370
Chicago GO	5.50%	1/1/2037	BBB+		985	955,952
Cook Co GO	5.00%	11/15/2031	AA-		350	380,951
Cook CO GO	5.25%	11/15/2024	AA-		1,500	1,640,190
Delaware Co IDA - Covanta	5.00%	7/1/2043	Ba2		500	499,995
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-		400	454,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

HI State GO	5.00%	12/1/2028	NR	$270	$309,023
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	251,145
IL State GO	5.00%	6/1/2027	BBB	855	864,559
IL State GO	5.00%	1/1/2033	BBB	1,500	1,464,510
IL State GO	5.00%	1/1/2033	BBB	575	561,396
IL State GO	5.00%	1/1/2035	BBB	1,000	966,600
IL State GO	5.50%	7/1/2033	BBB	100	102,407
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,094,510
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,073,730
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	544,655
Los Angeles CCD	4.00%	8/1/2028	AA+	400	442,888
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,018,776
Middletown CSD	5.25%	12/1/2040	AA	250	281,093
NYC GO	5.00%	8/1/2023	AA	705	821,882
NYC GO	5.00%	8/1/2027	AA	575	665,010
NYC GO	5.00%	12/1/2041	AA	400	455,596
PA State GO	4.00%	9/15/2030	AA-	1,000	1,040,760
Philadelphia GO	5.25%	7/15/2031	A+	600	684,150
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	421,268
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	425,178
PR Comwlth GO(d)	4.75%	7/1/2018	Caa3	370	228,357
PR Comwlth GO(d)	5.25%	7/1/2022	Caa3	250	155,625
PR Comwlth GO(d)	5.375%	7/1/2030	Caa3	955	594,488
PR Comwlth GO(d)	5.50%	7/1/2027	Caa3	1,040	652,600
PR Pub Bldg Auth GTD	5.50%	7/1/2027	Caa3	220	125,675
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,093
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A2	1,000	1,070,680
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	489,673
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	A2	100	104,726
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	841,522
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	579,755
Yosemite CCD	5.00%	8/1/2029	Aa2	500	588,725
Total					28,228,497

Health Care 18.26%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	300	309,111
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA-	300	342,579
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA-	345	393,252
Antelope Valley Hlth	5.00%	3/1/2046	Ba3	515	464,674
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-	640	704,275
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-	745	849,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		$275	$311,135
CA Muni Fin - Northbay Hlthcare(g)	5.25%	11/1/2047	BBB-		500	524,580
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		750	787,290
CA Stwde - American Baptist	5.00%	10/1/2021	BBB+	(a)	635	693,915
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	527,530
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	783,660
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	121,870
Centre Co Hosp Auth - Mt Nittany Med Ctr	5.00%	11/15/2046	A		250	267,523
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	304,839
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	A-		750	806,167
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	A-		165	177,010
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	683,942
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	580,810
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	149,645
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	159,423
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	NR		115	125,950
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	15	16,252
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	575,066
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	153,446
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		480	527,837
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	464,324
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		30	31,641
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		500	505,710
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2051	BBB-	(a)	445	440,688
HI State GO	5.00%	12/1/2028	AA+		380	427,895
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		235	245,777
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	854,514
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	303,693
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	Aaa		315	350,138
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		80	88,924
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		220	244,541
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	Aaa		250	276,597
IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	837,961
IN Hlth Facs - Ascension Hlth	5.00%	11/15/2036	Aa2		400	447,296
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,000	1,093,150
Kent Hsp Fin Auth - Metropolitan Hsp	6.25%	7/1/2040	BB		275	275,000
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA-		300	344,952
MA DFA - Boston Med Ctr	4.00%	7/1/2038	BBB		150	138,764
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		780	858,335
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	A-		930	1,015,048
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	268,360
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		1,000	1,088,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		$445	$505,516
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	669,693
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	435,196
Meadville Med Center	6.00%	6/1/2046	NR		160	160,445
Meadville Med Center	6.00%	6/1/2051	NR		185	184,212
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2035	BBB-	(a)	250	252,540
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2033	A1		250	271,285
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	163,617
MN Hlth - Mayo Clinic	5.00%	11/15/2036	AA		250	306,592
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	AA-		20	21,926
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	NR		85	93,015
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(a)	150	162,891
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,115,240
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	996,074
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		150	153,800
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	BBB+		1,100	1,201,057
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		225	193,633
NJ Hlth - St Josephs Hlth	5.00%	7/1/2036	BBB-		250	259,763
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	148,511
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		250	265,255
Orange CO Hlth - Orlando Hlth	5.00%	10/1/2044	A		1,250	1,353,075
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	263,170
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		500	536,385
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,144,921
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		500	522,655
UCal Med Ctr	4.50%	5/15/2036	AA-		1,000	1,096,770
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	450	475,407
Univ Med Ctr Corp	5.00%	7/1/2020	NR		500	552,800
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		140	156,688
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		1,000	1,073,410
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A-		500	548,305
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2036	A-		275	300,883
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		500	553,545
Westchester CO Hlth Care	6.00%	11/1/2030	NR		265	306,563
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	122,797
Westchester CO Hlth Care	6.125%	11/1/2037	NR		245	284,553
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		30	33,510
WI Hlth & Ed - Aurora Hlth	5.125%	4/15/2031	A2		295	329,542
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	861,151
Total						40,019,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 1.67%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR	$300	$352,527
CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3	150	155,210
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB	100	109,363
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1	250	263,552
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	500	516,755
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA	1,000	1,132,150
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-	750	768,765
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	350	358,561
Total					3,656,883

Lease Obligations 4.52%

CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A+	250	273,162
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+	535	599,232
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A+	310	345,672
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A+	25	25,128
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	515,033
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	1,155	1,333,078
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	250	265,548
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	945,220
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	500	587,360
Los Angeles USD COP	5.00%	10/1/2025	A+	1,000	1,142,610
NJ EDA - Sch Facs	2.32%#	3/1/2028	A3	500	460,680
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A3	390	403,841
North Hudson Sewerage Auth	5.00%	6/1/2024	A	605	685,271
Philadelphia Muni Auth	6.375%	4/1/2029	A+	655	717,415
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,100,690
VA Transp Brd	4.75%	5/15/2035	AA+	470	510,180
Total					9,910,120

Other Revenue 6.98%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3	235	241,627
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	155	167,502
Austin Convention†	5.75%	1/1/2034	BB	590	589,953
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	200,464
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	BB	250	250,368
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	595	596,006
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	Ba1	100	100,151
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-	700	748,986
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2035	AA	250	247,735
CA Infra & Econ Dev - Acad Motion Pict	4.00%	11/1/2045	Aa2	1,000	1,006,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	$250	$277,212
Cleveland Arpt	5.00%	1/1/2029	A-	445	492,255
Cleveland Arpt	5.00%	1/1/2030	A-	555	612,026
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	283,665
Clifton Higher Ed - Uplift Education	4.25%	12/1/2034	BBB-	975	949,894
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	538,945
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	441,173
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	336,906
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	223,994
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB	100	106,768
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB	500	510,355
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	200	215,268
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB	620	719,057
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	151,139
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,000,728
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3	475	538,683
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	284,732
Long Beach Nat Gas - ML	5.00%	11/15/2035	BBB+	675	752,328
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3	500	553,830
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR	100	60,000
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	555,710
Philadelphia Gas Works	5.00%	10/1/2032	A	750	818,182
PR Pub Bldg Auth GTD	5.25%	7/1/2027	Caa3	265	151,050
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	166,694
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3	395	412,305
Total					15,302,181

Special Tax 4.46%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	267,928
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	521,535
CT Spl Tax - Trans Infra	5.00%	8/1/2031	AA	470	535,245
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA	1,150	1,291,255
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	500	568,295
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,500	1,669,845
Lancaster Redev Agy	6.00%	8/1/2024	BBB	250	273,955
MTA NY - Hudson Rail Yards	5.00%	11/15/2056	A2	1,350	1,452,033
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.496%#	3/1/2024	AA-	500	474,945
Orange Co CFD	5.25%	8/15/2045	NR	500	536,470
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	566,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

San Francisco Redev - Mission Bay South	5.00%	8/1/2043	A-	$395	$437,150
San Francisco Redev - Mission Bay South (NPFGC)(FGIC)	5.00%	8/1/2041	AA-	300	335,550
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB+	100	102,160
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	660	744,077
Total					9,777,273

Tax Revenue 4.03%

Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	225	233,258
Hamilton Sales Tax	5.00%	12/1/2030	AA-	300	349,122
Hudson Yards	5.75%	2/15/2047	A	925	1,040,190
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2052	BBB-	225	228,071
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB-	265	281,920
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,435	330,437
Met Pier & Expo Auth - Mccormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	972,599
MTA NY - Dedicated Tax	5.50%	11/15/2039	NR	20	21,582
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	278,148
NY UDC - PIT	5.00%	3/15/2033	AAA	750	849,592
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,136,810
PR Corp Sales Tax	5.00%	8/1/2046	Caa3	585	405,113
PR Corp Sales Tax	5.25%	8/1/2027	CC	575	271,688
PR Corp Sales Tax	5.25%	8/1/2041	CC	1,135	536,287
PR Corp Sales Tax	5.75%	8/1/2037	CC	220	103,950
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	275	309,793
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	616,793
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	579,227
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	293,500
Total					8,838,080

Tobacco 3.41%

Buckeye Tobacco	5.125%	6/1/2024	B-	500	451,055
Golden St Tobacco	5.00%	6/1/2030	A+	500	560,965
Golden St Tobacco	5.75%	6/1/2047	B-	500	480,535
MI Tob Settlement	5.125%	6/1/2022	B-	695	662,613
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	163,383
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,251,756
RI Tob Settlement	5.00%	6/1/2035	BBB	475	495,164
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	595,695
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	801,283
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	615	536,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

TSASC	5.00%	6/1/2026	BB-	$400	$398,796
TSASC	5.00%	6/1/2034	B	1,135	1,082,892
Total					7,480,817

Transportation 15.57%

Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,000	1,084,150
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	707,803
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,158,010
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	500	532,355
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,295,172
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,059,630
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	636,968
Chicago Midway Arpt	5.00%	1/1/2026	A	210	238,533
Chicago Midway Arpt	5.00%	1/1/2046	A	1,000	1,096,230
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,116,294
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	134,118
Chicago O’Hare Arpt	5.625%	1/1/2035	A	920	1,031,099
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	111,407
Delaware River Port Auth	5.00%	1/1/2029	A	470	535,222
Delaware River Port Auth	5.00%	1/1/2034	A	800	889,536
DFW Arpt	5.00%	11/1/2028	A+	750	855,292
DFW Arpt	5.00%	11/1/2030	A+	850	958,613
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA	500	557,940
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	227,995
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	997,876
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	772,729
MA Port Auth	5.00%	7/1/2045	AA	250	283,418
Met DC Arpt	5.00%	10/1/2035	AA-	255	280,339
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	551,145
Miami Dade Co Aviation - MIA	5.00%	10/1/2034	A	400	442,632
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	NR	130	148,071
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	410	462,304
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	183,632
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	588,820
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	661,083
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	535	591,764
NJ Trans Trust Fund	5.75%	12/15/2031	A3	350	373,034
NJ Trans Trust Fund	6.00%	6/15/2035	A3	760	840,522
North TX Twy Auth	5.00%	1/1/2031	A2	250	280,810
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,270,214
NY Twy Auth	5.25%	1/1/2056	A-	300	336,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PA Tpk Commn	5.00%	6/1/2029	A3	$1,000	$1,126,930
PA Tpk Commn	5.00%	12/1/2034	A1	100	111,374
PA Tpk Commn	5.00%	12/1/2039	A1	750	823,822
PA Tpk Commn	5.50%	6/1/2033	A-	315	333,909
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	399,049
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	67,231
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	91,414
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	830	895,512
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	132,898
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,000	1,102,880
Regional Trans Dist - Denver Trans	6.00%	1/15/2041	Baa3	100	109,690
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	528,417
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,000	1,096,520
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	543,312
San Diego Arpt	5.00%	7/1/2040	A	945	1,029,077
San Francisco Arpt	5.00%	5/1/2046	A+	1,000	1,120,080
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,323,650
Total					34,127,515

Utilities 13.91%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	215,182
Adelanto Util Sys	6.625%	7/1/2031	NR	100	109,690
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	560,380
Baltimore Water	5.00%	7/1/2033	AA-	605	688,085
Capital Region Water Rev (BAM)	5.00%	7/15/2029	AA	1,200	1,382,556
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	500	538,955
Chicago Water	5.00%	11/1/2028	A	500	556,585
Chicago Water	5.00%	11/1/2039	A	855	913,080
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	197,209
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	840	862,352
Detroit Sewer	5.00%	7/1/2034	BBB+	385	414,776
Detroit Water	5.00%	7/1/2036	A-	330	348,711
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	452,808
Gainesville Utility	5.25%	10/1/2034	Aa2	150	167,187
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	700	705,572
IN Muni Pwr	5.25%	1/1/2032	A+	450	516,726
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	693,490
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,461,161
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	1,000	1,098,730
Long Beach Nat Gas - ML	5.50%	11/15/2030	BBB+	800	946,408
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	1,395	1,653,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Island Power Auth	5.00%	9/1/2041	A-	$500	$557,075
Los Angeles USD	5.00%	7/1/2023	Aa2	500	589,525
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	320	351,357
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	601,337
New Orleans Water	5.00%	12/1/2045	A-	1,500	1,619,565
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,819,425
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	267,655
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	560,643
NYC Muni Water	5.00%	6/15/2036	AA+	500	562,360
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	568,590
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,121,080
Philadelphia Gas Works	5.00%	8/1/2029	A	250	274,838
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	280	321,919
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	350	374,721
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	670	536,000
PR Elec Pwr Auth	5.00%	7/1/2028	Caa3	270	178,538
PR Elec Pwr Auth	5.25%	7/1/2028	Caa3	880	581,900
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	240	237,293
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-	1,350	1,478,506
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	830	913,705
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3	950	1,021,107
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	425	448,660
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	BBB+	905	1,011,962
Total					30,481,316
Total Municipal Bonds (cost $216,217,532)					215,612,940

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date
SHORT-TERM INVESTMENT 0.27%

Variable Rate Demand Note

Utilities

NYC Muni Water (cost $600,000)	0.93%	1/3/2017	6/15/2032	AA+	600	600,000

Total Investments in Securities 98.64% (cost $216,817,532)						216,212,940

Cash and Other Assets in Excess of Liabilities(h) 1.36%						2,978,726

Net Assets 100.00%						$219,191,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

Open Futures Contracts at December 31, 2016:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2017	18	Short	$(2,237,063)	$12,344

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$215,612,940	$—	$215,612,940
Variable Rate Demand Note	—	600,000	—	600,000
Total	$—	$216,212,940	$—	$216,212,940
Other Financial Instruments
Futures Contracts
Assets	$12,344	$—	$—	$12,344
Liabilities	—	—	—	—
Total	$12,344	$—	$—	$12,344

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.60%

Corporate-Backed 6.30%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$8,884,137
CA Poll Ctl - Waste Mgmt AMT	3.25%#	12/1/2027	A-	6,000	6,228,420
CA Poll Ctl - Waste Mgmt AMT	4.30%	7/1/2040	A-	2,575	2,576,803
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,165	2,399,058
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,077,000
IL Fin Auth - Leafs Hockey Club(d)	6.00%	3/1/2037	NR	1,550	410,750
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB	7,750	8,023,807
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	Baa1	2,660	2,923,500
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,499,739
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	855	513,000
Mission EDC - Waste Mgmt AMT	2.50%	8/1/2020	A-	13,500	13,783,095
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,753,983
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,588,785
NY Energy - ConEd AMT (XLCA)	0.998%#	10/1/2035	A2	5,175	4,683,794
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	7,355	7,652,436
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	5,980	6,329,471
OH Wtr Dev Auth - FirstEnergy	4.00%#	12/1/2033	CCC+	5,000	2,164,800
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	5,100	6,061,962
PA Econ Dev - US Airways	7.50%	5/1/2020	BB-	1,500	1,692,810
PA Econ Dev - US Airways	8.00%	5/1/2029	BB-	1,475	1,686,589
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB	1,750	1,698,410
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	6,856,875
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	5,145	5,552,381
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	3,230	3,590,630
Syracuse IDA - Carousel Ctr	5.00%	1/1/2034	Baa1	7,500	8,073,300
Syracuse IDA - Carousel Ctr	5.00%	1/1/2035	Baa1	4,200	4,504,668
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR	2,000	2,358,660
Washington Co Wastewtr - Cargill AMT	2.375%#	9/1/2030	A	5,000	5,034,000
West Pace Coop Dist(d)	9.125%	5/1/2039	NR	4,900	3,087,000
Total					122,689,863

Education 6.03%

Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,475	2,609,269
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,055,740
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,048,381
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	1,250	1,281,488
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-	3,040	3,415,349
Detroit Sch Dist	5.00%	5/1/2029	Aa1	4,000	4,347,560
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	920	939,311
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-	1,250	1,336,713
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-	1,000	1,066,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	$4,575	$4,394,379
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		3,840	3,652,723
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,052,426
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,904,256
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,709,803
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		1,150	1,197,564
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,033,140
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2036	A-		1,000	1,083,560
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2046	A-		1,165	1,255,555
LA PFA - LSU Nicholson Gateway	5.00%	7/1/2046	A3		2,100	2,259,306
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,571,100
MA DFA - Boston Univ	5.00%	10/1/2046	A+		5,225	5,848,499
MA DFA - Emmanuel College	5.00%	10/1/2034	Baa2		1,325	1,392,045
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		5,000	5,124,350
MA DFA - Harvard Univ	5.00%	7/15/2040	AAA		13,500	17,113,815
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,817,950
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,236,350
NY Dorm - Barnard Clg	5.00%	7/1/2035	A1		2,400	2,673,600
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,458,400
NY Dorm - NYU	5.00%	7/1/2030	AA-		2,155	2,455,084
NY Dorm - NYU	5.00%	7/1/2031	AA-		4,215	4,783,140
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,333,877
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,270	1,338,237
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	2,450	2,601,091
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,077,914
PA HI Ed - Drexel Univ	5.00%	5/1/2034	NR		2,750	3,098,892
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	1,939,560
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		6,340	6,968,991
Total						117,475,618

Financial Services 0.24%

IN Bd Bk - JP Morgan	1.56%#	10/15/2022	A3		4,875	4,568,801

General Obligation 15.11%

Allegheny Co GO	5.00%	11/1/2041	AA-		5,500	6,141,685
Bellwood GO	6.15%	12/1/2032	A		2,765	3,162,275
CA State GO	3.00%	9/1/2033	AA-		5,000	4,573,800
CA State GO	5.00%	2/1/2033	AA-		10,000	11,138,400
CA State GO	5.00%	9/1/2037	AA-		3,000	3,445,380
CA State GO	5.25%	9/1/2024	AA-		5,000	5,718,800
CA State GO	5.25%	8/1/2032	AA-		7,500	8,822,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.50%	3/1/2040	AA-	$9,250	$10,178,330
CA State GO	5.60%	3/1/2036	AA-	7,330	8,190,102
CA State GO	6.50%	4/1/2033	AA-	13,400	14,812,896
Chicago Brd Ed	5.25%	12/1/2039	B	2,000	1,609,060
Chicago Brd Ed	6.50%	12/1/2046	B	1,000	917,830
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,207,088
Chicago GO	5.00%	1/1/2034	BBB+	2,000	1,871,620
Chicago GO	5.00%	1/1/2040	BBB+	5,000	4,524,950
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,363,568
Chicago GO	5.50%	1/1/2037	BBB+	1,000	970,510
Chicago GO	5.50%	1/1/2042	BBB+	250	239,530
Chicago GO	5.50%	1/1/2042	BBB+	5,000	4,790,600
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,093,570
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,340,125
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,146,900
CT State GO	4.00%	8/15/2032	AA-	5,000	5,144,700
CT State GO(b)	5.00%	12/1/2022	AA	10,000	11,109,400
CT State GO(b)	5.00%	12/1/2023	AA	10,000	11,109,400
Essex Co Impt Auth - Covanta AMT	5.25%	7/1/2045	Ba2	4,000	3,918,920
HI State GO(b)	5.00%	8/15/2030	AA	10,000	11,268,450
IL State GO	5.00%	6/1/2027	BBB	2,000	2,022,360
IL State GO	5.00%	3/1/2030	BBB	6,500	6,456,255
IL State GO	5.00%	1/1/2033	BBB	3,500	3,417,190
IL State GO	5.00%	1/1/2035	BBB	11,200	10,825,920
IL State GO	5.50%	7/1/2033	BBB	3,985	4,080,919
Kansas City GO	5.00%	4/1/2040	AA-	3,500	3,830,785
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,714,050
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,450,947
Los Angeles CCD	4.00%	8/1/2028	AA+	2,700	2,989,494
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,623,540
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,529,832
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,690,220
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,136,290
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,278,306
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,661,265
NYC GO	5.00%	10/1/2026	AA	11,860	13,449,240
NYC GO	5.00%	8/1/2027	AA	6,000	6,939,240
NYC GO	5.00%	12/1/2041	AA	3,400	3,872,566
NYC GO	6.25%	10/15/2028	AA	215	233,836
PA State GO	4.00%	9/15/2030	AA-	10,000	10,407,600
Palm Springs USD	4.00%	8/1/2033	Aa3	4,500	4,718,925
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,596,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Philadelphia GO	5.25%	7/15/2032	A+		$3,000	$3,408,540
Philadelphia GO	5.25%	7/15/2033	A+		1,000	1,124,750
Philadelphia GO (AGM)	5.25%	12/15/2027	AA		2,500	2,673,000
Philadelphia Sch Dist	5.00%	9/1/2037	A2		800	842,536
Philadelphia Sch Dist	5.00%	9/1/2038	A2		1,000	1,051,550
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA		1,100	1,268,949
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		1,215	1,396,193
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA		1,160	1,322,702
Port Houston Auth AMT	6.25%	10/1/2029	AAA		1,000	1,091,890
PR Comwlth GO(d)	5.00%	7/1/2019	Caa3		1,395	865,193
PR Comwlth GO(d)	5.00%	7/1/2020	Caa3		3,000	1,862,040
PR Comwlth GO(d)	5.50%	7/1/2026	Caa3		2,500	1,568,750
PR Comwlth GO(d)	6.50%	7/1/2040	Caa3		5,485	3,537,825
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	A2		2,250	2,419,403
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	A2		2,250	2,431,395
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A2		3,250	3,479,710
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA		5,000	5,838,600
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA		5,000	5,553,900
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	4,152,160
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		3,000	1,882,500
Total						294,507,455

Health Care 13.95%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,678,962
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	A+		7,065	7,776,940
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	2,748,180
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	1,894,788
Butler Hlth Sys Hsp	7.125%	7/1/2029	A-	(a)	1,500	1,704,975
Butler Hlth Sys Hsp	7.25%	7/1/2039	A-	(a)	3,630	4,137,075
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,130,405
CA Muni Fin - Northbay Hlthcare(g)	5.25%	11/1/2041	BBB-		1,750	1,843,083
CA Muni Fin - Northbay Hlthcare(g)	5.25%	11/1/2047	BBB-		500	524,580
CA Statewide - Beverly	5.00%	2/1/2045	BBB-		5,000	5,154,500
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,450,708
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,875	7,183,550
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,385,700
Centre Co Hosp Auth - Mt Nittany Med Ctr	5.00%	11/15/2046	A		1,250	1,337,613
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	100	107,253
Dana-Farber Cancer Institute	5.00%	12/1/2041	A1		1,750	1,928,027
Denver Hlth & Hsp Auth	1.724%#	12/1/2033	BBB		4,745	4,404,831
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,000	1,041,400
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	740,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Dutchess Co LDC - Health Quest	5.00%	7/1/2046	A-		$7,000	$7,553,910
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,682,155
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,838,504
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,600,908
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		515	544,649
Greenville Hlth Sys	5.00%	5/1/2034	AA-		3,970	4,413,846
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,517,130
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2046	BBB-	(a)	1,000	1,002,870
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2051	BBB-	(a)	1,250	1,237,888
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,756,950
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,640,550
IN Hlth Facs - Ascension Hlth	5.00%	11/15/2036	Aa2		3,600	4,025,664
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		920	988,706
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,149,246
LA PFA - Ochsner Clinic	5.00%	5/15/2033	Baa1		1,625	1,792,131
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,570,874
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(a)	1,350	1,377,405
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA-		3,700	4,254,408
MA DFA - Boston Med Ctr	4.00%	7/1/2038	BBB		125	115,636
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,220,320
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		9,000	9,800,820
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,377,763
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,339,617
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,711,728
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	12,808,116
Meadville Med Center	6.00%	6/1/2046	NR		790	792,196
Meadville Med Center	6.00%	6/1/2051	NR		930	926,038
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2035	BBB-	(a)	1,825	1,843,542
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,007,940
MN Hlth - Mayo Clinic	5.00%	11/15/2036	AA		2,950	3,617,791
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(a)	3,150	3,445,029
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(a)	1,300	1,411,722
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,903,340
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,563,325
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,117,610
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	645,766
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,796,872
NJ Hlth - St Josephs Hlth	5.00%	7/1/2036	BBB-		500	519,525
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	5,934,720
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	1,989,412
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	Ba1		1,300	1,381,484
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,619,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		$5,640	$6,094,528
OH Hosp Facs - Summa Hlth	5.25%	11/15/2041	Baa1		1,500	1,610,970
OH Hosp Facs - Summa Hlth	5.25%	11/15/2046	Baa1		1,500	1,604,745
Orange CO Hlth - Orlando Hlth	5.00%	10/1/2044	A		2,750	2,976,765
Palomar Hlth	5.00%	11/1/2036	BBB-		4,025	4,209,144
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,178,820
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,241,197
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,474,660
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,306,638
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		1,300	1,347,203
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,629,210
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	550	557,002
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	757,133
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,746,350
UCal Med Ctr	4.50%	5/15/2036	AA-		5,000	5,483,850
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	700	739,522
UMass Mem Hlth	5.00%	7/1/2046	A-	(a)	2,355	2,478,567
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	998,238
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,392,356
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,596,000
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		4,000	4,293,640
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	4,934,745
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2036	A-		2,445	2,675,123
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,428,360
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,068,580
Total						271,833,770

Housing 1.60%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,810,777
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	601,497
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,481,995
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,000	1,054,210
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,649,580
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,167,550
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,152,200
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		1,385	1,465,413
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,433,026
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		2,130	2,411,479
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	560,075
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-		5,000	5,125,100
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,045,060
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,178,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)

Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	$1,000	$1,005,580
Total					31,141,671

Lease Obligations 5.92%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+	5,600	6,286,448
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+	8,500	9,357,055
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+	2,500	2,795,025
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	Aaa	5,000	5,536,250
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	5,275	6,088,299
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,937,300
Houston Co Coop Dist - Country Crossing(d)	12.50%	6/7/2013	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,846,185
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BB-	2,400	2,388,888
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	6,500	6,773,910
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB	3,000	3,098,940
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB	3,145	3,241,552
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	4,500	5,286,240
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	Aa3	5,000	5,845,100
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	8,038,275
NJ EDA - Sch Facs	2.32%#	3/1/2028	A3	4,625	4,261,290
NJ Trans Trust Fund	5.00%	12/15/2023	A3	4,425	4,668,950
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	11,438,600
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	6,853,080
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,190,580
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A+	3,150	3,724,686
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,517,850
Total					115,422,023

Other Revenue 8.02%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3	8,165	8,395,253
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	5,750	6,213,795
Arlington Higher Ed - Uplift Education	5.00%	12/1/2046	BBB-	1,100	1,145,232
Austin Convention†	5.75%	1/1/2034	BB	5,000	4,999,600
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	2,400	2,405,568
Baker Correctional Dev	7.50%	2/1/2030	NR	3,500	2,538,340
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-	2,340	2,584,647
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-	3,150	3,370,437
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	AA+	9,000	10,268,010
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2035	AA	500	495,470
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	2,500	2,772,125
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	8,100	8,955,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA		$2,000	$2,181,680
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,205,500
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,103,530
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,223,460
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,104,950
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,500	1,521,285
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,123,020
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,119,970
Denver Conv Ctr	5.00%	12/1/2034	Baa2		1,000	1,085,450
Doctor Charles Drew Admy COP(d)	5.70%	11/1/2036	NR		1,480	88,800
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(a)	5,500	6,152,300
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa2		3,250	3,245,450
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,670,792
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,248,400
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3		6,645	7,535,895
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	462,500
Long Beach Nat Gas - ML	2.054%#	11/15/2027	BBB+		9,000	8,453,160
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3		5,000	5,538,300
MA DFA - Broad Inst	5.25%	4/1/2037	AA-		7,250	8,111,952
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,421,530
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	Aa3		1,750	1,890,542
MI Fin Auth - Student Loan AMT	5.00%	11/1/2021	Aa3		1,500	1,633,695
MI Fin Auth - Student Loan AMT	5.00%	11/1/2022	Aa3		1,650	1,805,644
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,795,883
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.125%	1/1/2025	NR		1,250	50,000
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR		1,700	68,000
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,840,340
Philadelphia Gas Works	5.00%	10/1/2032	A		4,115	4,489,095
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	3,260	2,869,322
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3		7,000	6,999,650
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3		3,995	4,170,021
Total						156,354,277

Special Tax 3.52%

Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		4,300	4,485,201
Aurora TIF - East River	6.75%	12/30/2027	NR		745	776,931
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,549,860
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA		3,600	4,042,188
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+		2,000	2,032,460
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		5,240	1,048,000
Gramercy Farms Cmnty Dev Dist(d)	5.25%	5/1/2039	NR		1,340	14
HI Dept Home Lands	5.875%	4/1/2034	A1		3,000	3,233,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	$5,000	$550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,757,151
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	520,380
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	1,996	1,734,484
MTA NY - Hudson Rail Yards	5.00%	11/15/2056	A2	8,040	8,647,663
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,714,670
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.496%#	3/1/2024	AA-	4,500	4,274,505
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,133,660
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,578,976
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,270,740
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A	11,195	10,683,501
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	2,500	2,784,325
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	A-	1,400	1,549,394
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,207,220
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,690,108
San Francisco Redev - Mission Bay South (NPFGC)(FGIC)	5.00%	8/1/2041	AA-	1,800	2,013,300
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,145	1,184,422
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,585,125
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,000	250,000
Stone Canyon CID(d)	5.75%	4/1/2027	NR	1,300	325,000
Total					68,622,588

Tax Revenue 5.81%

Hamilton Sales Tax	5.00%	12/1/2030	AA-	2,700	3,142,098
MA Sch Bldg Auth - Sales Tax(b)	5.00%	2/1/2028	AA+	20,000	22,419,300
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB-	4,150	4,414,977
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	6/15/2045	AA	3,145	763,354
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	AA-	10,000	5,303,700
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	AA-	20,000	7,645,600
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	AA-	15,000	5,430,900
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,226,855
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,065,580
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,618,518
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,781,475
NYC TFA - Future Tax(b)	5.00%	11/1/2028	AAA	4,000	4,425,160
NYC TFA - Future Tax(b)	5.00%	12/1/2028	AAA	12,000	13,275,480
PR Corp Sales Tax	5.00%	8/1/2043	CC	5,130	2,423,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	5.25%	8/1/2041	CC	$7,165	$3,385,463
PR Corp Sales Tax	5.375%	8/1/2039	CC	6,510	3,075,975
PR Corp Sales Tax	5.50%	8/1/2040	CC	5,580	2,636,550
PR Corp Sales Tax	6.125%	8/1/2029	CC	2,000	970,000
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	15,753,500
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	4,190	4,821,433
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,324,410
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,348,000
Total					113,252,253

Tobacco 2.88%

Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	9,021,100
Golden St Tobacco	5.00%	6/1/2033	B-	2,245	2,049,775
Golden St Tobacco	5.125%	6/1/2047	B-	6,500	5,766,540
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,401,025
RI Tob Settlement	5.00%	6/1/2035	BBB	3,525	3,674,636
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	4,953,098
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,151,105
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,271,860
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,731,475
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	6,255	5,417,268
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,195	2,723,035
TSASC	5.00%	6/1/2026	BB-	3,180	3,170,428
TSASC	5.125%	6/1/2042	B-	2,000	1,869,380
Total					56,200,725

Transportation 19.24%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,171,660
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,500	1,626,225
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,158,010
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-	4,000	4,565,960
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	4,791,195
Central TX Mobility Auth	6.00%	1/1/2041	BBB+	10,000	11,551,200
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	4,910,860
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,501,715
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	2,000	2,222,520
Chicago O’Hare Arpt	5.625%	1/1/2035	A	1,450	1,625,102
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A	1,000	1,057,290
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900	1,002,663
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,776,874
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,005,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-		$4,200	$2,160,984
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-		7,720	2,823,281
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,051,955
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,762,650
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		8,000	9,156,000
HI Arpt	5.00%	7/1/2034	A+		3,000	3,273,960
HI Arpts AMT	5.00%	7/1/2041	A+		5,000	5,401,700
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		4,000	4,124,560
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB-		2,500	2,775,300
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	4,088,628
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		4,000	4,410,160
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2042	AA-		7,730	8,563,758
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,643,235
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,618,919
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,705,423
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,251,420
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	4,994,333
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	BBB+		550	605,479
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	BBB+		1,160	1,272,891
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2043	BBB+		1,500	1,620,660
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A		4,435	4,917,262
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		2,500	2,752,175
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(a)	5,900	7,329,806
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,257,220
MTA NY	5.00%	11/15/2030	AA-		5,095	5,670,633
MTA NY	6.50%	11/15/2028	AA-		1,440	1,576,944
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,381,500
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,081,623
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,117,150
NJ Trans Trust Fund	6.00%	6/15/2035	A3		4,500	4,976,775
North TX Twy Auth	5.00%	9/1/2028	AA+		10,000	11,308,000
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	4,781,128
North TX Twy Auth	6.00%	1/1/2025	A1		615	643,124
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		5,150	5,346,987
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	14,927,179
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1		1,125	1,258,943
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1		970	1,097,759
OK Tpk Auth(b)	5.00%	2/1/2027	AA-		5,000	5,574,725
OK Tpk Auth(b)	5.00%	11/1/2027	AA-		11,000	12,264,395
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,593,675
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,142,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PA Tpk Commn	5.00%	12/1/2032	A-	$7,000	$7,745,080
PA Tpk Commn	5.00%	12/1/2045	A1	3,350	3,669,758
PA Tpk Commn	6.00%	12/1/2034	NR	1,720	1,996,180
PA Tpk Commn	6.00%	12/1/2034	NR	1,820	2,112,237
PA Tpk Commn	6.00%	12/1/2034	A-	8,460	9,660,051
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,790,965
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,133,056
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,160,943
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,559,996
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,347,198
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,205,820
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,179,560
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,187,100
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC	2,000	2,005,220
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,800	1,985,184
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,665,504
Sacramento Co Arpt	5.00%	7/1/2041	A-	7,000	7,675,640
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,157,205
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,525,740
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,491,700
San Francisco Arpt AMT	5.00%	5/1/2046	A+	6,000	6,521,160
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,802,410
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	10,000	10,589,200
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,688,900
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,401,250
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,316,957
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,525	1,569,713
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,880	4,977,014
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,521,388
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,356,518
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,811,809
Total					375,082,223

Utilities 10.98%

Atlanta Wtr & Wastewtr	6.00%	11/1/2029	AA-	4,000	4,491,920
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,763,230
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,780,526
Beaver Co IDA - FirstEnergy	4.00%#	1/1/2035	CCC+	5,000	2,065,100
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,000	5,389,550
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	8,685	9,365,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Chicago Water	5.00%	11/1/2028	A	$500	$556,585
Chicago Water	5.00%	11/1/2029	A	875	970,200
Chicago Water	5.00%	11/1/2030	A	500	552,230
Chicago Water	5.00%	11/1/2039	A	2,600	2,776,618
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,332,145
CO Public Auth - ML	6.50%	11/15/2038	BBB+	3,270	4,282,752
Compton Water	6.00%	8/1/2039	NR	5,500	5,689,970
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,469,532
Detroit Sewer	5.00%	7/1/2034	BBB+	1,595	1,718,357
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,075,272
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,267,910
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	1,962,900
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,306,840
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,353,974
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,156,221
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,015	2,264,800
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	AA-	5,000	5,506,400
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	4,000	4,394,920
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,262,337
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	3,300	3,912,480
Long Island Power Auth	5.00%	9/1/2041	A-	4,500	5,013,675
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,956,667
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	2,625	2,882,224
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,855,285
MO Joint Muni Elec Util Commn	5.00%	12/1/2040	A2	4,600	5,078,906
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,099,880
New Orleans Water	5.00%	12/1/2040	A-	1,250	1,364,363
New Orleans Water	5.00%	12/1/2045	A-	4,000	4,318,840
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	5,000	5,576,150
OH Air Quality - FirstEnergy	3.625%#	12/1/2033	CCC+	1,250	522,675
OH Air Quality - FirstEnergy	5.70%	8/1/2020	CCC+	3,250	1,358,858
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	4,620	4,837,048
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	3,500	3,980,130
Paducah Electric (AGM)	5.00%	10/1/2033	AA	1,000	1,122,840
Paducah Electric (AGM)	5.00%	10/1/2035	AA	1,000	1,115,840
Philadelphia Gas Works	5.00%	8/1/2029	A	1,750	1,923,862
Philadelphia Gas Works	5.00%	8/1/2030	A	1,500	1,642,080
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	2,520	2,897,269
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+	3,355	3,824,901
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A3	5,040	5,114,038
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Caa3	2,780	2,098,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth	1.267%#	7/1/2031	D		$4,000	$2,600,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+		3,610	3,998,400
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	BBB+		3,585	4,139,026
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-		14,360	15,726,928
Southern CA Pub Pwr Auth - Goldman Sachs	2.064%#	11/1/2038	A3		3,000	2,633,160
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(a)	3,000	3,353,970
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,000	3,167,010
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,520	10,003,616
Westmoreland Co Water (BAM)	5.00%	8/15/2042	AA		3,000	3,287,550
WV EDA - Morgantown Energy AMT	2.875%	12/15/2026	Baa3		955	890,690
Total						214,053,454
Total Municipal Bonds (cost $1,916,293,071)						1,941,204,721

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.90%

Variable Rate Demand Notes 0.90%

Corporate-Backed 0.47%

Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	6,300	6,300,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	2,000	2,000,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	11/1/2040	A2	800	800,000
Total						9,100,000

General Obligation 0.31%

NYC GO (AGM)	0.93%	1/3/2017	11/1/2026	AA	6,150	6,150,000

Utilities 0.12%

NYC Muni Water	0.93%	1/3/2017	6/15/2032	AA+	2,400	2,400,000

Total Short-Term Investments (cost $17,650,000)						17,650,000

Total Investments in Securities 100.50% (cost $1,933,943,071)						1,958,854,721

Cash and Other Assets in Excess of Liabilities (0.50%)						(9,781,952)

Net Assets 100.00%						$1,949,072,769

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$119,602,863	$3,087,000	(4)	$122,689,863
Lease Obligations	—	115,174,503	247,520	(4)	115,422,023
Remaining Industries	—	1,703,092,835	—		1,703,092,835
Variable Rate Demand Notes	—	17,650,000	—		17,650,000
Total	$—	$1,955,520,201	$3,334,520		$1,958,854,721
Liabilities
Trust Certificates(5)	$—	$(42,250,000)	$—		$(42,250,000)
Total	$—	$(42,250,000)	$—		$(42,250,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$3,491,271
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(156,751)
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of December 31, 2016	$3,334,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.80%

Corporate-Backed 11.78%

AK IDA - Anchorage Sportsplex(d)	6.12%	8/1/2031	NR	$2,869	$573,841
Allegheny Co IDA - US Steel	6.875%	5/1/2030	B	6,050	5,994,642
Beauregard Parish - Office Max	6.80%	2/1/2027	B3	5,000	5,005,900
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,521,007
CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	9,137,970
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	BB-	15,240	15,281,148
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B	21,410	21,184,124
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B	10,000	10,003,000
IL Fin Auth - Leafs Hockey Club(d)	5.875%	3/1/2027	NR	1,500	397,500
IL Fin Auth - Leafs Hockey Club(d)	6.00%	3/1/2037	NR	1,450	384,250
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	5,000	5,115,600
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,172,035
Maricopa Co IDA - Waste Mgmt AMT	3.375%#	12/1/2031	A-	4,165	4,356,007
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	3,430	2,058,000
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	205	197,786
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	15,760	15,838,170
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	5,125	5,398,778
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	8,935	9,519,528
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	5,965	5,982,656
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	1,885	2,009,730
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030	BB-	2,600	2,794,558
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	35,725	36,990,379
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	6,135	6,493,529
PA Econ Dev - Natl Gypsum AMT	5.50%	11/1/2044	NR	1,000	1,046,460
PA Econ Dev - US Airways	8.00%	5/1/2029	BB-	2,460	2,812,887
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR	6,000	6,008,820
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B3	1,500	1,501,845
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	6,145	6,631,561
Syracuse IDA - Carousel Ctr	5.00%	1/1/2034	Baa1	2,000	2,152,880
Syracuse IDA - Carousel Ctr	5.00%	1/1/2036	Baa1	2,300	2,459,666
Tulsa Mun Arpt - American Airlines AMT	5.00%#	6/1/2035	BB-	7,000	7,433,650
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR	1,350	1,514,471
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR	4,000	4,717,320
West Pace Coop Dist(d)	9.125%	5/1/2039	NR	13,770	8,675,100
WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR	2,500	2,668,175
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB	6,000	6,109,380
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-	2,125	2,096,568
Total					232,238,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education 4.26%

Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB		$2,885	$2,770,264
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	4,713,900
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,711,095
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,580	1,613,164
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,320,715
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,781,120
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		12,220	11,624,031
IA HI Ed - Wartburg Clg	5.00%	10/1/2037	BB-	(a)	4,250	3,929,295
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,334,126
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,005,000
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,504,675
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,347,783
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,192,403
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2036	A-		1,000	1,083,560
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2046	A-		1,170	1,260,944
LA PFA - LSU Nicholson Gateway	5.00%	7/1/2046	A3		2,100	2,259,306
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,236,350
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3		750	769,890
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,520,400
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,277,840
NY Dorm - Touro Clg	5.50%	1/1/2044	BBB-	(a)	3,885	4,109,436
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,481,200
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,061,401
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	4,999,450
Total						83,907,348

General Obligation 7.75%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	B1		6,360	6,753,175
Bellwood GO	5.875%	12/1/2027	A		3,000	3,423,420
Bellwood GO	6.15%	12/1/2032	A		2,770	3,167,994
Chicago Brd Ed	1.55%#	3/1/2036	B		12,450	11,821,150
Chicago Brd Ed	5.00%	12/1/2031	B		3,200	2,647,008
Chicago Brd Ed	5.00%	12/1/2042	B		13,025	10,133,971
Chicago Brd Ed	5.25%	12/1/2035	B		6,950	5,799,844
Chicago Brd Ed	5.25%	12/1/2039	B		7,540	6,066,156
Chicago Brd Ed	5.25%	12/1/2041	B		16,235	12,970,953
Chicago Brd Ed	5.50%	12/1/2039	B		4,790	3,805,847
Chicago Brd Ed	6.50%	12/1/2046	B		4,900	4,497,367
Chicago Brd Ed	7.00%	12/1/2044	B		1,500	1,453,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO	5.00%	1/1/2024	BBB+		$1,270	$1,262,609
Chicago GO	5.25%	1/1/2028	BBB+		2,630	2,550,995
Chicago GO	5.25%	1/1/2032	BBB+		3,000	2,853,540
Chicago GO	5.50%	1/1/2033	BBB+		3,305	3,273,801
Chicago GO	5.50%	1/1/2037	BBB+		1,000	970,510
Chicago GO	5.50%	1/1/2042	BBB+		250	239,530
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR		1,250	1,273,425
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR		710	749,824
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2		5,000	4,898,650
IL State GO	5.00%	2/1/2029	BBB		5,000	5,011,600
IL State GO	5.00%	1/1/2035	BBB		7,000	6,766,200
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA		2,250	2,450,947
Philadelphia Sch Dist	5.00%	9/1/2037	A2		800	842,536
Philadelphia Sch Dist	5.00%	9/1/2038	A2		1,000	1,051,550
PR Comwlth GO(d)	4.00%	7/1/2020	Caa3		1,175	720,510
PR Comwlth GO(d)	5.00%	7/1/2019	Caa3		5,075	3,147,566
PR Comwlth GO(d)	5.00%	7/1/2020	Caa3		10,410	6,461,279
PR Comwlth GO(d)	5.00%	7/1/2020	Caa3		3,000	1,854,540
PR Comwlth GO(d)	5.00%	7/1/2021	Caa3		1,350	838,688
PR Comwlth GO(d)	5.00%	7/1/2022	Caa3		2,970	1,845,113
PR Comwlth GO(d)	5.25%	7/1/2019	Caa3		2,525	1,569,187
PR Comwlth GO(d)	5.25%	7/1/2022	Caa3		4,185	2,605,162
PR Comwlth GO(d)	5.25%	7/1/2037	Caa3		5,275	3,283,687
PR Comwlth GO(d)	5.50%	7/1/2039	Caa3		9,730	6,081,250
PR Comwlth GO(d)	5.625%	7/1/2032	Caa3		4,775	2,987,335
PR Comwlth GO(d)	5.625%	7/1/2033	Caa3		4,030	2,511,174
PR Comwlth GO(d)	6.00%	7/1/2038	Caa3		3,025	1,928,437
PR Comwlth GO(d)	6.00%	7/1/2039	Caa3		3,470	2,212,125
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		2,235	2,215,287
Scranton GO	5.00%	11/15/2032	BB		2,500	2,561,700
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		5,000	3,137,500
Total						152,696,627

Health Care 30.54%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,421,369
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	2,959,880
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,080,980
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,037,000
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,505,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Antelope Valley Hlth	5.00%	3/1/2041	Ba3		$4,000	$3,664,240
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	2,977,524
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,004,980
Ashland Med Ctr - Kings Daughters	5.00%	2/1/2040	BBB		3,000	3,099,330
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	9,715,826
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	5,011,400
Blount Co Hlth & Ed - Ashbury	5.00%	1/1/2037	NR		625	632,350
Blount Co Hlth & Ed - Ashbury	5.00%	1/1/2047	NR		1,800	1,807,020
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	6,718,006
CA Muni Fin - Northbay Hlthcare(g)	5.25%	11/1/2041	BBB-		1,750	1,843,083
CA Muni Fin - Northbay Hlthcare(g)	5.25%	11/1/2047	BBB-		500	524,580
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CCC		5,350	4,972,290
CA Stwde - Daughters of Charity	5.75%	7/1/2024	CCC		1,600	1,600,688
CA Stwde - Daughters of Charity	5.75%	7/1/2035	CCC		2,620	2,538,885
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,730,298
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2029	BB		3,155	3,309,311
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB		5,350	5,499,479
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		21,000	21,563,640
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,095	6,368,544
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,121,110
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,811,800
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,064,590
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,757,481
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,070,350
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,009,410
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,236,447
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,407,130
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,017,970
Collier CO IDA - Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,223,180
Collier CO IDA - Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,363,180
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(a)	1,000	942,520
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(a)	1,500	1,391,055
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,013,920
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		335	356,045
Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,092,680
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,308,901
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,500,725
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BB+		5,720	5,931,125
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,914,748
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	1,032,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		$2,800	$2,825,900
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,706,692
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,941,553
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	898,088
Friendsview Retirement Community	5.00%	11/15/2036	NR		300	302,538
Friendsview Retirement Community	5.00%	11/15/2046	NR		875	851,139
Friendsview Retirement Community	5.00%	11/15/2051	NR		700	674,261
Fulton Co Med Ctr	5.00%	7/1/2046	NR		2,375	2,328,308
Fulton Co Med Ctr	5.00%	7/1/2051	NR		2,500	2,424,100
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,178,916
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,696,555
Guadalupe CO - Seguin City Hospital	5.00%	12/1/2040	BB		4,880	4,963,985
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2046	BBB-	(a)	3,000	3,008,610
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2051	BBB-	(a)	3,750	3,713,662
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	2,004,740
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	1,984,901
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,551,931
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,829,020
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		4,465	4,408,652
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,710,299
Howard Co Retmt Cmnty - Vantage House(g)	5.00%	4/1/2044	NR		2,955	2,720,077
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2046	NR		7,000	6,407,940
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,212,324
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		5,000	5,051,350
ID HFA - Madison Mem Hosp	5.00%	9/1/2029	BB+		700	752,094
ID HFA - Madison Mem Hosp	5.00%	9/1/2030	BB+		1,530	1,635,019
ID HFA - Madison Mem Hosp	5.00%	9/1/2037	BB+		1,000	1,037,960
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	86,826
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	154,956
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	109,176
IL Fin Auth - Clare Oaks	4.00%#	11/15/2052	NR		4,550	3,014,423
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		845	845,085
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	3,685	3,687,174
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,975,636
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,680,845
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	BB+	(a)	2,165	2,401,137
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA		5,000	5,513,900
IL Fin Auth - Plymouth Place	5.25%	5/15/2050	BB+	(a)	3,150	3,218,197
IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,501,800
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB		3,395	3,402,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB		$5,600	$5,611,536
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		3,500	3,299,625
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		920	988,706
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,063,056
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,267,222
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	2,914,110
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100	6,262,077
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,227,542
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,846,127
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	6,221,820
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,152,000
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,703,368
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,740	5,002,880
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	216,030
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		220	239,358
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,231,186
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,588,924
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,007,940
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,379,260
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	9,394,207
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,353,350
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,868,964
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	10,960,778
New Hope - Carillon	5.00%	7/1/2046	NR		2,000	1,888,240
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,635,023
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,186,538
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		6,880	5,920,859
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	1,989,413
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	BBB-		5,625	6,008,512
OH Hosp Facs - Summa Hlth	5.25%	11/15/2041	Baa1		1,000	1,073,980
OH Hosp Facs - Summa Hlth	5.25%	11/15/2046	Baa1		1,000	1,069,830
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	14,485,973
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,568,340
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,707,462
Palomar Hlth	5.00%	11/1/2039	BBB-		5,145	5,351,263
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,532,935
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,579,250
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	9,822,562
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,483,079
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,703,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Price William Co IDA - Westminster	5.00%	1/1/2037	NR		$1,000	$1,003,900
Price William Co IDA - Westminster	5.00%	1/1/2046	NR		1,750	1,734,110
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,677,390
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,133,830
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB		7,000	6,999,510
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,104,626
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,503,700
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,066,230
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,715,456
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	12,051,800
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		2,895	2,908,085
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR		6,435	6,460,997
Sayre Mem Hsp Auth(d)	6.00%	7/1/2037	NR		4,000	720,000
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,008,280
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,144,242
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,422,629
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,334,695
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,306,638
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		3,300	3,419,823
Tarrant Co Cultural - Buckingham Sr Lvg	5.50%	11/15/2045	BB	(a)	3,500	3,626,350
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	1,200	1,215,276
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	2,635	2,660,059
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,237,572
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,599,213
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,177,452
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	2,936,670
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR		9,300	9,582,255
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,715,321
WA HFC - Lea Hill†	5.00%	7/1/2046	NR		1,020	954,434
WA HFC - Lea Hill†	5.00%	7/1/2051	NR		2,000	1,849,040
WA HFC - Lea Hill Proj†	5.00%	7/1/2036	NR		1,000	963,810
WA HFC - Lea Hill Proj†	5.00%	7/1/2041	NR		1,000	947,310
WA HFC - Presbyterian†	5.00%	1/1/2046	BB+	(a)	3,000	2,919,390
WA HFC - Presbyterian†	5.00%	1/1/2051	BB+	(a)	3,300	3,179,946
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,358,287
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	1,954,560
WA Hsg - Mirabella†	6.50%	10/1/2032	NR		1,970	2,054,809
WA Hsg - Mirabella†	6.75%	10/1/2047	NR		3,000	3,101,640
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,325	1,393,754
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,100,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WI PFA - Bancroft Neurohealth†	5.125%	6/1/2048	NR		$4,900	$4,321,751
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,455	991,168
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,655,330
WI PFA - Rose Villa	5.75%	11/15/2044	NR		2,035	2,111,638
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,439,455
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	1,963,020
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,429,400
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,186,250
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,058,580
Total						601,834,392

Housing 0.83%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	822,563
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,170,130
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	601,496
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		3,230	3,417,534
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,132,150
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	560,075
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,555,575
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,151,000
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-		3,000	3,075,060
Total						16,485,583

Lease Obligations 1.64%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,725,210
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,491,400
Houston Co Coop Dist - Country Crossing(d)	12.50%	5/15/2020	NR		4,199	587,860
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BB-		1,600	1,592,592
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,245,812
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,396,513
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,245,600
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,246,910
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,358,850
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,190,580
PR Pub Fin Corp(d)	5.50%	8/1/2031	C		12,250	1,255,625
Total						32,336,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 7.94%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030		A3		$5,120	$5,264,384
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045		BB+		2,250	2,070,427
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046		NR		5,000	4,496,600
Baker Correctional Dev	7.50%	2/1/2030		NR		8,400	6,092,016
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039		BB		10,845	10,860,942
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039		Ba1		3,010	3,012,378
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2035		AA		500	495,470
CA Fin Auth - High Tech†	6.125%	7/1/2038		BB	(a)	1,250	1,254,113
CA Muni Fin - American Heritage	5.00%	6/1/2046		BBB-		1,750	1,846,653
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046		BBB		1,250	1,295,250
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044		BBB-		2,390	2,384,742
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019		NR		5,000	4,926,950
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042		BB+		5,000	4,598,250
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043		BBB		1,000	1,103,530
Denver Conv Ctr	5.00%	12/1/2036		Baa2		1,000	1,078,980
Denver Conv Ctr	5.00%	12/1/2040		Baa2		1,000	1,068,430
Doctor Charles Drew Admy COP(d)	5.70%	11/1/2036		NR		1,735	104,100
FL DFC - FL Charter Foundation†	5.00%	7/15/2046		NR		4,000	3,469,360
FL DFC - Palm Bay Admy(d)	6.00%	5/15/2036		NR		2,000	1,360,000
FL DFC - Palm Bay Admy(d)	6.125%	5/15/2037		NR		1,855	1,261,400
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046		NR		4,950	4,951,386
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	6,000	6,735,540
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043		NR		3,250	3,411,687
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B-		1,250	1,248,400
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037		NR		6,570	1,642,500
La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026		NR		1,000	1,000,160
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,200,224
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,409,917
Lombard PFC - Conf Ctr & Hotel(d)	7.125%	1/1/2036		NR		8,500	2,720,000
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046		A3		5,000	5,538,300
Maricopa Co IDA - Horizon	5.00%	7/1/2035		BBB-		3,000	3,098,400
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047		BB+		4,000	3,938,440
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031		NR		15,200	9,120,000
MD EDC - Chesapeake Bay Hyatt(d)	5.25%	12/1/2031		NR		3,000	1,800,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,500	4,114,935
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,795,883
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		688	693,419
Michigan St Strategic FD Escrow(e)	Zero Coupon	—	(f)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.125%	1/1/2025		NR		2,790	111,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR		$5,755	$230,200
Mission Econ Dev Corp - Natgasoline AMT†	5.75%	10/1/2031	BB-		9,000	9,314,190
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036	BBB		3,165	3,171,457
Ohio St Pollution Ctl Rev Escrow(d)	5.625%	5/15/2020	NR		2,965	297
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032	BB+		7,000	7,008,820
Palm Bay Ed - Patriot Charter Sch(d)	6.75%	7/1/2022	NR		1,460	554,800
Palm Bay Ed - Patriot Charter Sch(d)	7.00%	7/1/2036	NR		5,000	1,900,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035	NR		2,425	2,397,112
Phoenix IDA - Basis Schs†	5.00%	7/1/2046	BB		2,000	1,978,680
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	4,660	4,101,546
Pima Co IDA - American Charter Sch	5.625%	7/1/2038	BB	(a)	4,245	3,356,394
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	B-		1,425	1,159,993
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037	NR		3,505	3,495,221
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB		1,245	1,286,396
Total						156,530,372

Special Tax 7.27%

Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025	NR		965	1,002,500
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR		2,250	2,332,800
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR		1,030	1,024,345
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR		2,150	2,122,523
Arborwood CDD	5.35%	5/1/2036	NR		4,685	4,692,824
Arborwood CDD	6.90%	5/1/2025	NR		635	686,181
Arborwood CDD	6.90%	5/1/2036	NR		780	868,858
Arborwood CDD	6.90%	5/1/2036	NR		75	83,544
Aurora TIF - East River	6.50%	12/30/2023	NR		1,825	1,900,646
Aurora TIF - East River	6.75%	12/30/2027	NR		1,220	1,272,289
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR		3,500	3,616,340
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR		4,180	4,183,595
Compton Redev Agy	6.00%	8/1/2042	NR		4,750	5,089,292
Durbin Crossing CDD	5.50%	5/1/2037	NR		4,900	4,522,210
Fremont CFD - Pacific Commons	5.00%	9/1/2045	NR		3,000	3,165,810
Grandview IDA - Grandview Crossing(d)	5.75%	12/1/2028	NR		1,000	170,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR		6,615	6,701,392
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR		11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		10,000	10,092,100
Inland Valley Redev Agy	5.25%	9/1/2037	A-		3,375	3,757,151
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,066,810
Lake Elsinore PFA	5.00%	9/1/2040	NR		4,000	4,232,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Lancaster Redev Agy	6.875%	8/1/2034	BBB	$1,000	$1,118,800
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	480,800
Magnolia West CDD(d)	5.35%	5/1/2037	NR	3,293	1,959,359
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,224	4,539,552
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	4,969,250
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,122,770
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,145,880
Orange Co CFD - Esencia	5.00%	8/15/2046	NR	6,250	6,566,062
Orange Grove CDD(d)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	537,475
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,568,000
Poway USD PFA	5.00%	9/15/2024	BBB	500	567,030
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,148,395
Poway USD PFA	5.00%	9/15/2032	BBB	990	1,075,605
Prince Georges CO	5.00%	7/1/2046	NR	5,000	4,741,800
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	5,005	5,299,194
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,089,209
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,270,740
Riverside Co Tax Alloc - Jurupa (NPFGC) (FGIC)	4.75%	10/1/2035	AA-	105	105,239
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	2,240	2,382,016
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,650,125
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,408,173
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,223,471
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	A-	700	774,697
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,101,260
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,608,870
Scranton RDA GTD	5.00%	11/15/2028	BB	5,000	5,021,100
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	762,391
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,687,275
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,485	371,250
Tern Bay CDD(d)	5.375%	5/1/2037	NR	13,145	4,337,850
Village CDD #10	6.00%	5/1/2044	NR	940	1,057,444
Whispering Springs CDD(d)	5.20%	10/1/2021	NR	2,290	412,200
Total					143,274,202

Tax Revenue 3.42%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	1,765	1,987,284
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,198,636
Met Pier & Expo Auth - Mccormick Place	5.00%	6/15/2053	BBB-	5,035	5,100,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB-	$4,150	$4,414,977

Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,092,100
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	853,020
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	AA-	20,000	7,645,600
PR Corp Sales Tax	5.00%	8/1/2024	CC	5,080	2,387,600
PR Corp Sales Tax	5.00%	8/1/2043	CC	2,725	1,287,563
PR Corp Sales Tax	5.25%	8/1/2041	CC	23,720	11,207,700
PR Corp Sales Tax	5.375%	8/1/2039	CC	9,380	4,432,050
PR Corp Sales Tax	5.50%	8/1/2028	CC	5,060	2,390,850
PR Corp Sales Tax	5.50%	8/1/2040	CC	7,000	3,307,500
PR Corp Sales Tax	5.50%	8/1/2042	CC	5,350	2,527,875
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,395	2,076,637
PR Corp Sales Tax	6.125%	8/1/2029	CC	3,030	1,469,550
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	17,080	11,998,700
Total					67,377,745

Tobacco 9.57%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	20,000	862,800
Buckeye Tobacco	5.125%	6/1/2024	B-	24,480	22,083,653
Buckeye Tobacco	5.75%	6/1/2034	B-	4,810	4,162,285
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	9,571,100
Buckeye Tobacco	5.875%	6/1/2047	B-	15,975	14,011,673
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	20,000	2,839,400
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	1,833,500
Golden St Tobacco	5.00%	6/1/2033	B-	12,605	11,508,869
Golden St Tobacco	5.125%	6/1/2047	B-	7,000	6,210,120
Golden St Tobacco	5.30%	6/1/2037	B-	5,000	4,569,000
Golden St Tobacco	5.75%	6/1/2047	B-	16,585	15,939,346
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,030	4,039,430
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,735	4,746,885
MI Tob Settlement	5.125%	6/1/2022	B-	1,080	1,029,672
MI Tob Settlement	5.25%	6/1/2022	B-	4,030	3,865,092
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	4,571,300
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	4,510,900
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,046,255
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	30,000	2,435,100
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	5,798,518
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,545	2,434,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		$4,885	$4,860,868
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-		2,670	2,312,407
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		14,190	13,123,905
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-		13,420	11,710,963
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		10,425	8,885,019
TSASC	5.125%	6/1/2042	B-		16,675	15,585,956
Total						188,548,258

Transportation 5.28%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		2,000	2,171,660
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+		1,500	1,626,225
Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,049,326
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,000	4,445,040
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,213,800
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,974,048
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A3		5,000	1,966,200
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-		25,000	13,536,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,051,955
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,140,430
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,762,650
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		3,250	3,719,625
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+		2,000	2,287,860
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		3,000	3,093,420
MA Port Auth - Delta Airlines AMT (AMBAC)	1.511%#	1/1/2031	NR		5,000	4,367,225
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(a)	5,900	7,329,806
NJ Trans Trust Fund	6.00%	6/15/2035	A3		2,700	2,986,065
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		5,000	5,252,350
NY Twy Auth	5.25%	1/1/2056	A-		1,850	2,078,105
PR Hwy & Trans Auth	5.00%	7/1/2020	CC		6,035	1,693,904
PR Hwy & Trans Auth	5.00%	7/1/2022	CC		1,545	436,462
PR Hwy & Trans Auth(d)	5.00%	7/1/2028	Ca		1,015	286,738
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC		4,000	4,010,440
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BB+		3,270	3,458,483
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BB+		5,000	5,277,850
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,401,250
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3		7,870	8,130,497
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB		1,230	1,356,518
Total						104,104,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 8.52%

Adelanto Util Sys	6.625%	7/1/2031	NR	$11,000	$12,065,900
Arborwood CDD	5.50%	5/1/2036	NR	520	521,071
Chicago Water	5.00%	11/1/2028	A	500	556,585
Chicago Water	5.00%	11/1/2029	A	875	970,200
Chicago Water	5.00%	11/1/2030	A	500	552,230
Compton Water	6.00%	8/1/2039	NR	3,710	3,838,143
Detroit Water	5.25%	7/1/2041	A-	5,000	5,332,700
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,774,634
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	3,000	2,944,350
IN Muni Pwr	5.25%	1/1/2034	A+	2,345	2,677,756
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	3,748,950
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445	4,053,258
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	6,025	6,825,241
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	19,945	23,548,064
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035	2,431,410
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	3,941,350
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000	5,468,700
Lathrop Fin Auth	5.90%	6/1/2027	NR	2,375	2,419,104
Lathrop Fin Auth	6.00%	6/1/2035	NR	3,255	3,315,673
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	5,795	6,870,552
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,855,285
Moraine Ohio Solid Waste Disp Escrow AMT(d)	6.75%	12/31/2025	NR	525	53
OH Air Quality - Firstenergy	3.75%#	12/1/2023	CCC+	2,505	1,105,206
OH Air Quality - Firstenergy	4.375%#	6/1/2033	B1	5,090	4,604,007
OH Wtr Dev Auth - Firstenergy	4.375%#	6/1/2033	B1	1,090	985,927
OH Wtr Dev Auth - Firstenergy	4.375%#	6/1/2033	B1	1,000	904,520
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA	5,600	6,115,480
PR Aqueduct & Swr Auth	5.00%	7/1/2017	Caa3	8,460	6,812,246
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Caa3	10,395	7,822,237
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	1,400	925,750
PR Elec Pwr Auth	5.25%	7/1/2040	Caa3	15,785	10,437,831
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	1,500	991,875
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA	19,375	20,875,305
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA	6,270	6,755,518
WV EDA - Morgantown Energy AMT	2.875%	12/15/2026	Baa3	955	890,690
Total					167,937,801
Total Municipal Bonds (cost $2,006,734,351)					1,947,272,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.67%

Variable Rate Demand Notes 0.67%

Corporate-Backed 0.09%

Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	4/1/2040	A2	$1,800	$1,800,000

General Obligation 0.26%

NYC GO (AGM)	0.93%	1/3/2017	11/1/2026	AA	5,135	5,135,000

Utilities 0.32%

NYC Muni Water	0.93%	1/3/2017	6/15/2032	AA+	4,900	4,900,000
NYC Muni Water	0.96%	1/3/2017	8/1/2031	AAA	1,400	1,400,000
Total						6,300,000

Total Short-Term Investments (cost $13,235,000)						13,235,000

Total Investments in Securities 99.47% (cost $2,019,969,351)						1,960,507,883

Cash and Other Assets in Excess of Liabilities 0.53%						10,357,739

Net Assets 100.00%						$1,970,865,622

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$223,563,821	$8,675,100	(4)	$232,238,921
Health Care	—	598,588,170	3,246,222	(4)	601,834,392
Lease Obligations	—	31,749,092	587,860	(4)	32,336,952
Other Revenue	—	152,649,582	3,880,790	(5)	156,530,372
Special Tax	—	134,243,528	9,030,674	(4)	143,274,202
Tax Revenue	—	65,390,461	1,987,284	(4)	67,377,745
Utilities	—	167,416,677	521,124	(5)	167,937,801
Remaining Industries	—	545,742,498	—		545,742,498
Variable Rate Demand Notes	—	13,235,000	—		13,235,000
Total	$—	$1,932,578,829	$27,929,054		$1,960,507,883
Liabilities
Trust Certificates(6)	$—	$(22,070,000)	$—		$(22,070,000)
Total	$—	$(22,070,000)	$—		$(22,070,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.
(4)	Includes securities (West Pace Coop Dist (Corporate – Backed), IL Fin Auth - Clare Oaks (Health Care), IL Fin Auth - Landing / Plymouth Place (Health Care), Houston Co Coop Dist - Country Crossing (Lease Obligation), Lombard PFC - Conf Ctr & Hotel (Other Revenue), Plymouth Ed Ctr Charter Sch (Other Revenue), Arborwood CCD (Special Tax), Tern Bay CDD (Special Tax), Coop Dist Ft Spanish - Hwy 181(Tax Revenue) and Arborwood CCD (Utilities)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities (Michigan St Strategic FD Escrow (Other Revenue), Ohio St Pollution Ctl Rev Escrow (Other Revenue) and Moraine Ohio Solid Waste Disp Escrow (Utilities)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(6)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$20,270,995
Accrued discounts/premiums	(1,513)
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(1,218,119)
Purchases	—
Sales	(85,000)
Net transfers in or out of Level 3	8,962,691
Balance as of December 31, 2016	$27,929,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.59%

Corporate-Backed 17.83%
AL IDA - Office Max Rmkt AMT	6.45%#	12/1/2023	B3	$440	$440,414
AL IDA - Office Max Rmkt AMT	6.45%#	12/1/2023	B3	70	70,066
Allegheny Co IDA - US Steel	6.50%	5/1/2017	B	285	286,525
Austin Convention (XLCA)	5.25%	1/1/2020	BBB-	90	90,099
Austin Convention (XLCA)	5.25%	1/1/2024	BBB-	85	85,107
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2021	Ba1	120	120,308
Beaver Co IDA - FirstEnergy Rmkt	2.70%#	4/1/2035	CCC+	1,000	441,200
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	250	267,112
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	50	54,931
Denver Intl Arpt Rev - United Airlines AMT	5.25%	10/1/2032	BB-	500	503,285
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	100	105,132
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	B+	100	101,669
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	B	200	200,972
Houston Arpt - Continental Airlines	5.00%	7/15/2020	BB-	1,000	1,044,970
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	250	264,135
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B	3,135	3,139,891
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B	1,280	1,266,496
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B	65	65,019
IN Fin Auth - US Steel	6.00%	12/1/2019	B	130	132,665
Int Falls MN - Office Max	5.50%	4/1/2023	B3	100	100,030
JFK IAT - American Airlines AMT	5.00%	8/1/2026	BB-	3,840	3,967,296
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB	400	448,644
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB	140	144,946
Love Field Arpt - Southwest Airlines	5.00%	11/1/2022	Baa1	285	317,647
MA Port Auth - Delta Airlines AMT (AMBAC)	5.00%	1/1/2027	NR	190	192,983
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	65	62,713
Nez Perce CO Poll Ctl - Potlatch	2.75%	10/1/2024	Ba1	1,000	939,770
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	1,100	1,104,906
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	765	795,149
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	500	526,710
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	105	105,311
NJ EDA - Goethals Brdg AMT	5.25%	1/1/2025	BBB-	160	173,024
NY Energy - NY State Elec & Gas AMT	2.375%#	7/1/2026	AA-	240	238,970
NY Liberty Dev Corp - 3 WTC†	5.15%	11/15/2034	NR	100	105,819
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	1,000	1,096,280
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	280	332,814
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2022	BB+	185	185,229
Red River - AEP Texas North (NPFGC) (FGIC)	4.45%	6/1/2020	AA-	305	325,118
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	210	217,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	$750	$809,385
San Antonio Hotel & Conv Ctr AMT (AMBAC)	4.75%	7/15/2036	A3	40	40,003
St Charles Parish - Valero Energy	4.00%#	12/1/2040	BBB	245	256,513
Tulsa Mun Arpt - American Airlines AMT	5.00%#	6/1/2035	BB-	400	424,780
Washington Co Wastewtr - Cargill AMT	2.375%#	9/1/2030	A	100	100,680
Whiting Env Facs - BP AMT	5.00%#	11/1/2045	A2	170	190,152
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A2	150	165,747
WI PFA - TrIPS AMT	5.00%	7/1/2022	BBB	710	759,593
WI PFA - Waste Mgmt AMT	2.00%#	7/1/2029	A-	800	791,320
WI Pub Fin Auth - Celanese	5.00%	12/1/2025	BBB-	1,000	1,078,150
WI Pub Fin Auth - Celanese AMT	5.00%	1/1/2024	BBB-	500	536,520
Total					25,213,548

Education 3.73%

CA Fin Auth - Biola Univ	5.00%	10/1/2018	Baa1	100	103,897
Clifton Higher Ed - Intl Ldrshp Sch	4.625%	8/15/2025	NR	100	101,522
FL HI Ed - Nova Southeastern Univ	6.00%	4/1/2026	A-	155	175,748
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2017	Baa3	75	75,207
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	150	150,317
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3	100	103,314
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2022	A-	560	623,078
MA DFA - Emerson College	5.00%	1/1/2030	BBB+	10	10,269
MA DFA - Emerson College	5.50%	1/1/2030	BBB+	290	305,991
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3	250	256,630
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	100	108,324
N YDorm - Yeshiva Univ	3.75%	9/1/2018	NR	5	5,203
New Rochelle LDC - Iona Clg	5.00%	7/1/2023	BBB	275	311,715
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2022	A1	125	142,518
NY Dorm - Long Island Univ	3.00%	9/1/2019	BBB	725	727,748
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	100	104,717
NY Dorm - Pace Univ	5.00%	5/1/2019	BBB-	50	52,466
NY Dorm - Pace Univ	5.00%	5/1/2021	NR	10	11,223
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	290	315,175
NY Dorm - Pace Univ	5.00%	5/1/2024	BBB-	170	181,789
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	BBB-	130	132,044
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	NR	15	15,610
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	B3	95	92,580
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	B3	145	138,733
NY Dorm - Yeshiva Univ	5.00%	9/1/2017	NR	5	5,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Yeshiva Univ	5.00%	9/1/2017	BBB-	$190	$193,952
NY Dorm - Yeshiva Univ	5.00%	11/1/2022	NR	20	22,735
NY Dorm - Yeshiva Univ	5.00%	11/1/2022	B3	30	30,845
NY Dorm - Yeshiva Univ	5.00%	9/1/2028	BBB-	10	10,190
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	285	318,812
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A-	200	224,786
Troy Cap Res Corp - RPI	5.00%	8/1/2023	A-	100	115,917
VA Clg Bldg Auth - Marymount Univ†	5.00%	7/1/2022	BB+	100	105,337
Total					5,273,522

General Obligation 15.02%

Arkansas City Bldg - So Cent Reg Med	6.25%	9/1/2024	B1	15	15,683
Chicago Brd Ed	1.55%#	3/1/2036	B	800	759,592
Chicago Brd Ed	4.25%	12/1/2018	B	60	56,876
Chicago Brd Ed	5.00%	12/1/2017	B	55	52,913
Chicago Brd Ed	5.00%	12/1/2019	B	275	253,696
Chicago Brd Ed	5.25%	12/1/2024	B	265	220,827
Chicago Brd Ed	5.25%	12/1/2026	B	620	514,129
Chicago Brd Ed	9.00%#	3/1/2026	B	975	931,456
Chicago Brd Ed (AMBAC)	5.00%	12/1/2017	B	200	202,092
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	AA-	245	257,206
Chicago GO	5.00%	12/1/2019	BBB+	200	204,326
Chicago GO	5.00%	1/1/2021	BBB+	290	291,995
Chicago GO	4.00%	1/1/2022	BBB+	125	119,540
Chicago GO	4.50%	1/1/2020	BBB+	450	449,622
Chicago GO	5.00%	1/1/2024	BBB+	1,500	1,491,270
Chicago GO	5.25%	1/1/2022	BBB+	775	788,586
Chicago GO (AMBAC)	5.00%	12/1/2017	BBB+	100	100,180
Cook Co GO	5.00%	11/15/2018	AA-	285	300,860
Cook Co GO	5.00%	11/15/2018	AA-	200	211,130
Cook Co GO	5.00%	11/15/2022	AA-	175	193,380
Cook Co GO	5.25%	11/15/2022	AA-	310	338,433
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	103,112
Guam GO	5.00%	11/15/2023	BB-	10	10,334
Guam GO	6.00%	11/15/2019	BB-	125	131,551
Guam GO	6.75%	11/15/2029	NR	50	57,172
Hartford GO	2.125%	7/15/2018	BBB	215	211,108
Hartford GO	4.00%	4/1/2019	BBB	100	100,592
Hartford GO	4.00%	4/1/2022	BBB	125	123,655
IL State GO	5.00%	8/1/2017	BBB	140	142,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	4.00%	2/1/2018	BBB	$100	$101,576
IL State GO	4.00%	7/1/2018	BBB	445	453,909
IL State GO	4.25%	4/1/2017	BBB	50	50,287
IL State GO	5.00%	6/1/2017	BBB	75	75,939
IL State GO	5.00%	1/1/2018	BBB	245	250,993
IL State GO	5.00%	8/1/2019	BBB	295	305,567
IL State GO	5.00%	1/1/2020	BBB	705	729,901
IL State GO	5.00%	2/1/2020	BBB	1,000	1,035,930
IL State GO	5.00%	4/1/2020	BBB	165	171,074
IL State GO	5.00%	4/1/2020	BBB	510	528,773
IL State GO	5.00%	7/1/2020	BBB	280	290,604
IL State GO	5.00%	3/1/2021	BBB	600	623,196
IL State GO	5.00%	7/1/2021	BBB	530	550,696
IL State GO	5.00%	8/1/2021	BBB	335	348,011
IL State GO	5.00%	2/1/2022	BBB	685	709,146
IL State GO	5.25%	1/1/2020	BBB	465	484,679
IL State GO (AGM)	5.00%	1/1/2019	AA	50	51,986
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	101,703
Luzerne CO GO (AGM)	4.30%	12/15/2021	AA	85	87,511
New Haven GO	5.00%	8/15/2020	AA	1,275	1,382,992
NJ State Bldg Auth	4.00%	6/15/2021	A3	250	259,165
Oakland USD	5.00%	8/1/2020	AA-	150	167,803
Philadelphia Sch Dist	2.25%	9/1/2017	A2	125	125,519
Philadelphia Sch Dist	4.00%	9/1/2017	A2	95	96,473
Philadelphia Sch Dist	4.00%	9/1/2018	A2	300	308,775
Philadelphia Sch Dist	4.50%	9/1/2017	A2	155	157,906
Philadelphia Sch Dist	5.00%	9/1/2019	A2	100	106,011
Philadelphia Sch Dist	5.00%	9/1/2020	A2	215	230,390
Philadelphia Sch Dist	5.25%	9/1/2027	A2	250	262,740
Philadelphia Sch Dist	6.00%	9/1/2038	A2	870	937,634
PR Comwlth GO(d)	4.00%	7/1/2021	Caa3	300	182,625
PR Comwlth GO(d)	5.25%	7/1/2022	Caa3	55	34,238
PR Comwlth GO(d)	5.50%	7/1/2017	Caa3	110	68,240
PR Comwlth GO(d)	5.50%	7/1/2019	Caa3	265	166,012
PR Comwlth GO (AG)	5.00%	7/1/2017	AA	65	66,040
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA	35	35,061
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA	140	148,161
PR Comwlth GO (AGM) (XLCA)	5.50%	7/1/2017	AA	100	101,842
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	575	569,928
PR Pub Bldg Auth GTD	5.50%	7/1/2019	Caa3	35	20,477
PR Pub Bldg Auth GTD	5.50%	7/1/2023	Caa3	55	31,694
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2018	A2	190	196,745
Total					21,241,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 19.42%

Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		$195	$197,613
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		150	151,734
Antelope Valley Hlth	5.00%	3/1/2021	Ba3		250	259,958
Ashland Med Ctr - Kings Daughters	5.00%	2/1/2022	BBB		560	609,846
AZ Hlth Facs - Beatitudes	5.10%	10/1/2022	NR		150	150,201
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		100	100,033
Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2020	BBB+		100	108,757
CA Muni Fin - Northbay Hlthcare	4.00%	11/1/2022	NR		760	779,023
CA Statewide - Beverly	4.00%	2/1/2021	BBB-		550	569,431
CA Stwde - American Baptist	5.00%	10/1/2020	BBB+	(a)	165	178,281
CA Stwde - Daughters of Charity	5.50%	7/1/2022	CCC		155	155,040
CA Stwde - Daughters of Charity	5.75%	7/1/2024	CCC		800	800,344
CA Stwde - Eskaton Pptys	5.00%	11/15/2021	BBB		775	844,967
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2025	BB		1,000	1,071,170
Camden CO Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		80	89,677
Church Home of Hartford†	2.875%	9/1/2020	BB	(a)	200	195,606
Church Home of Hartford†	3.25%	9/1/2021	BB	(a)	200	196,260
CO Hlth Facs - Christian Living	4.00%	1/1/2020	NR		250	255,443
Collier Co IDA - Arlington of Naples†	5.25%	5/15/2022	NR		100	100,194
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		100	104,483
Cumberland Co Mun Auth - Asbury	5.00%	1/1/2020	NR		25	26,456
Dauphin Co Gen Auth - Pinnacle Hlth	5.25%	6/1/2017	NR		20	20,344
Dauphin Co Gen Auth - Pinnacle Hlth	5.25%	6/1/2017	A+		5	5,085
Denver Hlth & Hsp Auth	1.724%#	12/1/2033	BBB		300	278,493
Fairfax Co IDA - Inova Hlth	5.25%	8/15/2019	AA+		75	79,563
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		45	50,523
Friendsview Retirement Community	4.00%	11/15/2026	NR		500	493,960
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2022	BB		250	266,273
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	70	71,648
Harris Co Cultural Ed - Brazos	5.00%	1/1/2023	BB+	(a)	65	68,762
Howard Co Retmt Cmnty - Vantage House(g)	5.00%	4/1/2021	NR		750	764,617
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		400	413,696
ID HFA - Madison Mem Hosp	5.00%	9/1/2021	BB+		1,000	1,075,900
IL Fin Auth - Centegra Hlth	5.00%	9/1/2019	BBB		100	106,435
IL Fin Auth - Centegra Hlth	5.00%	9/1/2021	BBB		100	110,456
IL Fin Auth - Friendship Vlg Shaumburg	5.00%#	2/15/2037	BB-	(a)	55	55,007
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	100	100,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	$125	$134,631
IL Fin Auth - Presence Health	5.00%	2/15/2020	BBB-		1,000	1,057,730
IL Fin Auth - Provena Hlth	6.25%	5/1/2022	BBB-		100	114,529
IL Fin Auth - Provena Hlth	7.75%	8/15/2034	BBB-		100	115,859
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB		30	30,071
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB		460	460,948
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	95,967
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		370	397,632
LA Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2022	BBB-	(a)	55	59,558
MA DFA - Boston Med Ctr	5.00%	7/1/2022	BBB		380	421,853
MA Hlth & Ed - Boston Med Ctr	4.75%	7/1/2023	BBB		200	210,294
MD Hlth & HI Ed - Adventist	5.00%	1/1/2021	Baa3		600	639,678
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.00%	7/1/2020	Baa3		15	15,291
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		90	94,991
ME Hlth & HI Ed - MaineGeneral Hlth	5.25%	7/1/2021	Ba2		70	73,562
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		140	160,819
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2020	BBB-	(a)	200	210,756
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2022	Baa1		150	166,862
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2022	Baa1		500	556,205
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2023	Baa1		145	160,722
Montgomery Co IDA - Whitemarsh	3.00%	1/1/2017	NR		360	360,000
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		80	82,187
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	289,580
NC Med - Southminster	5.00%	10/1/2021	NR		365	388,699
New Hope - Carillon	3.00%	7/1/2020	NR		565	553,067
New Hope Cult Ed Facs - Crestview	4.00%	11/15/2021	BB+	(a)	615	627,589
New Hope Cultural - Wesleyan Homes	4.00%	1/1/2018	NR		100	100,733
NJ EDA - Lions Gate	4.00%	1/1/2020	NR		325	330,310
NJ EDA - Lions Gate	4.375%	1/1/2024	NR		200	204,292
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		200	211,764
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		110	114,323
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	85,937
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		110	112,061
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2021	AA		100	110,285
NY Dorm - Nyu Hosp	5.00%	7/1/2020	A-		40	43,897
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2022	Ba1		200	217,654
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	NR		100	108,875
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		100	112,720
Palm Beach Co Hlth - Sinai Residences	7.25%	6/1/2034	NR		20	23,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Palomar Hlth	5.00%	11/1/2021	BBB-		$250	$272,635
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		55	58,681
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2022	BBB-		180	181,148
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BBB-		35	35,329
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		145	146,076
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BBB-		15	15,255
Price William Co IDA - Westminster	4.00%	1/1/2021	NR		930	951,343
RI Hlth & Ed - Care New England	5.00%	9/1/2020	BB		1,000	1,051,360
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	744,968
Saint Paul MN Hsg & Redev Auth	5.00%	11/15/2025	BBB-		100	108,300
Saint Paul MN Hsg & Redev Auth	5.00%	11/15/2026	BBB-		100	107,805
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		75	90,389
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	400	418,132
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		100	106,944
St. Louis Ind Dev Auth - Nazareth	3.85%	8/15/2020	NR		100	99,099
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		100	99,334
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	100	99,998
Tarrant Co Cultural - Buckingham Sr Lvg	4.50%	11/15/2021	BB	(a)	500	500,055
Tyler Hlth - Mother Frances Hsp	5.125%	7/1/2022	A3		125	142,036
Tyler Hlth - Mother Frances Hsp	5.25%	7/1/2023	A3		50	57,082
UMass Mem Hlth	5.00%	7/1/2021	BBB+		180	195,196
UMass Mem Hlth	5.00%	7/1/2022	BBB+		160	172,894
UMass Mem Hlth	5.125%	7/1/2026	BBB+		125	135,914
WA HFC - Lea Hill Proj†	3.20%	7/1/2021	NR		500	487,525
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		100	100,198
Westchester Co Hlth Care	5.00%	11/1/2022	BBB		215	238,751
WI Hlth & Ed - Aurora Hlth	5.00%	8/15/2019	A2		50	53,757
WI PFA - Bancroft Neurohealth†	4.00%	6/1/2020	NR		635	634,378
Total						27,464,976

Housing 0.44%

CA Muni Fin - UC Berkeley Hsg	4.00%	6/1/2019	Baa3		75	77,716
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2023	BBB-		50	55,669
NJ Eda - Montclair St Std Hsg	5.25%	6/1/2020	Baa3		50	54,427
NYC IDA - Yankee Stadium (FGIC)	2.456%	3/1/2021	Baa1		450	437,094
Total						624,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 1.94%

CA Pub Wks - Dept of Correction (AMBAC)	5.00%	12/1/2019	A1	$355	$380,390
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	15	15,933
Essex Co Impt Auth - Newark (AGM)	5.00%	11/1/2020	A2	50	53,680
KENTUCKY ST PROPERTY	5.00%	11/1/2024	A	1,000	1,152,790
NJ Bldg Auth	5.00%	12/15/2018	A3	150	157,072
NJ EDA - Sch Facs	5.00%	9/1/2020	A3	260	275,922
NJ EDA - Sch Facs	5.00%	6/15/2023	A3	255	267,141
NJ EDA - Sch Facs	5.50%	9/1/2021	A3	200	215,014
NJ EDA - Transit Proj	5.00%	5/1/2019	A3	220	230,395
Total					2,748,337

Other Revenue 7.53%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR	250	239,467
Austin Convention†	5.75%	1/1/2034	BB	100	99,992
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2019	Ba1	45	45,117
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2024	Ba1	25	25,046
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	200	200,338
CA Muni Fin - Northbay Hlthcare(g)	5.00%	11/1/2023	BBB-	450	486,013
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR	500	492,695
Central Plains - Goldman Sachs	5.00%	9/1/2019	A3	325	349,911
Central Plains - Goldman Sachs	5.25%	12/1/2021	A3	360	408,992
Cleveland Arpt	5.00%	1/1/2029	A-	285	315,264
DC Rev - Friendship Pub Chtr Sch	2.45%	6/1/2017	BBB	45	45,077
FL Charter Foundation†	4.00%	7/15/2026	NR	1,000	951,150
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR	150	151,229
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB	710	729,560
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB	750	869,827
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%	4/1/2022	Baa2	1,500	1,752,165
Main St Nat Gas - Ml	5.00%	3/15/2022	BBB+	550	604,186
Main St Nat Gas - ML	5.125%	9/15/2017	BBB+	105	107,521
Maricopa Co IDA - Paradise Schools†	2.875%	7/1/2021	BB+	500	488,750
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	Aa3	80	86,425
Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB	200	197,194
Phoenix IDA - Legacy Tradtl Schs†	3.00%	7/1/2020	NR	325	321,071
PR Elec Pwr Auth	5.00%	7/1/2018	Caa3	50	33,462
Sa Energy Acquisition - Goldman Sachs	5.25%	8/1/2017	A3	50	50,934
Salt Verde Fin Corp - Citi	5.25%	12/1/2020	BBB+	175	194,868
TEAC - Goldman Sachs	5.25%	9/1/2022	A3	795	899,304
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3	150	165,704
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2020	BBB+	120	131,894
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB	195	201,484
Total					10,644,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 1.65%

Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR	$100	$103,680
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2021	NR	140	155,231
Fremont CFD - Pacific Commons	5.00%	9/1/2021	NR	100	110,827
Lake Elsinore PFA	5.00%	9/1/2023	NR	100	112,495
NJ EDA - Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	15	15,961
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2017	BBB	105	105,000
NYC IDA - Yankee Stadium (FGIC)	2.336%	3/1/2017	Baa1	170	169,963
San Clemente Cmnty Facs	5.00%	9/1/2024	NR	100	112,204
San Francisco Redev - Mission Bay South	5.00%	8/1/2026	NR	30	33,203
Scranton RDA GTD	5.00%	11/15/2021	BB	500	514,075
Scranton RDA GTD	5.00%	11/15/2028	BB	255	256,076
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	150	155,107
Village CDD #12	2.875%	5/1/2021	NR	500	487,160
Total					2,330,982

Tax Revenue 2.85%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	125	130,238
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	125	129,588
Garden St Preservation Trust TCRS (BAM)	5.00%	11/1/2021	AA	300	330,705
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	460	465,129
Jefferson Co - Sch Warrant	4.75%	1/1/2025	A-	45	45,054
Jefferson CO - Sch Warrant TCRS (AMBAC)	4.75%	1/1/2025	A-	150	150,181
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB-	110	111,225
Met Pier & Expo Auth - Mccormick Place	5.00%	12/15/2022	BBB-	570	618,701
Met Pier & Expo Auth - Mccormick Place (NPFGC) (FGIC)	Zero Coupon	6/15/2018	AA-	380	366,134
Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	AA-	150	167,448
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	100	101,333
NJ EDA - Cigarette Tax	5.00%	6/15/2021	BBB+	500	539,150
PR Corp Sales Tax	5.00%	8/1/2022	Caa3	100	74,250
PR Corp Sales Tax	5.50%	8/1/2023	CC	125	59,063
PR Sales Tax Fing Cor	5.00%	8/1/2021	Caa3	1,000	747,500
Total					4,035,699

Tobacco 9.55%

Buckeye Tobacco	5.125%	6/1/2024	B-	3,640	3,283,680
Buckeye Tobacco	5.375%	6/1/2024	B-	1,100	1,008,095
CA Co Tobacco Sec - LA Co	5.45%	6/1/2028	B3	1,000	1,005,330
Golden St Tobacco	4.50%	6/1/2027	B	970	965,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Inland Empire Tobacco	5.00%	6/1/2021	NR	$275	$275,690
Inland Empire Tobacco	5.75%	6/1/2026	NR	90	93,899
MI Tob Settlement	5.125%	6/1/2022	B-	665	634,011
Nassau Co Tobacco	5.25%	6/1/2026	B-	175	171,806
NJ EDA - Cigarette Tax	5.00%	6/15/2022	BBB+	950	1,031,339
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1	15	15,002
Nthrn AK Tobacco	5.00%	6/1/2032	B3	10	9,022
Nthrn CA Tobacco	4.75%	6/1/2023	B+	65	65,033
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	866,132
Sthrn CA Tobacco	4.75%	6/1/2025	BBB	35	35,004
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2023	A	60	66,992
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	2,040	2,029,922
TSASC	4.75%	6/1/2022	BBB-	20	20,000
TSASC	5.00%	6/1/2026	BB-	240	239,278
Westchester Tobacco Asset Sec Corp	5.00%	6/1/2022	A	1,500	1,683,630
Total					13,499,840

Transportation 7.50%

Alameda Corridor Trsp Auth	5.00%	10/1/2022	BBB+	200	224,974
Central TX Mobility Auth	5.00%	1/1/2018	BBB	250	257,730
Chicago GO	4.00%	1/1/2019	BBB+	180	179,523
Chicago O’Hare Arpt AMT	5.00%	1/1/2023	A	110	121,141
Chicago O’Hare Arpt AMT	5.25%	1/1/2019	A	65	68,981
Chicago Water	5.00%	11/1/2020	A	255	277,799
Cleveland Arpt (AG)	4.00%	1/1/2020	AA	60	62,424
Delaware River Port Auth	5.00%	1/1/2022	A-	175	194,532
E - 470 Hwy Auth	5.00%	9/1/2020	A3	100	109,154
E - 470 Hwy Auth (NPFGC)	5.25%	9/1/2018	AA-	40	42,247
Foothill / Eastern Corridor Toll Rd	5.00%#	1/15/2053	BBB-	60	60,956
Foothill / Eastern Corridor Toll Rd	5.50%#	1/15/2053	BBB-	500	567,590
Houston Arpt - Continental Airlines AMT	4.50%	7/1/2020	BB-	450	462,721
Indianapolis Local Pub Impt - Ind Arpt AMT	5.00%	1/1/2023	A1	285	325,421
Los Angeles Dept Arpts - LAX	5.00%	5/15/2023	AA	125	144,222
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2021	Baa1	90	99,598
MA Port Auth - Delta Airlines AMT (AMBAC)	1.511%#	1/1/2031	NR	1,000	873,445
MA Port Auth - Delta Airlines AMT (AMBAC)	5.20%	1/1/2020	NR	35	35,117
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2017	NR	25	25,000
MD EDC - CNX Consol Energy	5.75%	9/1/2025	B	1,395	1,382,278
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	555	597,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	$35	$38,247
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2021	Baa1	300	331,185
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	525	587,506
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2018	BBB	250	262,600
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2019	BBB	330	348,619
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2021	BBB	80	86,390
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2025	BBB	510	556,231
Philadelphia Airport AMT	5.00%	6/15/2022	A	195	214,262
Philadelphia Airport AMT	5.25%	6/15/2022	A	175	191,483
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	430	475,331
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	45	12,712
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2019	AA	25	26,308
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2017	AA	35	35,645
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	150	161,839
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	350	387,618
RI Dep Trans - Garvee	5.00%	6/15/2019	AA-	500	537,470
South Jersey Trans Auth	4.00%	11/1/2019	BBB+	105	108,249
Wayne Co Arpt AMT (AGM)	4.00%	12/1/2020	AA	120	125,608
Total					10,599,713

Utilities 9.13%

Beaver CO IDA - Firstenergy	3.50%#	12/1/2035	CCC+	610	255,071
Beaver Co IDA - FirstEnergy	4.00%#	1/1/2035	CCC+	100	41,302
Beaver Co IDA - Firstenergy	4.375%#	1/1/2035	B1	275	248,748
Burke CO Dev - Vogtle Proj	2.35%#	10/1/2032	A-	175	174,673
Chicago Wastewater	5.00%	1/1/2023	A	370	408,580
Chicago Wastewater CR (AGM)	5.00%	1/1/2022	AA	150	166,816
Chicago Water	5.00%	11/1/2020	A	50	54,471
Chicago Water (AGM)	4.25%	11/1/2018	AA	370	386,443
CO Public Auth - ML	6.125%	11/15/2023	BBB+	740	875,353
Detroit Sewer	5.00%	7/1/2022	A-	225	252,333
Detroit Sewer (AGM)	5.25%	7/1/2020	AA	75	83,015
Detroit Sewer Rmkt	6.50%	7/1/2024	A3	100	109,340
Detroit Water	5.00%	7/1/2019	A-	80	85,920
Floyd Co Dev - GA Power	2.35%#	7/1/2022	A3	125	124,347
HI Dept Budget - Hawaiian Electric	6.50%	7/1/2039	Baa2	135	147,131
Jefferson CO Sewer	5.00%	10/1/2018	BBB-	250	260,910
Jefferson Co Sewer	5.00%	10/1/2021	BBB-	1,300	1,400,295
Main St Nat Gas - ML	5.00%	3/15/2019	BBB+	180	190,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

OH Air Quality - Firstenergy	3.00%	5/15/2019	CCC+	$1,495	$647,305
OH Air Quality - Firstenergy	3.75%#	12/1/2023	CCC+	65	28,678
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	130	136,107
OH Wtr Dev Auth - FirstEnergy	3.75%#	7/1/2033	CCC+	200	83,624
OH Wtr Dev Auth - Firstenergy	4.375%#	6/1/2033	B1	575	520,099
Philadelphia Gas Works	5.00%	8/1/2021	A	200	220,744
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	225	240,892
PR Aqueduct & Swr Auth	4.00%	7/1/2022	Caa3	85	65,238
PR Aqueduct & Swr Auth	5.00%	7/1/2017	Caa3	185	148,968
PR Aqueduct & Swr Auth	5.00%	7/1/2019	Caa3	945	756,879
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	155	124,000
PR Elec Pwr Auth	4.10%	7/1/2019	Caa3	240	157,985
PR Elec Pwr Auth	4.25%	7/1/2020	Caa3	300	196,803
PR Elec Pwr Auth (AGM)	5.00%	7/1/2023	AA	30	30,443
PR Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA	145	147,076
PR Elec Pwr Auth (NPFGC)	5.00%	7/1/2021	AA-	100	100,167
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%	7/1/2018	AA-	340	346,858
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	405	425,529
Roseville Nat Gas - ML	5.00%	2/15/2018	BBB+	60	61,846
Southern CA Waterworks TCRS (FGIC)	5.75%	7/1/2021	AAA	65	73,239
TEAC - Goldman Sachs	5.00%	2/1/2020	A3	340	367,180
TEAC - Goldman Sachs	5.00%	2/1/2022	A3	715	793,164
TEAC - Goldman Sachs	5.25%	9/1/2018	A3	30	31,751
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	315	351,808
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2021	A3	220	241,135
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	25	26,392
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2018	BBB+	855	905,035
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	BBB+	245	273,957
Wise Co IDA - VA Elec & Pwr Co	2.15%#	10/1/2040	A2	150	148,744
Total					12,916,929
Total Municipal Bonds (cost $140,670,539)					136,594,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.62%

Variable Rate Demand Notes 2.62%

Corporate-Backed 0.99%

Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	12/1/2039	A2	$400	$400,000
Port Arthur Nav Dist - Motiva	0.85%	1/3/2017	11/1/2040	A2	1,000	1,000,000
Total						1,400,000

General Obligation 0.64%

NYC GO (AGM)	0.93%	1/3/2017	11/1/2026	AA	900	900,000

Utilities 0.99%

NYC Muni Water	0.93%	1/3/2017	6/15/2032	AA+	200	200,000
NYC Muni Water	0.96%	1/3/2017	8/1/2031	AAA	1,200	1,200,000
Total						1,400,000

Total Short-Term Investments (cost $3,700,000)						3,700,000

Total Investments in Securities 99.21% (cost $144,370,539)						140,294,809

Cash and Other Assets in Excess of Liabiities(h) 0.79%						1,112,714

Net Assets 100.00%						$141,407,523

Open Futures Contracts at December 31, 2016:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2017	65	Short	$(14,084,687)	$13,090
U.S. 5-Year Treasury Note	March 2017	26	Short	(3,059,266)	4,017
U.S. 10-Year Treasury Note	March 2017	3	Short	(372,844)	2,057
Totals				$(17,516,797)	$19,164

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$136,594,809	$—	$136,594,809
Variable Rate Demand Notes	—	3,700,000	—	3,700,000
Total	$—	$140,294,809	$—	$140,294,809
Other Financial Instruments
Futures Contracts
Assets	$19,164	$—	$—	$19,164
Liabilities	—	—	—	—
Total	$19,164	$—	$—	$19,164

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$74,858
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	(74,858)
Balance as of December 31, 2016	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.68%

Corporate-Backed 0.87%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,020	$1,035,637
CA Poll Ctl - Waste Mgmt AMT	3.25%#	12/1/2027	A-	1,500	1,557,105
Total					2,592,742

Education 5.58%

CA Dev Auth - Culinary Institute	5.00%	7/1/2036	Baa2	400	425,152
CA Dev Auth - Culinary Institute	5.00%	7/1/2041	Baa2	380	395,071
CA Dev Auth - Culinary Institute	5.00%	7/1/2046	Baa2	425	439,603
CA Ed - Stanford Univ	5.00%	6/1/2046	AAA	1,500	1,911,060
CA Ed Facs - Chapman Univ	5.00%	4/1/2040	A2	1,000	1,108,010
CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Ba1	1,000	999,960
CA Ed Facs - Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,120,180
CA Ed Facs - Univ of Redlands	5.00%	10/1/2038	A3	1,000	1,096,790
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	365,102
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,145,478
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,380,838
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,555,212
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	500	512,595
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB-	540	530,339
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,168,770
Univ California	5.00%	5/15/2037	AA-	1,435	1,582,087
Total					16,736,247

General Obligation 19.30%

Brentwood USD	5.00%	8/1/2046	Aa2	600	673,170
CA State GO	5.00%	9/1/2021	AA-	1,000	1,138,910
CA State GO	5.00%	9/1/2029	AA-	485	542,943
CA State GO	5.00%	2/1/2032	AA-	2,000	2,232,720
CA State GO	5.00%	9/1/2032	AA-	1,500	1,755,300
CA State GO	5.00%	2/1/2033	AA-	1,000	1,113,840
CA State GO	5.25%	10/1/2029	AA-	1,500	1,635,975
CA State GO	5.25%	8/1/2032	AA-	2,500	2,940,950
CA State GO	5.25%	10/1/2032	AA-	4,000	4,528,720
CA State GO	5.25%	4/1/2035	AA-	3,000	3,388,470
CA State GO	5.50%	3/1/2040	AA-	2,000	2,200,720
CA State GO	6.50%	4/1/2033	AA-	3,500	3,869,040
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa2	1,000	1,159,150
Grossmont UHSD	5.00%	8/1/2043	Aa3	1,250	1,377,712
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	648,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA		$1,000	$1,109,320
LA Comm Clg	5.00%	8/1/2036	AA+		1,000	1,167,130
Los Angeles CCD	4.00%	8/1/2029	AA+		1,225	1,331,563
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,167,720
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,400,931
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,158,670
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,019,630
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,166,970
Oakland USD	6.125%	8/1/2029	AA-		1,000	1,118,140
Palm Springs USD	4.00%	8/1/2033	Aa3		1,035	1,085,353
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,035,480
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,292,316
PR Comwlth GO(d)	6.00%	7/1/2039	Caa3		2,000	1,260,000
PR Comwlth GO(d)	8.00%	7/1/2035	Caa3		1,000	675,000
San Diego USD	5.00%	7/1/2027	Aa2		1,000	1,165,170
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,171,800
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,118,030
Santa Monica Malibu GO	4.00%	7/1/2029	Aa1		500	550,130
Stockton USD	5.00%	8/1/2031	A+		2,000	2,259,620
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,199,772
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,159,510
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,306,020
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		2,805	1,760,137
Total						57,884,932

Health Care 15.43%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,098,552
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,030,370
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA-		110	126,242
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,121,010
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,004,980
CA Dev Auth - Redlands Cmnty Hosp	5.00%	10/1/2046	BBB		1,000	1,058,420
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,322,775
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,099,390
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,230,020
CA Hlth - Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,123,940
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,274,680
CA Hlth - Stanford Hsp	5.00%	8/15/2054	AA-		1,000	1,095,850
CA Hlth - Sutter Hlth	5.00%	11/15/2041	AA-		1,000	1,109,370
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,262,800
CA Hlth Auth - Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		1,000	1,148,780
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	528,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2046	A-		$1,000	$1,051,460
CA Muni Fin - Northbay Hlthcare	5.00%	11/1/2027	NR		1,000	1,070,740
CA Muni Fin - NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,243,920
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,312,150
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(a)	1,000	1,029,900
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CCC		460	427,524
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	863,040
CA Stwde - Kaiser Permanente	5.00%	4/1/2042	AA-		1,000	1,078,130
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,083,920
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,000	1,044,880
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,121,110
John Muir Health	5.00%	8/15/2051	A+		1,000	1,088,260
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,500	1,639,725
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	661,721
Palomar Hlth	5.00%	11/1/2039	BBB-		1,450	1,508,131
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	554,798
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,395,380
UCal Med Ctr	4.50%	5/15/2036	AA-		1,855	2,034,508
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	BBB+		2,000	2,227,960
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A		1,000	1,062,850
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,137,890
Total						46,273,356

Housing 2.63%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,034,730
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,086,890
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	525,530
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,074,160
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,355	1,428,455
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,643,940
Los Angeles Regl Fin Auth - MonteCedro Prk	5.00%	11/15/2044	AA-		1,000	1,103,330
Total						7,897,035

Lease Obligations 5.29%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		1,000	1,122,580
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		2,000	2,300,280
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,093,710
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	Aaa		2,000	2,269,580
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,110,800
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		1,220	1,346,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		$1,000	$1,143,290
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,296,190
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,188,673
Total						15,871,458

Other Revenue 3.58%

CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(a)	850	866,567
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,250	1,277,925
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		1,010	1,119,938
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,211,280
CA Infra & Econ Dev - Walt Disney Museum	4.00%	2/1/2035	A+		1,000	1,036,190
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-		1,000	1,074,460
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB		1,000	1,036,200
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB-		600	610,446
Long Beach Nat Gas - ML	5.00%	11/15/2035	BBB+		1,335	1,487,938
Total						10,720,944

Special Tax 11.39%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		500	542,980
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR		1,000	1,116,710
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,549,137
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,325	1,475,030
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	520,380
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,066,810
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,118,800
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A+		1,120	1,255,934
Orange Co CFD	5.25%	8/15/2045	NR		1,000	1,072,940
Orange Co CFD - Esencia	5.00%	8/15/2046	NR		750	787,927
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2029	AA		1,050	1,221,045
Poway USD PFA	5.00%	9/15/2024	BBB		280	317,537
Poway USD PFA (BAM)	5.00%	9/1/2035	AA		1,500	1,667,880
Rancho Cucamonga Redev Agy	4.00%	9/1/2034	AA-		2,000	2,046,640
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	A		2,000	2,291,340
Riverside RDA - Desert Com and I-215 (BAM)	5.00%	10/1/2028	AA		1,000	1,153,530
Roseville CFD - Westpark	5.00%	9/1/2031	NR		1,000	1,088,530
Sacramento Co CFD	5.00%	9/1/2040	NR		1,000	1,074,420
San Clemente Cmnty Facs	5.00%	9/1/2040	NR		1,000	1,056,760
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A		1,000	1,113,730
San Francisco Redev - Mission Bay North	5.00%	8/1/2035	A		500	569,270
San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-		500	598,715
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,197,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+	$1,500	$1,694,055
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2043	AA-	1,100	1,227,512
San Jose Redev Agy (AG)	4.50%	8/1/2035	AA	150	150,288
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	536,290
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	A+	500	566,455
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	A+	500	571,315
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,674,057
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,500	1,838,460
Total					34,161,907

Tax Revenue 1.97%

PR Corp Sales Tax	5.00%	8/1/2024	CC	1,000	470,000
PR Corp Sales Tax	5.25%	8/1/2041	CC	2,100	992,250
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA	450	515,020
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	1,000	1,150,700
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,700,475
Tustin CFD	5.00%	9/1/2037	BBB+	1,000	1,085,460
Total					5,913,905

Tobacco 4.16%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	709,850
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,500	183,350
Golden St Tobacco	5.00%	6/1/2033	B-	1,070	976,953
Golden St Tobacco	5.00%	6/1/2035	A+	1,000	1,099,970
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	1,774,320
Golden St Tobacco	5.75%	6/1/2047	B-	2,500	2,402,675
Inland Empire Tobacco	5.00%	6/1/2021	NR	1,005	1,007,522
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,054,924
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,000	955,730
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000	1,056,950
Sthrn CA Tobacco	5.00%	6/1/2037	BB+	1,305	1,247,071
Total					12,469,315

Transportation 15.99%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	1,500	1,628,745
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	2,000	2,168,300
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA	1,425	1,612,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Bay Area Toll Auth	5.00%	10/1/2033	AA-	$2,905	$3,189,835
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	1,500	683,985
Foothill / Eastern Corridor Toll Rd	5.50%#	1/15/2053	BBB-	250	283,795
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	1,835	2,092,689
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	3,235	3,728,435
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	2,900	3,319,050
Long Beach Harbor AMT	5.00%	5/15/2028	AA	1,000	1,166,200
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA	2,000	2,181,440
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2021	AA	1,325	1,487,233
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA	1,000	1,102,540
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2045	AA	1,000	1,092,710
Los Angeles Harbor AMT	5.00%	8/1/2036	AA	1,000	1,101,790
Port Oakland AMT	5.125%	5/1/2031	A+	1,250	1,360,050
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-	1,500	1,631,085
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,000	1,096,520
San Diego Arpt AMT	5.00%	7/1/2027	A+	1,000	1,132,240
San Francisco Arpt AMT	5.00%	5/1/2027	A+	1,430	1,566,951
San Francisco Arpt AMT	5.00%	5/1/2040	A+	1,500	1,618,005
San Francisco Arpt AMT	5.00%	5/1/2046	A+	2,500	2,717,150
San Francisco Port Commn AMT	5.00%	3/1/2030	A1	1,415	1,551,081
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	BBB-	1,000	1,102,710
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	180	193,919
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	4,585	4,855,148
San Jose Arpt	5.00%	3/1/2029	A2	500	571,210
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,706,670
Total					47,942,002

Utilities 11.49%

Adelanto Util Sys	6.625%	7/1/2031	NR	1,000	1,096,900
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-	1,000	1,097,230
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	AAA	65	68,264
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,097,480
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,404,450
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	851,707
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	774,111
Guam Waterworks Auth	5.50%	7/1/2043	A-	525	574,628
Imperial Irrigation Dist	5.00%	11/1/2038	AA-	800	908,336
Irvine Ranch Water Dist	5.25%	2/1/2041	AAA	1,000	1,174,160
Lathrop Fin Auth	6.00%	6/1/2035	NR	1,135	1,156,156
Long Beach Nat Gas - ML	2.034%#	11/15/2026	BBB+	1,000	938,570
Long Beach Nat Gas - ML	5.25%	11/15/2020	BBB+	1,505	1,661,640
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	1,940	2,300,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	Aa2	$1,000	$1,145,700
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000	1,135,660
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	1,545	2,030,578
MSR Energy Auth - Citi	7.00%	11/1/2034	BBB+	1,000	1,353,330
Nor Cal Trans Agcy - CA-OR Proj	5.00%	5/1/2039	Aa3	500	560,885
Northern CA Gas - Morgan Stanley	1.287%#	7/1/2027	A3	2,000	1,780,420
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Caa3	1,000	755,000
PR Elec Pwr Auth	5.25%	7/1/2024	Caa3	255	168,619
PR Elec Pwr Auth	5.25%	7/1/2033	Caa3	115	76,044
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	450	297,563
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,060,720
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500	1,797,960
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A+	1,000	1,145,560
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000	1,118,310
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	2,435	2,680,570
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,127,110
Turlock Irrigation Dist	5.00%	1/1/2041	A+	1,000	1,129,120
Total					34,466,845

Total Investments in Municipal Bonds 97.68% (cost $283,906,652)					292,930,688

Cash and Other Assets in Excess of Liabiities(h) 2.32%					6,965,866

Net Assets 100.00%					$299,896,554

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$292,930,688	$—	$292,930,688
Total	$—	$292,930,688	$—	$292,930,688

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.89%

Corporate-Backed 3.89%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$269,250
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	1,050	1,118,691
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	320	320,947
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	350	373,159
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	74,583
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	104,761
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	85	90,940
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,402,934
Total					3,755,265

Education 13.71%

NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	530	573,460
NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	75	86,654
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2034	A1	745	831,040
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	835	941,137
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	543,940
NJ Ed Facs - Princeton Univ	5.00%	7/1/2023	AAA	500	592,860
NJ Ed Facs - Princeton Univ	5.00%	7/1/2024	AAA	250	300,382
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	725	872,777
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A	460	512,684
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A-	1,000	1,080,970
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	849,016
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	565,720
NJ Ed Facs - William Patterson Univ	5.00%	7/1/2024	A2	295	330,946
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	855	878,666
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,082,030
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	815,370
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	289,658
Rutgers State Univ	5.00%	5/1/2023	Aa3	500	579,315
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	407,470
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	573,330
Seton Hall Univ	5.00%	7/1/2034	A-	325	363,236
Seton Hall Univ	5.00%	7/1/2036	A-	150	166,754
Total					13,237,415

General Obligation 6.59%

Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	574,530
Bayonne GO (BAM)	5.00%	7/1/2039	AA	500	551,615
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2	400	391,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Hudson Co GO	5.00%	5/1/2035	AA	$500	$568,570
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,053,808
NJ State GO	5.00%	6/1/2023	A2	350	395,734
PR Comwlth GO(d)	5.00%	7/1/2027	Caa3	50	31,063
PR Comwlth GO(d)	5.375%	7/1/2030	Caa3	1,000	622,500
PR Comwlth GO(d)	5.375%	7/1/2033	Caa3	120	74,700
PR Comwlth GO(d)	5.625%	7/1/2032	Caa3	100	62,562
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,038,040
Total					6,365,014

Health Care 14.84%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	526,235
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	522,470
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	469,553
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	251,042
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	860,590
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	100	114,366
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	100	113,818
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A+	90	94,616
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	A+	650	732,504
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	AA-	640	692,672
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	549,725
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	273,295
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	Baa2	1,000	1,081,590
NJ Hlth - Robert Wood Hsp	5.00%	7/1/2039	A+	500	551,110
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A+	500	564,940
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,113,390
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	A+	825	895,719
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	109,568
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	1,250	1,290,325
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	271,948
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,061,020
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	AA-	2,000	2,182,740
Total					14,323,236

Housing 2.39%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,185	1,272,998
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,035,270
Total					2,308,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 17.55%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	$1,250	$1,327,738
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	A3	1,000	1,038,580
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	A3	350	368,179
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,175	2,308,110
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	225,072
NJ EDA - Sch Facs	5.00%	3/1/2026	A3	350	359,296
NJ EDA - Sch Facs	5.00%	3/1/2028	A3	110	111,329
NJ EDA - Sch Facs	5.00%	6/15/2034	A3	200	200,982
NJ EDA - Sch Facs	5.00%	3/1/2035	A3	725	726,718
NJ EDA - Sch Facs	5.25%	9/1/2026	A3	405	423,553
NJ EDA - Sch Facs	5.50%	12/15/2029	A3	1,275	1,286,898
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A3	1,045	1,082,087
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A3	1,630	1,750,049
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A3	1,000	1,063,090
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A3	1,500	729,735
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A3	1,000	317,300
NJ Trans Trust Fund	5.00%	6/15/2022	A3	1,000	1,068,640
NJ Trans Trust Fund	5.00%	6/15/2038	A3	1,115	1,112,056
NJ Trans Trust Fund	5.25%	6/15/2041	A3	100	101,840
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A3	1,000	1,090,360
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					16,940,362

Other Revenue 0.38%

Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR	1,300	52,000
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	318,332
Total					370,332

Special Tax 0.82%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	788,130

Tax Revenue 5.98%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	441,171
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	520,315
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,435,372
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	555,583
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,386,531
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	351,641
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	125,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	5.00%	8/1/2035	CC	$1,000	$472,500
PR Corp Sales Tax	5.25%	8/1/2027	CC	1,020	481,950
Total					5,770,819

Tobacco 6.56%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,525	1,617,293
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	Baa3	920	926,192
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	750	746,295
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	3,415	2,957,629
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	100	87,265
Total					6,334,674

Transportation 21.55%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	345,885
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,118,982
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,239,445
Delaware River Port Auth	5.00%	1/1/2024	A-	350	388,514
Delaware River Port Auth	5.00%	1/1/2028	A	500	571,430
Delaware River Port Auth	5.00%	1/1/2034	A	505	561,520
NJ Tpk Auth	5.00%	1/1/2023	A+	360	415,177
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,442,490
NJ Tpk Auth	5.00%	1/1/2034	A+	500	560,755
NJ Tpk Auth	5.00%	1/1/2035	A+	500	564,820
NJ Tpk Auth	5.00%	1/1/2038	A+	750	821,415
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	979,533
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,077,990
NJ Trans Trust Fund	6.00%	6/15/2035	A3	2,025	2,239,549
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,179,195
Port Auth NY & NJ	5.00%	10/15/2026	AA-	500	597,950
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	591,730
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,164,840
Port Auth NY & NJ	5.00%	10/15/2041	AA-	850	964,852
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	145	165,420
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	50	56,671
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	425	483,493
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	567,425
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,100,600
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,055,140
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	541,847
Total					20,796,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 3.63%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	$400	$439,212
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	105,646
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,031,410
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	525	442,391
PR Aqueduct & Swr Auth	5.25%	7/1/2024	Caa3	295	230,837
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110	72,738
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75	49,594
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	100	66,125
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,063,890
Total					3,501,843

Total Investments in Municipal Bonds 97.89% (cost $96,188,341)					94,492,026

Cash and Other Assets in Excess of Liabilities(h) 2.11%					2,037,965

Net Assets 100.00%					$96,529,991

Open Futures Contracts at December 31, 2016:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2017	1	Short	$(150,657)	$1,662
U.S. 10-Year Treasury Note	March 2017	25	Short	(3,107,031)	17,145
Totals				$(3,257,688)	$18,807

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$94,492,026	$—	$94,492,026
Total	$—	$94,492,026	$—	$94,492,026
Other Financial Instruments
Futures Contracts
Assets	$18,807	$—	$—	$18,807
Liabilities	—	—	—	—
Total	$18,807	$—	$—	$18,807

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.54%

Corporate-Backed 7.98%

Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$267,113
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	250	262,243
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,580,920
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3	2,885	3,446,277
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	750	753,345
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	900	904,464
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	5,975	6,186,634
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	594,165
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,141,540
NY Liberty Dev Corp - BoA Tower	5.625%	7/15/2047	AA	2,640	2,923,061
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,210	1,258,932
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,905,192
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,360	1,360,680
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	1,000	1,188,620
Syracuse IDA - Carousel Ctr	5.00%	1/1/2032	Baa1	4,000	4,340,400
Total					30,113,586

Education 14.17%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,554,133
Build NYC Res Corp - CUNY	5.00%	6/1/2027	Aa2	400	469,280
Build NYC Res Corp - CUNY	5.00%	6/1/2029	Aa2	500	581,080
Build NYC Res Corp - CUNY	5.00%	6/1/2031	Aa2	1,120	1,295,090
Build NYC Res Corp - NY Law	5.00%	7/1/2041	BBB-	1,000	1,050,210
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,098,450
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	915	934,206
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2033	Baa2	200	221,320
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2041	Baa2	200	217,474
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2	275	297,891
Monroe Co IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,099,920
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-	1,000	1,103,740
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	230,941
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	280,063
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220	244,908
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	221,712
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+	500	541,665
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,289,076
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1	500	576,070
NY Dorm - Barnard Clg	5.00%	7/1/2029	A1	1,600	1,833,088
NY Dorm - Barnard Clg	5.00%	7/1/2043	A1	1,000	1,103,160
NY Dorm - Columbia Univ	5.00%	10/1/2026	AAA	1,800	2,227,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1		$1,000	$1,096,010
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		500	567,890
NY Dorm - Fordham Univ	5.00%	7/1/2041	A		1,100	1,236,026
NY Dorm - Fordham Univ	5.25%	7/1/2031	A		2,275	2,558,647
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,102,740
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,183,360
NY Dorm - NYU	5.00%	7/1/2034	AA-		1,500	1,728,735
NY Dorm - NYU	5.25%	7/1/2034	AA-		5,500	5,997,750
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		15	17,389
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		555	599,206
NY Dorm - Pratt Institute	5.00%	7/1/2034	A3		1,035	1,149,450
NY Dorm - Pratt Institute	5.00%	7/1/2039	A3		1,010	1,127,968
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	290,070
NY Dorm - St Johns Univ	5.00%	7/1/2037	A-		1,000	1,111,660
NY Dorm - SUNY	5.00%	7/1/2028	Aa3		1,000	1,170,960
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	395,896
NY Dorm - SUNY Empire Commons	5.00%	5/1/2031	A		100	112,857
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	281,080
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,103,915
NY Dorm - The New School	5.00%	7/1/2028	A-		780	901,391
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,175	1,238,133
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,441,502
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,149,620
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,876,517
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A-		1,380	1,575,394
Total						53,484,783

General Obligation 6.16%

Erie CO GO	5.00%	9/15/2028	AA-		275	321,621
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,733,550
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,175,650
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,168,750
NYC GO	5.00%	8/1/2022	AA		2,215	2,548,579
NYC GO	5.00%	8/1/2024	AA		2,000	2,356,540
NYC GO	5.00%	8/1/2026	AA		1,750	2,069,357
NYC GO	5.00%	8/1/2027	AA		1,500	1,748,700
NYC GO	5.00%	8/1/2027	AA		1,410	1,593,836
NYC GO	5.00%	10/1/2034	AA		1,500	1,672,920
NYC GO	5.00%	3/1/2036	AA		1,285	1,438,802
NYC GO	5.00%	8/1/2037	AA		2,000	2,284,120
PR Comwlth GO(d)	5.00%	7/1/2027	Caa3		250	155,313
PR Comwlth GO(d)	5.00%	7/1/2027	Caa3		65	40,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO(d)	5.125%	7/1/2028	Caa3		$155	$96,390
PR Comwlth GO(d)	5.25%	7/1/2026	Caa3		160	99,600
PR Comwlth GO(d)	5.375%	7/1/2030	Caa3		4,185	2,605,162
PR Comwlth GO(d)	5.50%	7/1/2027	Caa3		60	37,650
PR Comwlth GO(d)	5.625%	7/1/2033	Caa3		10	6,231
PR Comwlth GO(d)	6.125%	7/1/2033	Caa3		170	108,055
Total						23,261,207

Health Care 10.46%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	345,156
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(a)	1,000	1,019,300
Build NYC Res Corp - NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	815,940
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	545,250
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,642,275
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,630,368
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,198
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	BBB+		625	703,375
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	BBB+		2,045	2,292,731
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	BBB+		375	412,294
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,185,160
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	532,275
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	777,862
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,217,274
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,369,182
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,162,280
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,122,430
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		740	837,266
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	854,635
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,102,220
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2036	A-		1,060	1,161,749
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,116,380
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	Ba1		1,000	1,098,450
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,091,300
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,137,971
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,011,020
Suffolk Co IDA - Catholic Hlth Ll	5.00%	7/1/2028	BBB+		1,005	1,092,787
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		875	866,670
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	967,170
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,027,010
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,068,300
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	957,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Westchester Co Hlth Care	5.00%	11/1/2046	BBB		$1,500	$1,569,600
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	122,797
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		35	39,095
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		145	161,964
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,313,937
Total						39,471,019

Housing 0.28%

NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,049,830

Lease Obligations 7.19%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,073,085
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,020	1,201,285
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,911,810
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,127,710
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	AA		2,000	2,253,400
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,059,610
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,766,216
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,118,230
NY Dorm - SUNY - Third Resolution	5.00%	5/15/2026	AA		2,490	2,851,548
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,114,710
NY UDC - PIT	5.00%	3/15/2035	AAA		1,500	1,676,460
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA		1,510	1,739,958
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,590,186
NYC TFA - Bldg Aid	5.00%	7/15/2032	AA		1,000	1,154,570
NYC TFA - Bldg Aid	5.00%	7/15/2036	AA		2,000	2,254,580
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		500	248,750
Total						27,142,108

Other Revenue 5.81%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-		2,500	2,761,375
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-		3,000	3,209,940
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	AA+		5	5,649
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-		500	546,595
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-		1,360	1,467,426
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2		2,000	2,213,880
NYC Cultural - MOMA	4.00%	4/1/2025	AA		1,000	1,122,110
NYC Cultural - Museum Nat History	5.00%	7/1/2031	AA		1,695	1,957,725
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A		2,000	2,193,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA	$1,520	$1,757,196
Utility Debt Sec Auth - LIPA	5.00%	12/15/2037	AAA	2,115	2,433,900
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	1,000	1,123,190
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,131,075
Total					21,923,541

Special Tax 2.02%

MTA NY - Hudson Rail Yards	5.00%	11/15/2056	A2	3,000	3,226,740
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,167,650
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,175,680
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,079,337
Total					7,649,407

Tax Revenue 15.05%

Hudson Yards	5.75%	2/15/2047	A	2,705	3,041,854
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,171,923
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,089,120
MTA NY - Dedicated Tax	5.00%	11/15/2046	AA	1,910	2,181,354
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,000	1,212,680
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	1,685	1,874,714
NY Dorm - PIT	5.00%	12/15/2023	AAA	1,500	1,748,265
NY Dorm - PIT	5.00%	12/15/2025	AAA	1,000	1,157,620
NY Dorm - PIT	5.00%	3/15/2027	AAA	1,250	1,472,100
NY Dorm - PIT	5.00%	2/15/2034	AAA	1,250	1,420,100
NY Dorm - PIT	5.00%	3/15/2036	AAA	2,000	2,274,520
NY Dorm - Pit	5.00%	2/15/2039	AAA	1,500	1,713,825
NY Dorm - Sales Tax	5.00%	3/15/2026	AAA	1,000	1,193,980
NY Twy Auth - PIT	5.00%	3/15/2023	AAA	1,525	1,717,318
NY UDC - PIT	5.00%	12/15/2025	AAA	1,020	1,057,464
NY UDC - PIT	5.00%	12/15/2028	AAA	3,500	3,742,935
NY UDC - PIT	5.00%	3/15/2033	AAA	2,010	2,276,908
NY UDC - PIT	5.00%	3/15/2035	AAA	2,100	2,406,138
NY UDC - PIT	5.00%	3/15/2036	AAA	1,500	1,681,425
NYC TFA - Future Tax	4.00%	11/1/2022	AAA	1,000	1,108,800
NYC TFA - Future Tax	5.00%	11/1/2021	AAA	2,010	2,296,767
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,179,920
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,164,080
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,662,720
NYC TFA - Future Tax	5.00%	2/1/2030	AAA	240	277,718
NYC TFA - Future Tax	5.00%	5/1/2034	NR	5	5,411
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	2,495	2,668,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

NYC TFA - Future Tax	5.00%	8/1/2036	AAA		$5,000	$5,741,350
NYC TFA - Future Tax	5.00%	8/1/2037	AAA		1,800	2,046,978
NYC TFA - Future Tax	5.00%	11/1/2038	AAA		1,540	1,754,075
PR Corp Sales Tax	5.25%	8/1/2027	CC		640	302,400
PR Corp Sales Tax	5.75%	8/1/2037	CC		4,600	2,173,500
Total						56,816,614

Tobacco 3.94%

Nassau CO Tobacco	5.125%	6/1/2046	B-		2,030	1,808,893
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,438,249
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,175	1,270,022
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		1,580	1,565,985
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		2,350	2,361,139
TSASC	5.00%	6/1/2026	BB-		1,760	1,754,702
TSASC	5.125%	6/1/2042	B-		3,190	2,981,661
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+		1,750	1,685,618
Total						14,866,269

Transportation 16.91%

MTA NY	5.00%	11/15/2023	AA-		1,000	1,145,520
MTA NY	5.00%	11/15/2023	AA-		2,455	2,804,862
MTA NY	5.00%	11/15/2027	AA-		350	405,426
MTA NY	5.00%	11/15/2028	AA-		705	810,249
MTA NY	5.00%	11/15/2029	A	(a)	1,500	1,725,570
MTA NY	5.00%	11/15/2041	AA-		1,000	1,111,220
MTA NY	5.25%	11/15/2028	AA-		3,740	4,422,326
MTA NY	5.25%	11/15/2029	AA-		1,000	1,158,700
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,113,050
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,070,910
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		3,950	4,101,088
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,800	11,345,076
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1		1,500	1,697,565
NY Twy Auth	5.00%	1/1/2032	A		1,750	1,990,328
NY Twy Auth	5.00%	1/1/2036	A		1,760	1,939,608
NY Twy Auth	5.25%	1/1/2056	A-		1,000	1,123,300
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,712,365
Port Auth NY & NJ	5.00%	9/1/2028	AA-		1,025	1,194,740
Port Auth NY & NJ	5.00%	10/15/2041	AA-		1,250	1,418,900
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1		170	187,921
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1		260	292,144
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1		715	815,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	$1,100	$1,246,762
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	253,222
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	456,820
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,575	1,791,767
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,110,720
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,401,238
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,750	1,985,988
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,685,018
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,114,970
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,366,275
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,776,152
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+	1,500	1,731,630
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	589,640
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	704,124
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-	1,680	1,921,416
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,113,160
Total					63,835,463

Utilities 7.57%

Guam Pwr Auth	5.00%	10/1/2020	BBB	500	545,135
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	551,900
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	422,584
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,118,180
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,219,700
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,038,428
Long Island Power Auth	5.00%	9/1/2038	A-	1,000	1,106,410
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,099,930
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,160,860
NY Env Facs - Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000	1,172,980
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000	1,163,600
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,396,837
NYC Muni Water	5.00%	6/15/2034	AA+	1,525	1,718,751
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,734,248
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,891,025
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,530,620
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,968,260
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,769,925
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Caa3	370	277,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Aqueduct & Swr Auth	5.25%	7/1/2042	Caa3	$710	$534,275
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Caa3	420	319,725
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	1,250	826,563
Total					28,567,436
Total Municipal Bonds (cost $367,615,301)					368,181,263

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date
SHORT-TERM INVESTMENTS 1.03%

Variable Rate Demand Notes 1.03%

General Obligation 0.85%

NYC GO	0.74%	1/3/2017	8/1/2038	AA	3,200	3,200,000

Utilities 0.18%

NYC Muni Water	0.93%	1/3/2017	6/15/2032	AA+	700	700,000

Total Short-Term Investments (cost $3,900,000)						3,900,000

Total Investments in Securities 98.57% (cost $371,515,301)						372,081,263

Cash and Other Assets in Excess of Liabilities(h) 1.43%						5,387,546

Net Assets 100.00%						$377,468,809

Open Futures Contracts at December 31, 2016:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2017	7	Short	$(1,054,594)	$11,636
U.S. 10-Year Treasury Note	March 2017	111	Short	(13,795,219)	76,123
Totals				$(14,849,813)	$87,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$368,181,263	$—	$368,181,263
Variable Rate Demand Notes	—	3,900,000	—	3,900,000
Total	$—	$372,081,263	$—	$372,081,263
Other Financial Instruments
Futures Contracts
Assets	$87,759	$—	$—	$87,759
Liabilities	—	—	—	—
Total	$87,759	$—	$—	$87,759

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.

See Notes to Schedule of Investments.

Footnotes to Schedule of Investments

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2016.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2016.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(d)	Defaulted security (non-income producing security).
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual and has no stated maturity date.
(g)	Securities purchased on a when-issued basis (See Note 2(d)).
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited) (continued)

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2016, as well as the average trust certificates for the period then ended December 31, 2016:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	1,250,000	.75%	2,756,950	1,250,000
AMT Free	—	—	—	—
National	42,250,000	.75% - .93%	94,203,260	42,250,000
High Yield	22,070,000	.75%	47,630,696	23,820,000
Short Duration High Yield	—	—	—	—
California	—	—	—	750,000
New Jersey	—	—	—	—
New York	—	—	—	—

Notes to Schedule of Investments (unaudited) (continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of December 31, 2016, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of December 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Notes to Schedule of Investments (unaudited) (concluded)

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,859,913,204	$6,312,288	$(21,854,798)	$(15,542,510)
Intermediate	4,284,524,602	93,521,410	(102,246,489)	(8,725,079)
AMT Free	216,485,035	6,140,115	(6,412,210)	(272,095)
National	1,889,037,080	95,297,609	(67,729,968)	27,567,641
High Yield	1,986,142,195	96,609,769	(144,314,081)	(47,704,312)
Short Duration High Yield	144,277,231	441,337	(4,423,759)	(3,982,422)
California	284,052,057	15,242,889	(6,364,258)	8,878,631
New Jersey	96,047,707	2,955,551	(4,511,232)	(1,555,681)
New York	371,220,216	10,623,471	(9,762,424)	861,047

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended December 31, 2016 (as described in note 2(c)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2016:

Net Unrealized Appreciation as of December 31, 2016
Short Duration	$—
Intermediate	—
AMT Free	12,344
National	—
High Yield	—
Short Duration High Yield	19,164
California	—
New Jersey	18,807
New York	87,759

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017